UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05344

WILLIAM BLAIR FUNDS

(Exact name of registrant as specified in charter)

222 WEST ADAMS STREET CHICAGO, IL 60606

(Address of principal executive offices) (Zip code)

Michelle R. Seitz, President, William Blair Funds.

222 West Adams Street

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-236-1600

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Schedule of Investments

Growth Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—27.6%
*	Akamai Technologies, Inc.	330,600	$23,487
	ARM Holdings plc—ADR	197,000	9,712
*	Cognizant Technology Solutions Corporation	229,200	14,300
*	CoStar Group, Inc.	53,757	10,635
*	Google, Inc. Class “A”	47,080	26,115
*	Google, Inc. Class “C”	48,505	26,581
*	Guidewire Software, Inc.	164,300	8,644
*	IPG Photonics Corporation	26,370	2,445
	Mastercard, Inc.	530,900	45,864
*	NeuStar, Inc.	287,600	7,081
*	Pandora Media, Inc.	574,483	9,312
*	Red Hat, Inc.	306,006	23,180
	Solera Holdings, Inc.	218,100	11,267
*	Vantiv, Inc.	559,300	21,086
*	Verint Systems, Inc.	147,900	9,159
			248,868
	Consumer Discretionary—20.4%
*	Amazon.com, Inc.	78,700	29,284
	BorgWarner, Inc.	250,100	15,126
*	Dollar General Corporation	371,500	28,004
	Lowe’s Cos., Inc.	457,300	34,018
*	Markit, Ltd.†	248,800	6,693
*	Sally Beauty Holdings, Inc.	440,300	15,133
*	The Priceline Group, Inc.	15,800	18,394
	VF Corporation	250,300	18,850
	Williams-Sonoma, Inc.	109,700	8,744
	Yum! Brands, Inc.	126,100	9,927
			184,173
	Health Care—17.7%
*	Align Technology, Inc.	161,500	8,686
	Analogic Corporation	99,476	9,042
*	BioMarin Pharmaceutical, Inc.	77,000	9,596
	Bristol-Myers Squibb Co.	391,200	25,232
*	Catamaran Corporation†	274,700	16,356
*	Cerner Corporation	253,500	18,571
*	Exact Sciences Corporation	267,200	5,884
*	Gilead Sciences, Inc.	261,070	25,619
*	HMS Holdings Corporation	408,669	6,314
*	IDEXX Laboratories, Inc.	55,900	8,635
*	Medivation, Inc.	72,872	9,406
*	NxStage Medical, Inc.	71,246	1,233
	Perrigo Co. plc†	51,074	8,455
*	Spectranetics Corporation	205,200	7,133
			160,162
	Industrials—14.9%
	AMETEK, Inc.	292,400	15,363
	Equifax, Inc.	239,812	22,303
	Rockwell Collins, Inc.	121,300	11,711

See accompanying Notes to Portfolio of Investments.

Growth Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Industrials—(continued)
*	RPX Corporation	344,900	$4,963
*	Stericycle, Inc.	222,900	31,302
	Towers Watson & Co.	86,600	11,447
	TransDigm Group, Inc.	94,480	20,665
*	Verisk Analytics, Inc.	161,538	11,534
*	WageWorks, Inc.	96,800	5,162
			134,450
	Consumer Staples—8.1%
	Colgate-Palmolive Co.	312,200	21,648
	Costco Wholesale Corporation	158,100	23,951
	Keurig Green Mountain, Inc.	85,900	9,598
	Mead Johnson Nutrition Co.	179,900	18,085
			73,282
	Financials—6.1%
*	Encore Capital Group, Inc.	280,421	11,663
	Intercontinental Exchange, Inc.	66,400	15,489
	LPL Financial Holdings, Inc.	262,791	11,526
	Moody’s Corporation	156,900	16,286
			54,964
	Energy—3.9%
	Pioneer Natural Resources Co.	56,600	9,255
	Schlumberger, Ltd.†	200,400	16,721
	Suncor Energy, Inc.†	321,700	9,410
			35,386
	Total Common Stocks—98.7% (cost $706,519)		891,285
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 3/31/15, due 4/1/15, repurchase price $3,661, collateralized by FHLB, 2.875%, due 6/14/24	$3,661	3,661
	Total Repurchase Agreement—0.4% (cost $3,661)		3,661
	Total Investments—99.1% (cost $710,180)		894,946
	Cash and other assets, less liabilities—0.9%		8,356
	Net assets—100.0%		$903,302

ADR = American Depository Receipt

* Non-income producing securities

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Large Cap Growth Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—30.9%
*	Adobe Systems, Inc.	13,800	$1,020
*	Akamai Technologies, Inc.	16,350	1,162
	Apple, Inc.	39,855	4,959
*	Cognizant Technology Solutions Corporation	33,110	2,066
*	Facebook, Inc.	18,730	1,540
*	Google, Inc. Class “A”	2,380	1,320
*	Google, Inc. Class “C”	2,380	1,304
	Mastercard, Inc.	24,640	2,129
*	Red Hat, Inc.	25,860	1,959
	Texas Instruments, Inc.	30,730	1,757
			19,216
	Consumer Discretionary—21.5%
*	Amazon.com, Inc.	4,110	1,529
	BorgWarner, Inc.	20,810	1,259
*	Dollar General Corporation	31,770	2,395
*	O’Reilly Automotive, Inc.	8,700	1,881
	Starbucks Corporation	12,470	1,181
*	Tesla Motors, Inc.	2,910	549
	The Home Depot, Inc.	25,310	2,875
*	The Priceline Group, Inc.	929	1,082
	VF Corporation	8,580	646
			13,397
	Health Care—12.7%
	Bristol-Myers Squibb Co.	29,920	1,930
*	Cerner Corporation	17,160	1,257
*	Gilead Sciences, Inc.	14,960	1,468
*	IDEXX Laboratories, Inc.	11,020	1,702
	Zoetis, Inc.	33,860	1,568
			7,925
	Industrials—12.6%
	Equifax, Inc.	22,500	2,093
	Precision Castparts Corporation	5,480	1,151
*	Stericycle, Inc.	11,650	1,636
	TransDigm Group, Inc.	6,260	1,369
	Union Pacific Corporation	14,550	1,576
			7,825
	Financials—8.5%
*	Affiliated Managers Group, Inc.	10,840	2,328
	Citigroup, Inc.	31,660	1,631
	Moody’s Corporation	13,100	1,360
			5,319
	Consumer Staples—7.2%
	Keurig Green Mountain, Inc.	12,440	1,390
	Mead Johnson Nutrition Co.	9,800	985
*	Monster Beverage Corporation	5,620	778

See accompanying Notes to Portfolio of Investments.

Large Cap Growth Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Consumer Staples—(continued)
	The Estee Lauder Cos., Inc.	15,600	$1,297
			4,450
	Energy—3.2%
	Pioneer Natural Resources Co.	3,880	634
	Schlumberger, Ltd.†	16,320	1,362
			1,996
	Telecommunication Services—2.5%
*	SBA Communications Corporation	13,100	1,534
	Total Common Stocks—99.1% (cost $46,424)		61,662
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 3/31/15, due 4/1/15, repurchase price $1,042, collateralized by FHLB, 2.875%, due 6/14/24	$1,042	1,042
	Total Repurchase Agreement—1.7% (cost $1,042)		1,042
	Total Investments—100.8% (cost $47,466)		62,704
	Liabilities, plus cash and other assets—(0.8)%		(520)
	Net assets—100.0%		$62,184

*	Non-income producing securities

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Large Cap Value Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Financials—28.0%
	American International Group, Inc.	1,504	$82
	American Tower Corporation	557	53
	Bank of America Corporation	8,790	135
*	CBRE Group, Inc.	1,458	57
	Citigroup, Inc.	2,597	134
	Citizens Financial Group, Inc.	2,080	50
	CNA Financial Corporation	1,234	51
	Discover Financial Services	724	41
	JPMorgan Chase & Co.	1,684	102
	Lazard, Ltd.†	732	39
	Lincoln National Corporation	1,179	68
	Morgan Stanley	2,104	75
	Regions Financial Corporation	8,700	82
	State Street Corporation	560	41
	SunTrust Banks, Inc.	2,054	84
*	Synchrony Financial	1,289	39
	Zions Bancorporation	1,829	49
			1,182
	Health Care—14.2%
	Baxter International, Inc.	613	42
*	Boston Scientific Corporation	4,206	75
	Cardinal Health, Inc.	827	75
*	Express Scripts Holding Co.	688	60
	Merck & Co., Inc.	1,946	112
	PerkinElmer, Inc.	1,190	61
	UnitedHealth Group, Inc.	942	111
	Zimmer Holdings, Inc.	548	64
			600
	Information Technology—11.5%
	Broadcom Corporation	987	43
	Cisco Systems, Inc.	4,052	111
*	Citrix Systems, Inc.	827	53
	Corning, Inc.	2,014	46
	Hewlett-Packard Co.	1,452	45
	International Business Machines Corporation	199	32
	Microsoft Corporation	1,827	74
*	Teradata Corporation	828	37
*	VeriFone Systems, Inc.	1,292	45
			486
	Energy—9.8%
	Anadarko Petroleum Corporation	707	58
	Baker Hughes, Inc.	926	59
	Chevron Corporation	1,010	106
	Devon Energy Corporation	681	41
	Diamond Offshore Drilling, Inc.	674	18
	Exxon Mobil Corporation	1,259	107
*	Southwestern Energy Co.	1,069	25
			414

See accompanying Notes to Portfolio of Investments.

Large Cap Value Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Industrials—9.3%
	Kansas City Southern	380	$39
*	Navistar International Corporation	870	26
	SPX Corporation	353	30
	Textron, Inc.	1,969	87
	The Boeing Co.	304	45
	The Manitowoc Co., Inc.	1,481	32
	Union Pacific Corporation	334	36
	United Technologies Corporation	826	97
			392
	Consumer Staples—8.7%
	General Mills, Inc.	1,068	60
	Philip Morris International, Inc.	983	74
	The Procter & Gamble Co.	1,265	104
	Wal-Mart Stores, Inc.	592	49
	Walgreens Boots Alliance, Inc.	968	82
			369
	Consumer Discretionary—7.4%
	Big Lots, Inc.	687	33
	Brunswick Corporation	1,119	58
*	Burlington Stores, Inc.	931	55
	Delphi Automotive plc†	782	62
	General Motors Co.	588	22
	Kohl’s Corporation	582	46
*	MGM Resorts International	1,623	34
			310
	Utilities—3.4%
	CMS Energy Corporation	851	30
	NextEra Energy, Inc.	655	68
	Wisconsin Energy Corporation	906	45
			143
	Telecommunication Services—2.8%
*	Sprint Corporation	6,375	30
*	T-Mobile US, Inc.	1,744	55
	Verizon Communications, Inc.	636	31
			116
	Materials—1.7%
	Alcoa, Inc.	2,612	34
*	Owens-Illinois, Inc.	1,659	39
			73
	Total Common Stocks—96.8% (cost $3,363)		4,085

See accompanying Notes to Portfolio of Investments.

Large Cap Value Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 3/31/15, due 4/1/15, repurchase price $138, collateralized by FNMA, 6.625%, due 11/15/30	$138	$138
Total Repurchase Agreement—3.3% (cost $138)		138
Total Investments—100.1% (cost $3,501)		4,223
Liabilities, plus cash and other assets—(0.1)%		(4)
Net assets—100.0%		$4,219

*	Non-income producing securities

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Mid Cap Growth Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Consumer Discretionary—22.2%
	BorgWarner, Inc.	129,843	$7,853
*	Dollar General Corporation	162,865	12,277
	L Brands, Inc.	39,470	3,722
	Marriott International, Inc.	87,699	7,044
*	Michael Kors Holdings, Ltd.†	104,360	6,862
*	O’Reilly Automotive, Inc.	45,880	9,921
	Polaris Industries, Inc.	47,230	6,664
	Ross Stores, Inc.	69,800	7,354
*	Sally Beauty Holdings, Inc.	101,002	3,471
	Six Flags Entertainment Corporation	75,680	3,664
	Williams-Sonoma, Inc.	123,227	9,822
			78,654
	Industrials—19.2%
	AMETEK, Inc.	165,160	8,677
	Equifax, Inc.	87,200	8,110
	Fortune Brands Home & Security, Inc.	73,750	3,502
*	Old Dominion Freight Line, Inc.	105,550	8,159
	Rockwell Collins, Inc.	79,070	7,634
*	Stericycle, Inc.	80,640	11,324
*	The Middleby Corporation	41,370	4,247
	Towers Watson & Co.	35,490	4,691
	TransDigm Group, Inc.	17,700	3,871
*	Verisk Analytics, Inc.	108,680	7,760
			67,975
	Health Care—18.2%
*	Align Technology, Inc.	78,080	4,200
	Bio-Techne Corporation	35,519	3,562
*	BioMarin Pharmaceutical, Inc.	82,842	10,324
*	Cerner Corporation	75,000	5,495
*	HMS Holdings Corporation	255,241	3,943
*	IDEXX Laboratories, Inc.	25,690	3,969
*	Mallinckrodt plc†	39,170	4,961
*	Medivation, Inc.	39,560	5,106
*	Mednax, Inc.	109,860	7,966
*	Mettler-Toledo International, Inc.	12,020	3,950
*	Sirona Dental Systems, Inc.	75,010	6,750
	Zoetis, Inc.	94,130	4,357
			64,583
	Information Technology—15.9%
*	Akamai Technologies, Inc.	112,068	7,962
	ARM Holdings plc—ADR	35,500	1,750
*	CoStar Group, Inc.	27,877	5,515
*	Gartner, Inc.	43,129	3,616
*	Genpact, Ltd.†	260,452	6,056
*	Guidewire Software, Inc.	121,920	6,414
*	IPG Photonics Corporation	18,337	1,700
*	NeuStar, Inc.	149,890	3,690
*	Pandora Media, Inc.	166,050	2,692

See accompanying Notes to Portfolio of Investments.

Mid Cap Growth Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Information Technology—(continued)
*	Red Hat, Inc.	82,430	$6,244
*	Vantiv, Inc.	282,206	10,639
			56,278
	Financials—9.1%
*	Affiliated Managers Group, Inc.	54,655	11,739
	LPL Financial Holdings, Inc.	148,891	6,530
	Moody’s Corporation	32,300	3,353
*	PRA Group, Inc.	68,073	3,698
*	Signature Bank	53,520	6,935
			32,255
	Consumer Staples—7.3%
	Church & Dwight Co., Inc.	41,380	3,535
	Keurig Green Mountain, Inc.	43,000	4,804
	Mead Johnson Nutrition Co.	59,600	5,992
*	Monster Beverage Corporation	45,210	6,257
*	Sprouts Farmers Market, Inc.	147,132	5,183
			25,771
	Energy—3.3%
*	Concho Resources, Inc.	38,020	4,407
	Pioneer Natural Resources Co.	22,550	3,687
	Range Resources Corporation	72,890	3,793
			11,887
	Telecommunication Services—2.5%
*	SBA Communications Corporation	74,750	8,753
	Materials—1.1%
	International Flavors & Fragrances, Inc.	32,400	3,804
	Total Common Stocks—98.8% (cost $288,291)		349,960
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 3/31/15, due 4/1/15, repurchase price $5,154, collateralized by FHLB, 2.875%, due 6/14/24	$5,154	5,154
	Total Repurchase Agreement—1.5% (cost $5,154)		5,154
	Total Investments—100.3% (cost $293,445)		355,114
	Liabilities, plus cash and other assets—(0.3)%		(895)
	Net assets—100.0%		$354,219

ADR = American Depository Receipt

* Non-income producing securities

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Mid Cap Value Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Financials—33.0%
	Allied World Assurance Co. Holdings, Ltd.†	1,075	$43
	American Campus Communities, Inc.	1,115	48
	Ameriprise Financial, Inc.	562	73
*	Arch Capital Group, Ltd.†	605	37
	Assured Guaranty, Ltd.†	1,355	36
	AvalonBay Communities, Inc.	290	50
	DDR Corporation	1,860	35
	Douglas Emmett, Inc.	1,630	49
*	E*TRADE Financial Corporation	1,220	35
	East West Bancorp, Inc.	1,270	51
	Essex Property Trust, Inc.	137	31
	FNF Group	1,060	39
*	Forest City Enterprises, Inc.	1,830	47
	General Growth Properties, Inc.	1,560	46
	Hanover Insurance Group, Inc.	645	47
	Hartford Financial Services Group, Inc.	1,490	62
	Host Hotels & Resorts, Inc.	2,065	42
	Jones Lang LaSalle, Inc.	352	60
	Northern Trust Corporation	695	48
	Principal Financial Group, Inc.	910	47
	Prologis, Inc.	850	37
	Regions Financial Corporation	5,030	48
*	Signature Bank	216	28
	SL Green Realty Corporation	531	68
	SunTrust Banks, Inc.	1,635	67
	Taubman Centers, Inc.	410	32
	Ventas, Inc.	680	50
			1,256
	Information Technology—12.0%
*	Akamai Technologies, Inc.	820	58
	Atmel Corporation	5,955	49
	Belden, Inc.	590	55
*	Cadence Design Systems, Inc.	3,035	56
*	CommScope Holding Co., Inc.	1,870	53
*	Genpact, Ltd.†	1,965	46
	Juniper Networks, Inc.	2,060	47
*	PTC, Inc.	910	33
	TE Connectivity, Ltd.†	805	58
			455
	Consumer Discretionary—10.9%
	Autoliv, Inc.	352	41
	Brunswick Corporation	500	26
	Darden Restaurants, Inc.	620	43
	H&R Block, Inc.	1,165	37
	Kohl’s Corporation	710	56
	Lennar Corporation	1,095	57
	Macy’s, Inc.	705	46
	Newell Rubbermaid, Inc.	1,515	59

See accompanying Notes to Portfolio of Investments.

Mid Cap Value Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Consumer Discretionary—(continued)
	VF Corporation	665	$50
			415
	Utilities—10.5%
	American Water Works Co., Inc.	995	54
	CMS Energy Corporation	1,550	54
	DTE Energy Co.	660	53
	Eversource Energy	1,005	51
	Pinnacle West Capital Corporation	675	43
	Sempra Energy	340	37
	Wisconsin Energy Corporation	1,020	51
	Xcel Energy, Inc.	1,645	57
			400
	Health Care—9.4%
	CIGNA Corporation	869	112
*	Mednax, Inc.	695	50
*	Mettler-Toledo International, Inc.	178	59
	Omnicare, Inc.	815	63
	Zimmer Holdings, Inc.	615	72
			356
	Industrials—9.1%
	Carlisle Companies, Inc.	585	54
	Donaldson Co., Inc.	1,379	52
	Hubbell, Inc.	375	41
	Pall Corporation	565	57
	Textron, Inc.	1,200	53
	The Toro Co.	550	39
	Towers Watson & Co.	393	52
			348
	Materials—5.3%
	Airgas, Inc.	365	39
	Carpenter Technology Corporation	875	34
	Eastman Chemical Co.	500	34
	FMC Corporation	730	42
	Steel Dynamics, Inc.	2,540	51
			200
	Consumer Staples—4.2%
	ConAgra Foods, Inc.	1,065	39
	Ingredion, Inc.	610	47
	The Kroger Co.	950	73
			159
	Energy—2.9%
*	Cameron International Corporation	375	17
*	Gulfport Energy Corporation	350	16
	Noble Energy, Inc.	565	28
	Pioneer Natural Resources Co.	117	19

See accompanying Notes to Portfolio of Investments.

Mid Cap Value Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Energy—(continued)
	Rowan Cos. plc†	795	$14
*	Whiting Petroleum Corporation	575	18
			112
	Total Common Stocks—97.3% (cost $2,619)		3,701
	Total Investments—97.3% (cost $2,619)		3,701
	Cash and other assets, less liabilities—2.7%		104
	Net assets—100.0%		$3,805

† = U.S. listed foreign security

*	Non-income producing securities

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Growth Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Health Care—21.4%
*	ABIOMED, Inc.	200,638	$14,362
*	Akorn, Inc.	190,934	9,071
*	Align Technology, Inc.	227,803	12,252
	Bio-Techne Corporation	131,100	13,148
*	Brookdale Senior Living, Inc.	328,276	12,396
*	Exact Sciences Corporation	443,375	9,763
	HealthSouth Corporation	423,684	18,795
*	IDEXX Laboratories, Inc.	71,811	11,093
*	Ligand Pharmaceuticals, Inc.	226,759	17,485
*	Medivation, Inc.	102,352	13,211
*	Mednax, Inc.	249,500	18,091
*	Mettler-Toledo International, Inc.	53,900	17,714
*	Quintiles Transnational Holdings, Inc.	233,200	15,617
*	Sirona Dental Systems, Inc.	225,353	20,280
*	Team Health Holdings, Inc.	181,228	10,604
			213,882
	Information Technology—20.4%
*	Akamai Technologies, Inc.	235,406	16,724
*	ANSYS, Inc.	132,000	11,641
	Booz Allen Hamilton Holding Corporation	499,468	14,455
*	CoStar Group, Inc.	78,910	15,611
*	Cvent, Inc.	310,700	8,712
	FactSet Research Systems, Inc.	67,500	10,746
*	Gartner, Inc.	122,800	10,297
*	Guidewire Software, Inc.	385,834	20,299
	j2 Global, Inc.	368,985	24,235
	MAXIMUS, Inc.	150,900	10,074
*	NeuStar, Inc.	676,421	16,653
*	Pandora Media, Inc.	442,734	7,177
*	Vantiv, Inc.	436,200	16,445
*	WNS Holdings, Ltd.—ADR	430,120	10,460
*	Zebra Technologies Corporation	116,591	10,576
			204,105
	Industrials—18.3%
	ABM Industries, Inc.	316,530	10,085
	B/E Aerospace, Inc.	133,353	8,484
	Healthcare Services Group, Inc.	298,832	9,601
	Hexcel Corporation	263,100	13,529
*	ICF International, Inc.	326,520	13,338
	Manpowergroup, Inc.	103,250	8,895
*	Old Dominion Freight Line, Inc.	145,771	11,268
	Robert Half International, Inc.	361,900	21,902
*	Stericycle, Inc.	177,370	24,908
	The Corporate Executive Board Co.	192,528	15,375
*	The Middleby Corporation	108,972	11,186
	The Toro Co.	133,200	9,340
	Towers Watson & Co.	109,200	14,435
	TransDigm Group, Inc.	46,275	10,121
			182,467

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Growth Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Consumer Discretionary—13.5%
*	2U, Inc.	378,755	$9,689
	Choice Hotels International, Inc.	189,136	12,118
	Drew Industries, Inc.	172,200	10,597
*	Jarden Corporation	291,275	15,409
	Polaris Industries, Inc.	93,500	13,193
*	Sally Beauty Holdings, Inc.	504,800	17,350
*	ServiceMaster Global Holdings, Inc.	268,308	9,055
	Six Flags Entertainment Corporation	367,286	17,780
	Tractor Supply Co.	128,100	10,896
	Williams-Sonoma, Inc.	235,000	18,732
			134,819
	Financials—12.8%
*	Affiliated Managers Group, Inc.	86,509	18,580
	CBOE Holdings, Inc.	265,400	15,235
*	Encore Capital Group, Inc.	198,300	8,247
*	First Cash Financial Services, Inc.	215,465	10,024
	FirstService Corporation†	193,898	12,549
	Jones Lang LaSalle, Inc.	105,041	17,899
	Lazard, Ltd.†	265,300	13,952
	LPL Financial Holdings, Inc.	194,555	8,533
*	PRA Group, Inc.	180,717	9,817
*	Signature Bank	98,800	12,803
			127,639
	Consumer Staples—2.9%
	Nu Skin Enterprises, Inc.	301,200	18,135
	WD-40 Co.	116,900	10,351
			28,486
	Materials—2.8%
	Celanese Corporation	206,800	11,552
	International Flavors & Fragrances, Inc.	135,200	15,872
			27,424
	Energy—2.7%
*	Carrizo Oil & Gas, Inc.	135,800	6,743
*	Diamondback Energy, Inc.	106,500	8,183
	Frank’s International N.V.†	375,134	7,015
	Oceaneering International, Inc.	87,000	4,692
			26,633
	Telecommunication Services—1.8%
*	SBA Communications Corporation	157,400	18,432
	Total Common Stocks—96.6% (cost $742,792)		963,887

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Growth Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 3/31/15, due 4/1/15, repurchase price $28,313, collateralized by FHLB, 2.875%, due 6/14/24	$28,313	$28,313
Total Repurchase Agreement—2.8% (cost $28,313)		28,313
Total Investments—99.4% (cost $771,105)		992,200
Cash and other assets, less liabilities—0.6%		6,199
Net assets—100.0%		$998,399

ADR = American Depository Receipt

*	Non-income producing securities

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Value Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Financials—35.3%
	Acadia Realty Trust	1,063	$37
	Allied World Assurance Co. Holdings, Ltd.†	1,208	49
	American Assets Trust, Inc.	1,305	56
	American Campus Communities, Inc.	1,035	44
*	Arch Capital Group, Ltd.†	784	48
	Assured Guaranty, Ltd.†	2,199	58
	Bank of the Ozarks, Inc.	1,238	46
	Boston Private Financial Holdings, Inc.	1,333	16
	CNO Financial Group, Inc.	1,777	31
	Douglas Emmett, Inc.	1,796	54
*	E*TRADE Financial Corporation	1,856	53
*	Eagle Bancorp, Inc.	778	30
	East West Bancorp, Inc.	1,277	52
	EastGroup Properties, Inc.	515	31
	Education Realty Trust, Inc.	928	33
	EPR Properties	552	33
	Essex Property Trust, Inc.	220	51
	First American Financial Corporation	1,136	41
*	Forest City Enterprises, Inc.	1,625	41
	Glacier Bancorp, Inc.	1,550	39
	Hanover Insurance Group, Inc.	619	45
	Highwoods Properties, Inc.	754	34
	Home BancShares, Inc.	1,431	48
	Iberiabank Corporation	606	38
	Jones Lang LaSalle, Inc.	336	57
	LaSalle Hotel Properties	1,071	42
	PacWest Bancorp	1,038	49
	Pebblebrook Hotel Trust	1,018	47
	Radian Group, Inc.	2,479	42
	Renasant Corporation	714	21
	Selective Insurance Group, Inc.	1,776	52
*	Signature Bank	270	35
	SL Green Realty Corporation	363	47
	Sunstone Hotel Investors, Inc.	1,290	21
	Taubman Centers, Inc.	540	42
*	Western Alliance Bancorp	1,730	51
	WSFS Financial Corporation	555	42
			1,556
	Industrials—15.1%
	Barnes Group, Inc.	1,156	47
	Carlisle Companies, Inc.	587	54
	CIRCOR International, Inc.	546	30
	Curtiss-Wright Corporation	575	42
	Donaldson Co., Inc.	1,244	47
	EMCOR Group, Inc.	809	38
*	Esterline Technologies Corporation	359	41
	G&K Services, Inc.	630	46
*	Generac Holdings, Inc.	692	34
	Hubbell, Inc.	333	36
	Interface, Inc.	2,199	46
*	Moog, Inc.	569	43

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Value Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Industrials—(continued)
	Standex International Corporation	299	$24
*	Swift Transportation Co.	1,279	33
	The Toro Co.	718	50
	Towers Watson & Co.	428	57
			668
	Consumer Discretionary—13.1%
	Autoliv, Inc.	402	47
	Brunswick Corporation	827	43
	Children’s Place, Inc.	559	36
	Dana Holding Corporation	1,186	25
	Ethan Allen Interiors, Inc.	1,164	32
*	Genesco, Inc.	417	30
	H&R Block, Inc.	1,339	43
*	Krispy Kreme Doughnuts, Inc.	2,639	53
	Lennar Corporation	1,031	53
	Meredith Corporation	703	39
	Newell Rubbermaid, Inc.	1,359	53
	Ryland Group, Inc.	855	42
	Vail Resorts, Inc.	424	44
	Wolverine World Wide, Inc.	1,131	38
			578
	Information Technology—10.5%
*	Acxiom Corporation	2,840	53
	ADTRAN, Inc.	1,370	26
	Atmel Corporation	4,948	41
	Belden, Inc.	621	58
	Booz Allen Hamilton Holding Corporation	702	20
*	Cadence Design Systems, Inc.	3,063	56
	EVERTEC, Inc.†	1,722	38
*	Genpact, Ltd.†	2,319	54
*	Inphi Corporation	2,038	36
	j2 Global, Inc.	788	52
*	PTC, Inc.	779	28
			462
	Utilities—7.5%
	ALLETE, Inc.	656	35
	American Water Works Co., Inc.	971	53
	CMS Energy Corporation	1,443	50
	Pinnacle West Capital Corporation	664	42
	PNM Resources, Inc.	1,350	39
	Portland General Electric Co.	1,065	40
	South Jersey Industries, Inc.	578	31
	Southwest Gas Corporation	689	40
			330
	Health Care—6.5%
	CONMED Corporation	531	27
*	Greatbatch, Inc.	661	38

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Value Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Health Care—(continued)
	HealthSouth Corporation	976	$43
*	Magellan Health, Inc.	364	26
*	Mednax, Inc.	680	49
*	Mettler-Toledo International, Inc.	165	54
	Omnicare, Inc.	620	48
			285
	Materials—6.3%
	Airgas, Inc.	188	20
	Carpenter Technology Corporation	453	18
	FMC Corporation	399	23
	Minerals Technologies, Inc.	647	47
	PolyOne Corporation	1,341	50
*	RTI International Metals, Inc.	863	31
	Sensient Technologies Corporation	523	36
	Silgan Holdings, Inc.	408	24
	Steel Dynamics, Inc.	1,544	31
			280
	Energy—3.4%
*	Bonanza Creek Energy, Inc.	681	17
	Exterran Holdings, Inc.	580	19
	GasLog, Ltd.†	1,089	21
*	Gulfport Energy Corporation	281	13
*	Helix Energy Solutions Group, Inc.	1,358	20
*	PDC Energy, Inc.	451	24
*	TETRA Technologies, Inc.	3,536	22
*	Whiting Petroleum Corporation	470	15
			151
	Consumer Staples—2.2%
*	Darling Ingredients, Inc.	1,344	19
	Ingredion, Inc.	583	44
	J&J Snack Foods Corporation	299	32
			95
	Total Common Stocks—99.9% (cost $3,682)		4,405
	Total Investments—99.9% (cost $3,682)		4,405
	Cash and other assets, less liabilities—0.1%		5
	Net assets—100.0%		$4,410

† = U.S. listed foreign security

*	Non-income producing securities

See accompanying Notes to Portfolio of Investments.

Small Cap Growth Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—23.3%
*	Callidus Software, Inc.	471,247	$5,975
*	comScore, Inc.	71,870	3,680
*	Coupons.com, Inc.	324,446	3,809
	Evolving Systems, Inc.	169,422	1,476
*	Exar Corporation	476,506	4,789
*	Guidewire Software, Inc.	131,140	6,899
*	Inphi Corporation	221,734	3,953
	j2 Global, Inc.	204,747	13,448
*	MaxLinear, Inc.	677,671	5,509
*	NeuStar, Inc.	451,676	11,120
*	OSI Systems, Inc.	91,891	6,824
*	Pandora Media, Inc.	264,530	4,288
*	ServiceSource International, Inc.	1,158,608	3,592
	Solera Holdings, Inc.	111,050	5,737
*	Tangoe, Inc.	803,681	11,091
	TeleTech Holdings, Inc.	238,439	6,068
*	Ultimate Software Group, Inc.	23,772	4,040
*	USA Technologies, Inc.	53,000	146
*	Verint Systems, Inc.	134,070	8,303
*	WNS Holdings, Ltd.—ADR	420,845	10,235
			120,982
	Health Care—20.1%
*	ABIOMED, Inc.	80,460	5,759
*	Air Methods Corporation	157,546	7,340
*	Akorn, Inc.	91,706	4,357
	Analogic Corporation	105,050	9,549
*	Exact Sciences Corporation	193,070	4,251
*	ExamWorks Group, Inc.	89,311	3,717
	HealthSouth Corporation	197,945	8,781
*	Healthways, Inc.	316,512	6,235
*	HMS Holdings Corporation	336,080	5,193
*	Icad, Inc.	344,687	3,302
	LeMaitre Vascular, Inc.	255,511	2,141
*	Ligand Pharmaceuticals, Inc.	148,738	11,469
*	NxStage Medical, Inc.	366,622	6,343
*	Repligen Corporation	183,160	5,561
*	Spectranetics Corporation	238,797	8,301
	Trinity Biotech plc—ADR	436,879	8,410
*	Zeltiq Aesthetics, Inc.	126,650	3,905
			104,614
	Industrials—18.2%
	ABM Industries, Inc.	209,230	6,666
	Acacia Research Corporation	493,023	5,275
	Barrett Business Services, Inc.	198,169	8,490
*	CAI International, Inc.	389,886	9,580
*	Franklin Covey Co.	534,773	10,300
	Healthcare Services Group, Inc.	196,678	6,319
	Hexcel Corporation	134,520	6,917
*	Hudson Technologies, Inc.	1,820,000	7,589

See accompanying Notes to Portfolio of Investments.

Small Cap Growth Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Industrials—(continued)
*	ICF International, Inc.	170,071	$6,947
	John Bean Technologies Corporation	184,180	6,579
*	On Assignment, Inc.	190,585	7,313
*	RPX Corporation	501,750	7,220
*	TriMas Corporation	178,405	5,493
			94,688
	Consumer Discretionary—12.4%
	Capella Education Co.	76,930	4,991
	Choice Hotels International, Inc.	108,790	6,970
	Collectors Universe, Inc.	124,431	2,807
*	Cosi, Inc.	76,730	204
*	Gentherm, Inc.	74,991	3,788
*	IMAX Corporation†	252,790	8,522
	MDC Partners, Inc.†	179,888	5,100
	Monro Muffler Brake, Inc.	119,630	7,782
*	Scientific Games Corporation	525,900	5,506
	Six Flags Entertainment Corporation	236,132	11,431
*	Tuesday Morning Corporation	261,640	4,212
*	U.S. Auto Parts Network, Inc.	1,551,069	3,366
			64,679
	Financials—10.9%
*	BofI Holding, Inc.	72,680	6,762
*	Cowen Group, Inc.	1,240,448	6,450
*	Encore Capital Group, Inc.	298,186	12,402
*	First Cash Financial Services, Inc.	181,672	8,452
	FirstService Corporation†	129,558	8,385
	OM Asset Management plc†	460,421	8,582
*	PRA Group, Inc.	99,540	5,407
			56,440
	Consumer Staples—3.8%
	Herbalife, Ltd.†	85,980	3,677
	Nu Skin Enterprises, Inc.	171,520	10,327
	WD-40 Co.	65,680	5,815
			19,819
	Energy—2.0%
*	Carrizo Oil & Gas, Inc.	76,543	3,800
*	Gulfport Energy Corporation	64,007	2,939
	SM Energy Co.	71,100	3,674
			10,413
	Materials—2.0%
*	Headwaters, Inc.	224,190	4,112

See accompanying Notes to Portfolio of Investments.

Small Cap Growth Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Materials—(continued)
*	Stillwater Mining Co.	465,476	$6,014
			10,126
	Total Common Stocks—92.7% (cost $381,712)		481,761
	Exchange-Traded Fund
	iShares Russell 2000 Growth Index Fund	137,300	20,808
	Total Exchange-Traded Fund—4.0% (cost $19,430)		20,808
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 3/31/15, due 4/1/15, repurchase price $12,876, collateralized by U.S. Treasury Notes, 3.125%, due 2/15/42	$12,876	12,876
	Total Repurchase Agreement—2.5% (cost $12,876)		12,876
	Total Investments—99.2% (cost $414,018)		515,445
	Cash and other assets, less liabilities—0.8%		4,311
	Net assets—100.0%		$519,756

ADR = American Depository Receipt

* Non-income producing securities

† = U.S. listed foreign security

If a fund’s portfolio holdings represent ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined in the Investment Company Act of 1940. The Fund had the following transactions during the period ended March 31, 2015 with companies deemed affiliated during the period or at March 31, 2015 (dollar amounts in thousands).

		Share Activity				Period Ended March 31, 2015

									Change in net
									unrealized
		Balance			Balance		Dividend	Net realized	appreciation
	Security Name	12/31/2014	Purchases	Sales	3/31/2015	Value	Income	gain (loss)	(depreciation)
p	Hudson Technologies, Inc.	1,711,704	108,296	—	1,820,000	$7,589	$—	$—	$723
						$7,589	$—	$—	$723

p Affiliated company at March 31, 2015. The Fund’s total value in companies deemed to be affiliated at March 31, 2015 was $7,589 (in thousands).

See accompanying Notes to Portfolio of Investments.

Small Cap Value Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Financials—36.4%
	Acadia Realty Trust	239,565	$8,356
	American Assets Trust, Inc.	209,620	9,072
	American Campus Communities, Inc.	153,875	6,597
	Bank of the Ozarks, Inc.	209,905	7,752
	Berkshire Hills Bancorp, Inc.	161,480	4,473
	Boston Private Financial Holdings, Inc.	224,350	2,726
*	Cascade Bancorp	519,568	2,494
	CNO Financial Group, Inc.	415,025	7,147
	CoBiz Financial, Inc.	535,154	6,593
	Douglas Emmett, Inc.	241,670	7,204
*	Eagle Bancorp, Inc.	197,505	7,584
	EastGroup Properties, Inc.	68,979	4,148
	Education Realty Trust, Inc.	218,381	7,726
	EPR Properties	110,765	6,649
	First American Financial Corporation	171,730	6,127
*	Forest City Enterprises, Inc.	230,380	5,879
	Glacier Bancorp, Inc.	282,040	7,093
	Hanover Insurance Group, Inc.	112,700	8,180
	Highwoods Properties, Inc.	134,995	6,180
	Home BancShares, Inc.	240,040	8,135
	Iberiabank Corporation	104,185	6,567
	LaSalle Hotel Properties	184,170	7,157
	National Bank Holdings Corporation	148,895	2,801
	PacWest Bancorp	176,403	8,271
	Pebblebrook Hotel Trust	202,919	9,450
	Radian Group, Inc.	435,120	7,306
	Renasant Corporation	172,690	5,189
*	Safeguard Scientifics, Inc.	273,816	4,951
	Selective Insurance Group, Inc.	302,230	8,780
	Sunstone Hotel Investors, Inc.	172,855	2,881
*	Western Alliance Bancorp	344,900	10,223
	WSFS Financial Corporation	84,765	6,411
*	Yadkin Financial Corporation	300,125	6,093
			216,195
	Industrials—15.9%
	Barnes Group, Inc.	184,265	7,461
	CIRCOR International, Inc.	83,905	4,590
	Curtiss-Wright Corporation	118,155	8,736
	EMCOR Group, Inc.	146,456	6,806
*	Esterline Technologies Corporation	71,565	8,189
	G&K Services, Inc.	134,458	9,752
*	Generac Holdings, Inc.	116,720	5,683
	Interface, Inc.	344,534	7,160
	Kadant, Inc.	123,973	6,522
*	Lydall, Inc.	98,545	3,126
*	Moog, Inc.	78,949	5,925
*	Northwest Pipe Co.	144,085	3,307
	Standex International Corporation	65,155	5,351
*	Swift Transportation Co.	189,050	4,919

See accompanying Notes to Portfolio of Investments.

Small Cap Value Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Industrials—(continued)
	The Toro Co.	94,715	$6,641
			94,168
	Consumer Discretionary—12.1%
	Brunswick Corporation	132,315	6,808
	Children’s Place, Inc.	101,605	6,522
	Core-Mark Holding Co., Inc.	57,517	3,699
	Dana Holding Corporation	261,475	5,533
	Ethan Allen Interiors, Inc.	187,805	5,191
*	Genesco, Inc.	78,260	5,574
*	Krispy Kreme Doughnuts, Inc.	437,435	8,744
	Meredith Corporation	110,215	6,147
*	PEP Boys-Manny, Moe & Jack	305,290	2,937
	Ryland Group, Inc.	145,420	7,088
	Vail Resorts, Inc.	64,165	6,636
	Wolverine World Wide, Inc.	205,215	6,864
			71,743
	Information Technology—10.6%
*	Acxiom Corporation	389,100	7,194
	ADTRAN, Inc.	227,145	4,241
	Atmel Corporation	701,280	5,772
	Belden, Inc.	92,230	8,629
	Booz Allen Hamilton Holding Corporation	89,392	2,587
*	Cadence Design Systems, Inc.	417,515	7,699
	EVERTEC, Inc.†	236,329	5,166
*	Inphi Corporation	354,354	6,318
*	Intralinks Holdings, Inc.	400,390	4,140
	j2 Global, Inc.	106,960	7,025
*	PTC, Inc.	112,030	4,052
			62,823
	Utilities—6.2%
	ALLETE, Inc.	143,030	7,546
	PNM Resources, Inc.	275,250	8,038
	Portland General Electric Co.	207,610	7,700
	South Jersey Industries, Inc.	99,115	5,380
	Southwest Gas Corporation	138,245	8,042
			36,706
	Materials—5.7%
	Minerals Technologies, Inc.	104,570	7,644
	PolyOne Corporation	188,859	7,054
*	RTI International Metals, Inc.	156,520	5,621
	Sensient Technologies Corporation	115,380	7,947
	Silgan Holdings, Inc.	102,025	5,931
			34,197
	Health Care—5.6%
	CONMED Corporation	137,770	6,956
*	Greatbatch, Inc.	158,910	9,193

See accompanying Notes to Portfolio of Investments.

Small Cap Value Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Health Care—(continued)
	HealthSouth Corporation	145,805	$6,468
*	Magellan Health, Inc.	64,675	4,580
*	Mednax, Inc.	81,316	5,896
			33,093
	Energy—3.7%
*	Bonanza Creek Energy, Inc.	110,120	2,716
	Exterran Holdings, Inc.	143,795	4,827
	GasLog, Ltd.†	149,345	2,900
*	Helix Energy Solutions Group, Inc.	214,785	3,213
*	PDC Energy, Inc.	68,405	3,697
*	Ring Energy, Inc.	147,240	1,564
*	TETRA Technologies, Inc.	541,985	3,349
			22,266
	Consumer Staples—3.1%
*	Darling Ingredients, Inc.	268,555	3,763
	J&J Snack Foods Corporation	66,112	7,054
	SpartanNash Co.	235,144	7,421
			18,238
	Total Common Stocks—99.3% (cost $472,960)		589,429
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 3/31/15, due 4/1/15, repurchase price $4,326, collateralized by FNMA, 6.625%, due 11/15/30	$4,326	4,326
	Total Repurchase Agreement—0.7% (cost $4,326)		4,326
	Total Investments—100.0% (cost $477,286)		593,755
	Liabilities, plus cash and other assets—0.0%		(239)
	Net assets—100.0%		$593,516

*	Non-income producing securities

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Global Leaders Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Western Hemisphere—48.6%
	Canada—3.6%
	Alimentation Couche Tard, Inc. Class “B” (Food & staples retailing)	72,072	$2,872
	Brookfield Asset Management, Inc. Class “A” (Real estate management & development)†	44,627	2,392
	Suncor Energy, Inc. (Oil, gas & consumable fuels)	59,400	1,736
			7,000
	United States—45.0%
*	Affiliated Managers Group, Inc. (Capital markets)	15,132	3,250
*	Akamai Technologies, Inc. (Internet software & services)	26,258	1,866
*	Align Technology, Inc. (Health care equipment & supplies)	33,013	1,776
	Bristol-Myers Squibb Co. (Pharmaceuticals)	51,691	3,334
	Brunswick Corporation (Leisure products)	46,475	2,391
*	Cerner Corporation (Health care technology)	35,473	2,599
*	Cognizant Technology Solutions Corporation (IT services)	59,905	3,737
	Colgate-Palmolive Co. (Household products)	35,975	2,495
*	CoStar Group, Inc. (Internet software & services)	5,900	1,167
	Costco Wholesale Corporation (Food & staples retailing)	19,496	2,954
	EOG Resources, Inc. (Oil, gas & consumable fuels)	20,021	1,836
*	Facebook, Inc. (Internet software & services)	29,369	2,415
*	Gilead Sciences, Inc. (Biotechnology)	37,298	3,660
*	IDEXX Laboratories, Inc. (Health care equipment & supplies)	11,166	1,725
	Jones Lang LaSalle, Inc. (Real estate management & development)	20,225	3,446
	Keurig Green Mountain, Inc. (Food products)	11,865	1,326
	Lazard, Ltd. (Capital markets)†	49,960	2,627
	Mastercard, Inc. (IT services)	43,147	3,727
*	O’Reilly Automotive, Inc. (Specialty retail)	11,756	2,542
*	Old Dominion Freight Line, Inc. (Road & rail)	25,966	2,007
	Pioneer Natural Resources Co. (Oil, gas & consumable fuels)	8,133	1,330
	PPG Industries, Inc. (Chemicals)	15,441	3,483
*	PRA Group, Inc. (Consumer finance)	36,114	1,962
*	Red Hat, Inc. (Software)	31,751	2,405
	Robert Half International, Inc. (Professional services)	54,218	3,281
	Rockwell Collins, Inc. (Aerospace & defense)	27,608	2,666
	Schlumberger, Ltd. (Energy equipment & services)†	22,189	1,851
	The Home Depot, Inc. (Specialty retail)	44,172	5,018
*	The Middleby Corporation (Machinery)	9,313	956
*	The Priceline Group, Inc. (Internet & catalog retail)	2,453	2,856
	The Toro Co. (Machinery)	21,626	1,516
	The Walt Disney Co. (Media)	29,101	3,052
	VF Corporation (Textiles, apparel & luxury goods)	25,521	1,922
	Williams-Sonoma, Inc. (Specialty retail)	38,570	3,074
			86,252
	Europe, Mid-East—16.5%
	Denmark—1.8%
	Novo Nordisk A/S Class “B” (Pharmaceuticals)	62,914	3,368
	France—1.9%
	Cap Gemini S.A. (IT services)	44,135	3,624

See accompanying Notes to Portfolio of Investments.

Global Leaders Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe, Mid-East—16.5%—(continued)
	Germany—1.8%
	Bayerische Motoren Werke AG (Automobiles)	27,099	$3,393
	Ireland—1.8%
	Shire plc (Pharmaceuticals)	43,558	3,467
	Israel—3.7%
*	Check Point Software Technologies, Ltd. (Software)†	33,542	2,750
	Teva Pharmaceutical Industries, Ltd.—ADR (Pharmaceuticals)	69,059	4,302
			7,052
	Netherlands—0.6%
	Royal Dutch Shell plc Class “A” (Oil, gas & consumable fuels)	39,205	1,173
	Sweden—2.8%
	Atlas Copco AB Class “A” (Machinery)	94,475	3,064
	Hexagon AB Class “B” (Electronic equipment, instruments & components)	66,148	2,355
			5,419
	Switzerland—2.1%
	Geberit AG (Building products)	4,146	1,557
	Partners Group Holding AG (Capital markets)	8,431	2,521
			4,078
	Japan—12.6%
	Daikin Industries, Ltd. (Building products)	48,900	3,281
	Fuji Heavy Industries, Ltd. (Automobiles)	60,100	2,000
	GLP J-Reit (Real estate investment trusts (REITs))	1,564	1,621
	Hoya Corporation (Electronic equipment, instruments & components)	67,500	2,711
	Kao Corporation (Personal products)	71,600	3,582
	Keyence Corporation (Electronic equipment, instruments & components)	2,800	1,532
	Nitori Holdings Co., Ltd. (Specialty retail)	32,200	2,185
	ORIX Corporation (Diversified financial services)	194,800	2,743
	SMC Corporation (Machinery)	6,800	2,032
	Sumitomo Mitsui Financial Group, Inc. (Banks)	66,500	2,551
			24,238
	Emerging Asia—10.6%
	China—4.4%
*	Alibaba Group Holding, Ltd.—ADR (Internet software & services)	16,415	1,366
*	Baidu, Inc.—ADR (Internet software & services)	11,244	2,343
	China Overseas Land & Investment, Ltd. (Real estate management & development)	666,000	2,139
	Tencent Holdings, Ltd. (Internet software & services)	136,400	2,592
			8,440
	India—3.0%
	HDFC Bank, Ltd.—ADR (Banks)	47,456	2,795
	Tata Motors, Ltd. (Automobiles)	341,810	3,007
			5,802

See accompanying Notes to Portfolio of Investments.

Global Leaders Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Emerging Asia—10.6%—(continued)
Indonesia—1.4%
PT Bank Rakyat Indonesia Persero Tbk (Banks)	2,629,800	$2,670
Taiwan—1.8%
Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	147,146	3,455
United Kingdom—8.2%
ARM Holdings plc (Semiconductors & semiconductor equipment)	59,739	979
BG Group plc (Oil, gas & consumable fuels)	109,760	1,350
Compass Group plc (Hotels, restaurants & leisure)	196,333	3,413
easyJet plc (Airlines)	121,180	3,383
Prudential plc (Insurance)	148,961	3,695
Reckitt Benckiser Group plc (Household products)	33,074	2,846
		15,666
Asia—1.2%
Hong Kong—1.2%
AIA Group, Ltd. (Insurance)	361,600	2,274
Emerging Latin America—0.7%
Brazil—0.1%
Kroton Educacional S.A. (Diversified consumer services)	33,200	107
Panama—0.6%
Copa Holdings S.A. Class “A” (Airlines)†	11,543	1,165
Emerging Europe, Mid-East, Africa—0.5%
South Africa—0.5%
Bidvest Group, Ltd. (Industrial conglomerates)	39,120	1,060
Total Common Stocks—98.9% (cost $160,990)		189,703
Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 3/31/15, due 4/1/15, repurchase price $1,528, collateralized by U.S. Treasury Bond, 3.125%, due 2/15/42	$1,528	1,528
Total Repurchase Agreement—0.8% (cost $1,528)		1,528

See accompanying Notes to Portfolio of Investments.

Global Leaders Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

Issuer	Value
Total Investments—99.7% (cost $162,518)	$191,231
Cash and other assets, less liabilities—0.3%	588
Net assets—100.0%	$191,819

ADR = American Depository Receipt

† = U.S. listed foreign security

* Non-income producing securities

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Global Leaders Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

At March 31, 2015, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Information Technology	20.6%
Financials	19.3%
Consumer Discretionary	18.4%
Industrials	13.7%
Health Care	12.8%
Consumer Staples	8.5%
Energy	4.9%
Materials	1.8%
Total	100.0%

At March 31, 2015, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

U.S. Dollar	56.3%
Japanese Yen	12.8%
British Pound Sterling	10.1%
Euro	4.3%
Hong Kong Dollar	3.7%
Swedish Krona	2.9%
Canadian Dollar	2.4%
Swiss Franc	2.1%
Danish Krone	1.8%
Indian Rupee	1.6%
Indonesian Rupiah	1.4%
All Other Currencies	0.6%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Global Small Cap Growth Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Western Hemisphere—40.0%
	Canada—1.9%
	Home Capital Group, Inc. (Thrifts & mortgage finance)	9,066	$305
	Linamar Corporation (Auto components)	5,771	356
	WestJet Airlines, Ltd. (Airlines)	15,117	354
			1,015
	United States—38.1%
*	2U, Inc. (Diversified consumer services)	20,243	518
*	Align Technology, Inc. (Health care equipment & supplies)	7,005	377
*	AMN Healthcare Services, Inc. (Health care providers & services)	22,126	510
	Booz Allen Hamilton Holding Corporation (IT services)	19,941	577
	Brunswick Corporation (Leisure products)	7,189	370
*	Carrizo Oil & Gas, Inc. (Oil, gas & consumable fuels)	9,172	455
	Choice Hotels International, Inc. (Hotels, restaurants & leisure)	10,452	670
*	Cognex Corporation (Electronic equipment, instruments & components)	9,210	457
	Collectors Universe, Inc. (Diversified consumer services)	13,766	311
*	Cvent, Inc. (Internet software & services)	16,896	474
*	Demandware, Inc. (Internet software & services)	7,949	484
*	Diamondback Energy, Inc. (Oil, gas & consumable fuels)	6,364	489
	Domino’s Pizza, Inc. (Hotels, restaurants & leisure)	4,126	415
	Drew Industries, Inc. (Auto components)	10,502	646
*	Encore Capital Group, Inc. (Consumer finance)	8,258	343
	Gentex Corporation (Auto components)	22,929	420
*	Gentherm, Inc. (Auto components)	7,889	398
	HealthSouth Corporation (Health care providers & services)	10,526	467
	Hexcel Corporation (Aerospace & defense)	8,205	422
*	Hortonworks, Inc. (Internet software & services)	18,239	435
*	Huron Consulting Group, Inc. (Professional services)	8,877	587
	j2 Global, Inc. (Internet software & services)	8,120	533
	MAXIMUS, Inc. (IT services)	9,115	608
	Monotype Imaging Holdings, Inc. (Software)	13,798	450
*	Oil States International, Inc. (Energy equipment & services)	9,462	376
*	PRA Group, Inc. (Consumer finance)	6,221	338
*	Repligen Corporation (Biotechnology)	14,659	445
*	ServiceMaster Global Holdings, Inc. (Diversified consumer services)	15,799	533
*	Sirona Dental Systems, Inc. (Health care equipment & supplies)	6,153	554
	Six Flags Entertainment Corporation (Hotels, restaurants & leisure)	7,914	383
*	Sprouts Farmers Market, Inc. (Food & staples retailing)	11,713	413
*	Team Health Holdings, Inc. (Health care providers & services)	7,752	454
	Texas Roadhouse, Inc. (Hotels, restaurants & leisure)	11,258	410
	The Corporate Executive Board Co. (Professional services)	7,440	594
	The Toro Co. (Machinery)	7,661	537
*	Tyler Technologies, Inc. (Software)	5,482	661
	UniFirst Corporation (Commercial services & supplies)	3,906	460
	Vail Resorts, Inc. (Hotels, restaurants & leisure)	3,953	409
*	WageWorks, Inc. (Professional services)	7,075	377
*	Wayfair, Inc. Class “A” (Internet & catalog retail)	16,841	541
	WD-40 Co. (Household products)	3,977	352
	West Pharmaceutical Services, Inc. (Health care equipment & supplies)	6,941	418

See accompanying Notes to Portfolio of Investments.

Global Small Cap Growth Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Western Hemisphere—40.0%—(continued)
	United States—38.1%—(continued)
*	Zeltiq Aesthetics, Inc. (Health care equipment & supplies)	16,485	$508
			20,179
	Europe, Mid-East—19.6%
	Austria—0.8%
	ams AG (Semiconductors & semiconductor equipment)	8,230	395
	Belgium—0.7%
	Melexis N.V. (Semiconductors & semiconductor equipment)	6,400	382
	Denmark—0.9%
*	Royal Unibrew A/S (Beverages)	2,803	470
	Finland—0.8%
	Huhtamaki Oyj (Containers & packaging)	13,549	422
	France—0.6%
	Ipsen S.A. (Pharmaceuticals)	7,015	332
	Germany—3.5%
	Aareal Bank AG (Thrifts & mortgage finance)	8,903	376
	Aurelius AG (Capital markets)	10,341	434
	CTS Eventim AG & Co KGaA (Media)	11,369	358
	KUKA AG (Machinery)	4,779	369
	Norma Group SE (Machinery)	6,754	340
			1,877
	Ireland—1.7%
	Beazley plc (Insurance)	113,580	485
	Greencore Group plc (Food products)	83,438	399
			884
	Israel—1.7%
	Frutarom Industries, Ltd. (Chemicals)	13,057	488
*	Lumenis, Ltd. (Health care equipment & supplies)†	36,153	433
			921
	Italy—4.7%
*	Anima Holding SpA—144A (Capital markets)	59,965	445
	Brembo SpA (Auto components)	9,344	382
	De’Longhi SpA (Household durables)	21,553	468
	Moncler SpA (Textiles, apparel & luxury goods)	23,097	388
	Recordati SpA (Pharmaceuticals)	21,604	404
	Salvatore Ferragamo Italia SpA (Textiles, apparel & luxury goods)	12,443	399
			2,486
	Luxembourg—0.7%
*	Grand City Properties S.A. (Real estate management & development)	20,208	375

See accompanying Notes to Portfolio of Investments.

Global Small Cap Growth Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe, Mid-East—19.6%—(continued)
	Sweden—2.7%
	Hexpol AB (Chemicals)	3,578	$361
*	Net Entertainment NE AB (Internet software & services)	12,584	434
	Nolato AB Class “B” (Industrial conglomerates)	25,861	626
			1,421
	Switzerland—0.8%
	VZ Holding AG (Capital markets)	2,123	415
	Japan—11.1%
	Haseko Corporation (Household durables)	61,900	605
	Hoshizaki Electric Co., Ltd. (Machinery)	5,700	372
	Kose Corporation (Personal products)	7,100	392
	Meitec Corporation (Professional services)	11,300	379
	Nihon Kohden Corporation (Health care equipment & supplies)	14,000	382
	Nihon M&A Center, Inc. (Professional services)	10,400	360
	Nippon Prologis REIT, Inc. (Real estate investment trusts (REITs))	164	362
	Nissan Chemical Industries, Ltd. (Chemicals)	25,200	523
	Obic Co., Ltd. (IT services)	10,100	429
	Relo Holdings, Inc. (Real estate management & development)	4,800	426
	Resorttrust, Inc. (Hotels, restaurants & leisure)	15,400	402
	Sato Holdings Corporation (Commercial services & supplies)	16,500	375
	Tsubakimoto Chain Co. (Machinery)	45,000	376
	Zenkoku Hosho Co., Ltd. (Diversified financial services)	13,300	500
			5,883
	Emerging Asia—9.7%
	China—2.5%
	Hollysys Automation Technologies, Ltd. (Electronic equipment, instruments & components)†	18,221	362
*	Luye Pharma Group, Ltd. (Pharmaceuticals)	260,000	314
*	Ozner Water International Holding Ltd.—144A (Household durables)	700,000	251
*	WuXi PharmaTech Cayman, Inc.—ADR (Life sciences tools & services)	10,309	400
			1,327
	India—2.4%
	Kaveri Seed Co., Ltd. (Food products)	23,443	369
	Torrent Pharmaceuticals, Ltd. (Pharmaceuticals)	20,350	376
	Yes Bank, Ltd. (Banks)	39,437	512
			1,257
	Malaysia—0.6%
	Silverlake Axis, Ltd. (Software)	314,000	314
	Philippines—1.9%
	Megaworld Corporation (Real estate management & development)	2,984,000	362
	Security Bank Corporation (Banks)	170,150	655
			1,017

See accompanying Notes to Portfolio of Investments.

Global Small Cap Growth Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—9.7%—(continued)
	Taiwan—1.8%
	King Slide Works Co., Ltd. (Machinery)	41,000	$618
	Merida Industry Co., Ltd. (Leisure products)	45,000	354
			972
	Thailand—0.5%
	Supalai PCL (Real estate management & development)	418,900	277
	United Kingdom—8.3%
	Close Brothers Group plc (Capital markets)	14,932	345
	Domino’s Pizza Group plc (Hotels, restaurants & leisure)	35,961	414
	Halma plc (Electronic equipment, instruments & components)	33,351	346
	Hays plc (Professional services)	145,763	330
	Howden Joinery Group plc (Specialty retail)	72,214	475
	IG Group Holdings plc (Diversified financial services)	31,104	327
	Inchcape plc (Distributors)	32,359	382
	M&C Saatchi plc (Media)	70,843	362
	OM Asset Management plc (Capital markets)†	21,622	403
	Scapa Group plc (Chemicals)	142,721	305
	Ted Baker plc (Textiles, apparel & luxury goods)	9,069	336
	Workspace Group plc (Real estate investment trusts (REITs))	27,998	355
			4,380
	Emerging Europe, Mid-East, Africa—2.8%
	Kenya—0.8%
	Equity Bank, Ltd. (Banks)	732,200	412
	South Africa—1.4%
	AVI, Ltd. (Food products)	50,563	344
	Clicks Group, Ltd. (Food & staples retailing)	55,415	418
			762
	Turkey—0.6%
	Turkiye Sinai Kalkinma Bankasi A.S. (Banks)	413,499	317
	Asia—2.2%
	Australia—1.4%
	DuluxGroup, Ltd. (Chemicals)	90,969	443
	Magellan Financial Group, Ltd. (Capital markets)	20,993	314
			757
	Singapore—0.8%
	ComfortDelGro Corporation, Ltd. (Road & rail)	190,000	400
	Emerging Latin America—2.1%
	Mexico—2.1%
*	Compartamos S.A.B. de C.V. (Consumer finance)	214,000	384
	Credito Real S.A.B. de C.V. (Consumer finance)	155,595	367

See accompanying Notes to Portfolio of Investments.

Global Small Cap Growth Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Emerging Latin America—2.1%—(continued)
	Mexico—2.1%—(continued)
*	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Transportation infrastructure)	78,900	$385
			1,136
	Total Common Stocks—95.8% (cost $45,535)		50,785
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 3/31/15, due 4/1/15, repurchase price $2,078, collateralized by FNMA, 6.625%, due 11/15/30	$2,078	2,078
	Total Repurchase Agreement—3.9% (cost $2,078)		2,078
	Total Investments—99.7% (cost $47,613)		52,863
	Cash and other assets, less liabilities—0.3%		159
	Net assets—100.0%		$53,022

* Non-income producing securities

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Global Small Cap Growth Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

At March 31, 2015, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Consumer Discretionary	23.4%
Financials	19.4%
Industrials	16.3%
Information Technology	14.5%
Health Care	12.6%
Consumer Staples	6.2%
Materials	5.0%
Energy	2.6%
Total	100.0%

At March 31, 2015, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

U.S. Dollar	42.1%
Japanese Yen	11.6%
Euro	11.5%
British Pound Sterling	9.6%
Swedish Krona	2.8%
Indian Rupee	2.5%
Mexican Peso	2.2%
Philippine Peso	2.0%
Canadian Dollar	2.0%
New Taiwan Dollar	1.9%
Hong Kong Dollar	1.9%
Swiss Franc	1.6%
South African Rand	1.5%
Australian Dollar	1.5%
Singapore Dollar	1.4%
All Other Currencies	3.9%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Leaders Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe, Mid-East—32.0%
	Denmark—1.7%
	Novo Nordisk A/S Class “B” (Pharmaceuticals)	30,292	$1,622
	Finland—1.8%
	Sampo Oyj Class “A” (Insurance)	34,154	1,727
	France—4.7%
	Cap Gemini S.A. (IT services)	25,456	2,090
	Total S.A. (Oil, gas & consumable fuels)	26,890	1,338
	Valeo S.A. (Auto components)	7,766	1,161
			4,589
	Germany—4.2%
	Bayerische Motoren Werke AG (Automobiles)	13,463	1,686
	Continental AG (Auto components)	7,735	1,832
	Rational AG (Machinery)	1,555	521
			4,039
	Ireland—1.6%
	Ryanair Holdings plc—ADR (Airlines)	22,577	1,507
	Israel—3.8%
*	Check Point Software Technologies, Ltd. (Software)†	15,842	1,299
	Teva Pharmaceutical Industries, Ltd.—ADR (Pharmaceuticals)	38,108	2,374
			3,673
	Italy—2.2%
	Intesa Sanpaolo SpA (Banks)	639,363	2,177
	Netherlands—2.2%
*	NXP Semiconductor N.V. (Semiconductors & semiconductor equipment)†	13,336	1,338
	Royal Dutch Shell plc Class “A” (Oil, gas & consumable fuels)	26,152	783
			2,121
	Spain—1.4%
	Amadeus IT Holding S.A. Class “A” (IT services)	31,357	1,347
	Sweden—3.4%
	Atlas Copco AB Class “A” (Machinery)	53,333	1,730
	Hexagon AB Class “B” (Electronic equipment, instruments & components)	45,229	1,610
			3,340
	Switzerland—5.0%
*	Actelion, Ltd. (Biotechnology)	14,231	1,649
	Geberit AG (Building products)	4,188	1,573
	Partners Group Holding AG (Capital markets)	5,399	1,614
			4,836
	Japan—20.8%
	Astellas Pharma, Inc. (Pharmaceuticals)	125,300	2,055
	Daikin Industries, Ltd. (Building products)	27,600	1,852

See accompanying Notes to Portfolio of Investments.

International Leaders Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Japan—20.8%—(continued)
	Daito Trust Construction Co., Ltd. (Real estate management & development)	7,600	$851
	FANUC Corporation (Machinery)	9,400	2,057
	Fuji Heavy Industries, Ltd. (Automobiles)	49,459	1,646
	Hoya Corporation (Electronic equipment, instruments & components)	36,900	1,482
	Kao Corporation (Personal products)	37,900	1,896
	Keyence Corporation (Electronic equipment, instruments & components)	3,100	1,696
	Murata Manufacturing Co., Ltd. (Electronic equipment, instruments & components)	12,400	1,709
	Nitori Holdings Co., Ltd. (Specialty retail)	15,700	1,066
	ORIX Corporation (Diversified financial services)	116,800	1,644
	SMC Corporation (Machinery)	4,600	1,375
	Sumitomo Mitsui Financial Group, Inc. (Banks)	23,000	882
			20,211
	United Kingdom—17.9%
	ARM Holdings plc (Semiconductors & semiconductor equipment)	41,210	676
	AstraZeneca plc (Pharmaceuticals)	25,721	1,765
	BG Group plc (Oil, gas & consumable fuels)	57,451	707
	Compass Group plc (Hotels, restaurants & leisure)	145,746	2,534
	IG Group Holdings plc (Diversified financial services)	95,742	1,007
	InterContinental Hotels Group plc (Hotels, restaurants & leisure)	33,077	1,292
	Prudential plc (Insurance)	71,542	1,774
	Reckitt Benckiser Group plc (Household products)	20,937	1,801
	Reed Elsevier plc (Media)	109,145	1,877
	St James’s Place plc (Insurance)	107,205	1,486
	Wolseley plc (Trading companies & distributors)	15,650	927
	WPP plc (Media)	67,633	1,536
			17,382
	Emerging Asia—14.7%
	China—7.3%
*	Alibaba Group Holding, Ltd.—ADR (Internet software & services)	10,414	867
*	Baidu, Inc.—ADR (Internet software & services)	5,695	1,187
	China Overseas Land & Investment, Ltd. (Real estate management & development)	314,000	1,008
	Lenovo Group, Ltd. (Technology hardware, storage & peripherals)	1,006,000	1,466
	NetEase, Inc.—ADR (Internet software & services)	9,142	963
	Tencent Holdings, Ltd. (Internet software & services)	85,900	1,632
			7,123
	India—4.6%
	Hero MotoCorp, Ltd. (Automobiles)	33,620	1,419
	Housing Development Finance Corporation, Ltd. (Thrifts & mortgage finance)	60,663	1,276
	Tata Motors, Ltd.—ADR (Automobiles)	38,457	1,733
			4,428
	Indonesia—1.9%
	PT Bank Rakyat Indonesia Persero Tbk (Banks)	1,812,300	1,840
	Taiwan—0.9%
	MediaTek, Inc. (Semiconductors & semiconductor equipment)	65,000	880

See accompanying Notes to Portfolio of Investments.

International Leaders Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Canada—5.5%
	Alimentation Couche Tard, Inc. Class “B” (Food & staples retailing)	49,865	$1,987
	Brookfield Asset Management, Inc. Class “A” (Real estate management & development)†	43,345	2,324
	Suncor Energy, Inc. (Oil, gas & consumable fuels)	35,800	1,046
			5,357
	Emerging Europe, Mid-East, Africa—3.3%
	South Africa—3.3%
*	Aspen Pharmacare Holdings, Ltd. (Pharmaceuticals)	15,421	488
	Bidvest Group, Ltd. (Industrial conglomerates)	43,542	1,180
	Discovery, Ltd. (Insurance)	149,945	1,543
			3,211
	Asia—3.1%
	Australia—1.5%
	Macquarie Group, Ltd. (Capital markets)	24,684	1,441
	Hong Kong—1.6%
	AIA Group, Ltd. (Insurance)	241,000	1,516
	Emerging Latin America—0.1%
	Brazil—0.1%
	Kroton Educacional S.A. (Diversified consumer services)	21,000	68
	Total Common Stocks—97.4% (cost $82,056)		94,435
	Rights
	South Africa—0.0%
*	Discovery, Ltd. (Insurance)	14,074	40
	Total Rights—0.0% (cost $0)		40
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 3/31/15, due 4/1/15, repurchase price $2,525, collateralized by FHLB, 2.875%, due 6/14/24	$2,525	2,525
	Total Repurchase Agreement—2.6% (cost $2,525)		2,525

See accompanying Notes to Portfolio of Investments.

International Leaders Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

Issuer	Value
Total Investments—100.0% (cost $84,581)	$97,000
Liabilities, plus cash and other assets—0.0%	(40)
Net assets—100.0%	$96,960

ADR = American Depository Receipt

* Non-income producing securities

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

International Leaders Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

At March 31, 2015, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Financials	25.6%
Information Technology	21.4%
Consumer Discretionary	18.9%
Industrials	13.5%
Health Care	10.5%
Consumer Staples	6.0%
Energy	4.1%
Total	100.0%

At March 31, 2015, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Japanese Yen	21.4%
British Pound Sterling	18.4%
Euro	15.5%
U.S. Dollar	14.4%
Hong Kong Dollar	6.0%
Swiss Franc	5.1%
Swedish Krona	3.5%
South African Rand	3.4%
Canadian Dollar	3.2%
Indian Rupee	2.9%
Indonesian Rupiah	2.0%
Danish Krone	1.7%
Australian Dollar	1.5%
All Other Currencies	1.0%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Equity Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe—32.1%
	Belgium—2.5%
	Anheuser-Busch InBev N.V. (Beverages)	8,630	$1,056
	UCB S.A. (Pharmaceuticals)	10,700	775
			1,831
	Denmark—2.1%
	Coloplast A/S Class “B” (Health care equipment & supplies)	10,779	816
	Novo Nordisk A/S Class “B” (Pharmaceuticals)	14,239	762
			1,578
	France—4.7%
	AXA S.A. (Insurance)	35,742	901
	Cap Gemini S.A. (IT services)	12,222	1,004
	Essilor International S.A. (Health care equipment & supplies)	6,923	795
	Total S.A. (Oil, gas & consumable fuels)	16,530	822
			3,522
	Germany—5.8%
	BASF SE (Chemicals)	12,089	1,203
	Bayerische Motoren Werke AG (Automobiles)	9,189	1,151
	Continental AG (Auto components)	4,357	1,032
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	77,040	922
			4,308
	Ireland—1.1%
	Shire plc (Pharmaceuticals)	10,078	802
	Italy—1.1%
	Intesa Sanpaolo SpA (Banks)	251,115	855
	Netherlands—3.2%
*	NXP Semiconductor N.V. (Semiconductors & semiconductor equipment)†	7,530	756
*	Sensata Technologies Holding N.V. (Electrical equipment)†	14,393	827
	Unilever N.V. (Food products)	18,499	774
			2,357
	Sweden—6.0%
	Assa Abloy AB Class “B” (Building products)	17,031	1,017
	Atlas Copco AB Class “A” (Machinery)	46,909	1,521
	Hexagon AB Class “B” (Electronic equipment, instruments & components)	18,991	676
	Swedbank AB Class “A” (Banks)	53,162	1,272
			4,486
	Switzerland—5.6%
	Geberit AG (Building products)	2,009	755
	Nestle S.A. (Food products)	7,268	549
	Novartis AG (Pharmaceuticals)	15,762	1,559
	Roche Holding AG (Pharmaceuticals)	3,244	895
	Sonova Holding AG (Health care equipment & supplies)	3,084	429
			4,187

See accompanying Notes to Portfolio of Investments.

International Equity Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

Issuer	Shares	Value
Common Stocks—(continued)
United Kingdom—27.5%
Babcock International Group plc (Commercial services & supplies)	62,672	$915
Bunzl plc (Trading companies & distributors)	20,249	550
Capita plc (Professional services)	50,496	836
Compass Group plc (Hotels, restaurants & leisure)	109,753	1,908
easyJet plc (Airlines)	49,241	1,375
Experian plc (Professional services)	60,820	1,008
InterContinental Hotels Group plc (Hotels, restaurants & leisure)	21,256	831
Legal & General Group plc (Insurance)	231,473	957
Next plc (Multiline retail)	4,840	504
Prudential plc (Insurance)	60,923	1,511
Reckitt Benckiser Group plc (Household products)	21,374	1,839
Reed Elsevier plc (Media)	54,870	943
Regus plc (Commercial services & supplies)	247,562	800
Rio Tinto plc (Metals & mining)	18,686	768
Schroders plc (Capital markets)	18,104	859
Smith & Nephew plc (Health care equipment & supplies)	31,891	541
Standard Life plc (Insurance)	76,600	541
Travis Perkins plc (Trading companies & distributors)	42,108	1,218
Tullow Oil plc (Oil, gas & consumable fuels)	78,754	331
Wolseley plc (Trading companies & distributors)	20,582	1,219
WPP plc (Media)	48,404	1,099
		20,553
Japan—16.7%
Astellas Pharma, Inc. (Pharmaceuticals)	60,062	985
Daikin Industries, Ltd. (Building products)	9,794	657
Daito Trust Construction Co., Ltd. (Real estate management & development)	4,400	492
FANUC Corporation (Machinery)	5,000	1,094
Hoya Corporation (Electronic equipment, instruments & components)	27,700	1,113
Industrial & Infrastructure Fund Investment Corporation (Real estate investment trusts (REITs))	114	531
Kao Corporation (Personal products)	20,900	1,046
Keyence Corporation (Electronic equipment, instruments & components)	1,400	766
Nidec Corporation (Electrical equipment)	8,713	580
Nihon M&A Center, Inc. (Professional services)	16,000	554
Nippon Prologis REIT, Inc. (Real estate investment trusts (REITs))	453	999
Obic Co., Ltd. (IT services)	22,800	969
ORIX Corporation (Diversified financial services)	65,985	929
SCSK Corporation (IT services)	23,983	673
Seino Holdings Co., Ltd. (Road & rail)	46,174	502
Suruga Bank, Ltd. (Banks)	25,732	535
		12,425
Canada—9.9%
Alimentation Couche Tard, Inc. Class “B” (Food & staples retailing)	20,936	834
Brookfield Asset Management, Inc. Class “A” (Real estate management & development)†	18,739	1,005
Canadian National Railway Co. (Road & rail)†	17,834	1,193
Canadian Natural Resources, Ltd. (Oil, gas & consumable fuels)	30,955	949
CI Financial Corporation (Capital markets)	23,348	653
Enerplus Corporation (Oil, gas & consumable fuels)	63,267	641

See accompanying Notes to Portfolio of Investments.

International Equity Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Canada—9.9%—(continued)
Intact Financial Corporation (Insurance)	7,942	$598
Suncor Energy, Inc. (Oil, gas & consumable fuels)	23,900	698
The Toronto-Dominion Bank (Banks)†	19,887	852
		7,423
Emerging Asia—8.3%
China—2.4%
China Everbright International, Ltd. (Commercial services & supplies)	461,963	763
China Overseas Land & Investment, Ltd. (Real estate management & development)	310,000	996
		1,759
India—3.0%
HDFC Bank, Ltd.—ADR (Banks)	22,058	1,299
Infosys, Ltd.—ADR (IT services)	25,820	906
		2,205
South Korea—1.1%
Samsung Electronics Co., Ltd. (Technology hardware, storage & peripherals)	660	857
Taiwan—1.8%
Compal Electronics, Inc. (Technology hardware, storage & peripherals)	788,000	656
Largan Precision Co., Ltd. (Electronic equipment, instruments & components)	8,000	689
		1,345
Asia—2.0%
Hong Kong—2.0%
AIA Group, Ltd. (Insurance)	234,929	1,477
Emerging Latin America—0.5%
Panama—0.5%
Copa Holdings S.A. Class “A” (Airlines)†	3,711	375
Total Common Stocks—97.0% (cost $62,135)		72,345
Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 3/31/14, due 4/1/15, repurchase price $1,436, collateralized by FHLB, 2.875%, due 6/14/24	$1,436	1,436
Total Repurchase Agreement—1.9% (cost $1,436)		1,436

See accompanying Notes to Portfolio of Investments.

International Equity Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Total Investments—98.9% (cost $63,571)		$73,781
Cash and other assets, less liabilities—1.1%		828
Net assets—100.0%		$74,609

ADR = American Depository Receipt

* Non-income producing securities

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

International Equity Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

At March 31, 2015, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Industrials	24.5%
Financials	23.9%
Information Technology	13.8%
Health Care	11.6%
Consumer Discretionary	10.3%
Consumer Staples	8.4%
Energy	4.8%
Materials	2.7%
Total	100.0%

At March 31, 2015, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

British Pound Sterling	29.5%
Japanese Yen	17.2%
Euro	15.6%
U.S. Dollar	10.0%
Swedish Krona	6.2%
Canadian Dollar	6.0%
Swiss Franc	5.8%
Hong Kong Dollar	4.5%
Danish Krone	2.2%
New Taiwan Dollar	1.8%
South Korean Won	1.2%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Institutional International Equity Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe—32.1%
	Belgium—2.5%
	Anheuser-Busch InBev N.V. (Beverages)	1,736	$212
	UCB S.A. (Pharmaceuticals)	2,153	156
			368
	Denmark—2.1%
	Coloplast A/S Class “B” (Health care equipment & supplies)	2,169	164
	Novo Nordisk A/S Class “B” (Pharmaceuticals)	2,865	154
			318
	France—4.7%
	AXA S.A. (Insurance)	7,191	181
	Cap Gemini S.A. (IT services)	2,459	202
	Essilor International S.A. (Health care equipment & supplies)	1,393	160
	Total S.A. (Oil, gas & consumable fuels)	3,326	166
			709
	Germany—5.8%
	BASF SE (Chemicals)	2,432	242
	Bayerische Motoren Werke AG (Automobiles)	1,849	232
	Continental AG (Auto components)	877	208
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	15,500	185
			867
	Ireland—1.1%
	Shire plc (Pharmaceuticals)	2,028	161
	Italy—1.1%
	Intesa Sanpaolo SpA (Banks)	50,524	172
	Netherlands—3.2%
*	NXP Semiconductor N.V. (Semiconductors & semiconductor equipment)†	1,515	152
*	Sensata Technologies Holding N.V. (Electrical equipment)†	2,896	166
	Unilever N.V. (Food products)	3,722	156
			474
	Sweden—6.0%
	Assa Abloy AB Class “B” (Building products)	3,427	205
	Atlas Copco AB Class “A” (Machinery)	9,438	306
	Hexagon AB Class “B” (Electronic equipment, instruments & components)	3,821	136
	Swedbank AB Class “A” (Banks)	10,696	256
			903
	Switzerland—5.6%
	Geberit AG (Building products)	404	152
	Nestle S.A. (Food products)	1,463	110
	Novartis AG (Pharmaceuticals)	3,171	314
	Roche Holding AG (Pharmaceuticals)	653	180
	Sonova Holding AG (Health care equipment & supplies)	620	86
			842

See accompanying Notes to Portfolio of Investments.

Institutional International Equity Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

Issuer	Shares	Value
Common Stocks—(continued)
United Kingdom—27.6%
Babcock International Group plc (Commercial services & supplies)	12,609	$184
Bunzl plc (Trading companies & distributors)	4,074	111
Capita plc (Professional services)	10,160	168
Compass Group plc (Hotels, restaurants & leisure)	22,082	384
easyJet plc (Airlines)	9,907	277
Experian plc (Professional services)	12,237	203
InterContinental Hotels Group plc (Hotels, restaurants & leisure)	4,277	167
Legal & General Group plc (Insurance)	46,572	192
Next plc (Multiline retail)	974	101
Prudential plc (Insurance)	12,258	304
Reckitt Benckiser Group plc (Household products)	4,300	370
Reed Elsevier plc (Media)	11,040	190
Regus plc (Commercial services & supplies)	49,809	161
Rio Tinto plc (Metals & mining)	3,760	155
Schroders plc (Capital markets)	3,642	173
Smith & Nephew plc (Health care equipment & supplies)	6,416	109
Standard Life plc (Insurance)	15,412	109
Travis Perkins plc (Trading companies & distributors)	8,472	245
Tullow Oil plc (Oil, gas & consumable fuels)	15,845	66
Wolseley plc (Trading companies & distributors)	4,141	245
WPP plc (Media)	9,739	221
		4,135
Japan—16.8%
Astellas Pharma, Inc. (Pharmaceuticals)	12,038	197
Daikin Industries, Ltd. (Building products)	2,006	134
Daito Trust Construction Co., Ltd. (Real estate management & development)	900	101
FANUC Corporation (Machinery)	1,000	219
Hoya Corporation (Electronic equipment, instruments & components)	5,600	225
Industrial & Infrastructure Fund Investment Corporation (Real estate investment trusts (REITs))	23	107
Kao Corporation (Personal products)	4,200	210
Keyence Corporation (Electronic equipment, instruments & components)	300	164
Nidec Corporation (Electrical equipment)	1,787	119
Nihon M&A Center, Inc. (Professional services)	3,200	111
Nippon Prologis REIT, Inc. (Real estate investment trusts (REITs))	91	201
Obic Co., Ltd. (IT services)	4,600	196
ORIX Corporation (Diversified financial services)	13,312	187
SCSK Corporation (IT services)	4,783	134
Seino Holdings Co., Ltd. (Road & rail)	9,826	107
Suruga Bank, Ltd. (Banks)	5,268	110
		2,522
Canada—10.0%
Alimentation Couche Tard, Inc. Class “B” (Food & staples retailing)	4,212	168
Brookfield Asset Management, Inc. Class “A” (Real estate management & development)†	3,770	202
Canadian National Railway Co. (Road & rail)†	3,588	240
Canadian Natural Resources, Ltd. (Oil, gas & consumable fuels)	6,228	191
CI Financial Corporation (Capital markets)	4,698	131
Enerplus Corporation (Oil, gas & consumable fuels)	12,729	129

See accompanying Notes to Portfolio of Investments.

Institutional International Equity Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Canada—10.0%—(continued)
Intact Financial Corporation (Insurance)	1,598	$120
Suncor Energy, Inc. (Oil, gas & consumable fuels)	4,800	140
The Toronto-Dominion Bank (Banks)†	4,001	172
		1,493
Emerging Asia—8.5%
China—2.3%
China Everbright International, Ltd. (Commercial services & supplies)	93,037	154
China Overseas Land & Investment, Ltd. (Real estate management & development)	62,000	199
		353
India—3.0%
HDFC Bank, Ltd.—ADR (Banks)	4,438	261
Infosys, Ltd.—ADR (IT services)	5,195	182
		443
South Korea—1.1%
Samsung Electronics Co., Ltd. (Technology hardware, storage & peripherals)	133	173
Taiwan—2.1%
Compal Electronics, Inc. (Technology hardware, storage & peripherals)	167,000	139
Largan Precision Co., Ltd. (Electronic equipment, instruments & components)	2,000	172
		311
Asia—2.0%
Hong Kong—2.0%
AIA Group, Ltd. (Insurance)	47,271	297
Emerging Latin America—0.5%
Panama—0.5%
Copa Holdings S.A. Class “A” (Airlines)†	747	76
Total Common Stocks—97.5% (cost $12,637)		14,617
Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 3/31/15, due 4/1/15, repurchase price $234, collateralized by U.S. Treasury Bond, 3.125%, due 2/15/42	$234	234
Total Repurchase Agreement—1.5% (cost $234)		234

See accompanying Notes to Portfolio of Investments.

Institutional International Equity Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

Issuer	Value
Total Investments—99.0% (cost $12,871)	$14,851
Cash and other assets, less liabilities—1.0%	145
Net assets—100.0%	$14,996

ADR = American Depository Receipt

* Non-income producing securities

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Institutional International Equity Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

At March 31, 2015, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Industrials	24.5%
Financials	23.8%
Information Technology	14.1%
Health Care	11.5%
Consumer Discretionary	10.3%
Consumer Staples	8.4%
Energy	4.7%
Materials	2.7%
Total	100.0%

At March 31, 2015, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

British Pound Sterling	29.4%
Japanese Yen	17.3%
Euro	15.5%
U.S. Dollar	9.9%
Swedish Krona	6.2%
Canadian Dollar	6.0%
Swiss Franc	5.8%
Hong Kong Dollar	4.4%
Danish Krone	2.2%
New Taiwan Dollar	2.1%
South Korean Won	1.2%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe, Mid-East—32.5%
	Austria—0.1%
	ams AG (Semiconductors & semiconductor equipment)	76,936	$3,693
	Belgium—0.3%
*	Telenet Group Holding N.V. (Media)	191,933	10,560
	Denmark—1.8%
	Coloplast A/S Class “B” (Health care equipment & supplies)	163,166	12,351
	Novo Nordisk A/S Class “B” (Pharmaceuticals)	782,662	41,900
	Novozymes A/S Class “B” (Chemicals)	269,085	12,315
			66,566
	Finland—2.1%
	Kone Oyj Class “B” (Machinery)	432,176	19,183
	Sampo Oyj Class “A” (Insurance)	1,198,584	60,598
			79,781
	France—4.8%
	AXA S.A. (Insurance)	1,862,079	46,961
	Cap Gemini S.A. (IT services)	225,007	18,477
	Essilor International S.A. (Health care equipment & supplies)	203,381	23,355
	Hermes International (Textiles, apparel & luxury goods)	31,363	11,075
	Ingenico (Electronic equipment, instruments & components)	56,208	6,183
	Plastic Omnium S.A. (Auto components)	190,714	5,041
	Total S.A. (Oil, gas & consumable fuels)	449,979	22,390
	Unibail-Rodamco SE (Real estate investment trusts (REITs))	98,065	26,472
	Valeo S.A. (Auto components)	151,256	22,615
			182,569
	Germany—4.4%
	BASF SE (Chemicals)	186,437	18,553
	Bayer AG (Pharmaceuticals)	99,537	14,978
	Bayerische Motoren Werke AG (Automobiles)	227,911	28,537
	Brenntag AG (Trading companies & distributors)	208,533	12,503
	Continental AG (Auto components)	162,590	38,514
	Deutsche Annington Immobilien SE (Real estate management & development)	199,992	6,752
	Deutsche Wohnen AG (Real estate management & development)	253,494	6,498
	Fielmann AG (Specialty retail)	83,599	5,611
	ProSiebenSat.1 Media AG (Media)	650,362	31,962
	Wirecard AG (IT services)	124,990	5,290
			169,198
	Ireland—1.7%
*	ICON plc (Life sciences tools & services)†	138,296	9,754
	Shire plc (Pharmaceuticals)	556,530	44,291
	Smurfit Kappa Group plc (Containers & packaging)	407,484	11,453
			65,498
	Israel—2.1%
*	Check Point Software Technologies, Ltd. (Software)†	468,931	38,438

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe, Mid-East—32.5%—(continued)
	Israel—2.1%—(continued)
	Teva Pharmaceutical Industries, Ltd.—ADR (Pharmaceuticals)	647,068	$40,313
			78,751
	Italy—1.6%
	Banca Generali SpA (Capital markets)	354,530	11,120
	Intesa Sanpaolo SpA (Banks)	14,812,626	50,426
			61,546
	Luxembourg—0.2%
	Eurofins Scientific SE (Life sciences tools & services)	29,844	8,047
	Netherlands—1.2%
*	NXP Semiconductor N.V. (Semiconductors & semiconductor equipment)†	288,364	28,940
	Royal Dutch Shell plc Class “A” (Oil, gas & consumable fuels)	573,222	17,157
			46,097
	Norway—0.1%
	Gjensidige Forsikring ASA (Insurance)	314,370	5,432
	Spain—3.3%
	Abertis Infraestructuras S.A. (Transportation infrastructure)	633,600	11,470
	Amadeus IT Holding S.A. Class “A” (IT services)	716,950	30,805
	Banco Bilbao Vizcaya Argentaria S.A. (Banks)	1,671,113	16,905
	Bankinter S.A. (Banks)	2,178,023	16,644
	Inditex S.A. (Specialty retail)	170,418	5,475
	Mapfre S.A. (Insurance)	3,322,478	12,143
	Repsol S.A. (Oil, gas & consumable fuels)	1,531,851	28,553
	Viscofan S.A. (Food products)	86,644	5,301
			127,296
	Sweden—3.0%
	Assa Abloy AB Class “B” (Building products)	324,895	19,391
	Atlas Copco AB Class “A” (Machinery)	1,010,841	32,783
	Hennes & Mauritz AB Class “B” (Specialty retail)	240,100	9,744
	Hexagon AB Class “B” (Electronic equipment, instruments & components)	275,535	9,809
	Hexpol AB (Chemicals)	58,366	5,893
	Intrum Justitia AB (Commercial services & supplies)	181,506	5,100
	Swedbank AB Class “A” (Banks)	1,368,346	32,746
			115,466
	Switzerland—5.8%
*	Actelion, Ltd. (Biotechnology)	193,345	22,402
*	Clariant AG (Chemicals)	897,971	17,963
	Geberit AG (Building products)	46,326	17,400
*	Glencore plc (Metals & mining)	6,531,253	27,699
*	Lonza Group AG (Life sciences tools & services)	91,888	11,488
	Nestle S.A. (Food products)	460,564	34,786
	Novartis AG (Pharmaceuticals)	477,531	47,247
	Partners Group Holding AG (Capital markets)	84,068	25,131

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

Issuer	Shares	Value
Common Stocks—(continued)
Europe, Mid-East—32.5%—(continued)
Switzerland—5.8%—(continued)
Roche Holding AG (Pharmaceuticals)	66,738	$18,412
		222,528
Japan—20.0%
Asahi Group Holdings, Ltd. (Beverages)	358,600	11,402
Asahi Kasei Corporation (Chemicals)	4,115,000	39,423
Astellas Pharma, Inc. (Pharmaceuticals)	3,092,100	50,725
Casio Computer Co., Ltd. (Household durables)	336,500	6,394
Daicel Corporation (Chemicals)	871,800	10,416
Daikin Industries, Ltd. (Building products)	463,500	31,095
Daito Trust Construction Co., Ltd. (Real estate management & development)	86,000	9,627
FANUC Corporation (Machinery)	159,000	34,800
Fuji Electric Co., Ltd. (Electrical equipment)	1,231,000	5,820
Fuji Heavy Industries, Ltd. (Automobiles)	1,485,700	49,439
Hoya Corporation (Electronic equipment, instruments & components)	760,200	30,535
Kao Corporation (Personal products)	784,700	39,256
KDDI Corporation (Wireless telecommunication services)	1,288,800	29,234
Keyence Corporation (Electronic equipment, instruments & components)	66,700	36,482
M3, Inc. (Health care technology)	380,700	8,097
Minebea Co., Ltd. (Machinery)	849,444	13,443
Murata Manufacturing Co., Ltd. (Electronic equipment, instruments & components)	418,200	57,656
Nidec Corporation (Electrical equipment)	234,300	15,603
Nissan Chemical Industries, Ltd. (Chemicals)	280,200	5,815
Nitori Holdings Co., Ltd. (Specialty retail)	189,400	12,855
Nomura Research Institute, Ltd. (IT services)	441,800	16,650
Omron Corporation (Electronic equipment, instruments & components)	523,100	23,640
ORIX Corporation (Diversified financial services)	2,264,000	31,874
Pola Orbis Holdings, Inc. (Personal products)	92,900	4,934
Recruit Holdings Co., Ltd. (Professional services)	165,300	5,168
SCSK Corporation (IT services)	198,800	5,578
Secom Co., Ltd. (Commercial services & supplies)	306,500	20,508
Seiko Epson Corporation (Technology hardware, storage & peripherals)	744,000	13,219
Shionogi & Co., Ltd. (Pharmaceuticals)	285,000	9,517
SMC Corporation (Machinery)	69,800	20,861
Sumitomo Mitsui Financial Group, Inc. (Banks)	548,000	21,025
Sumitomo Realty & Development Co., Ltd. (Real estate management & development)	722,000	26,033
Suruga Bank, Ltd. (Banks)	856,000	17,807
Sysmex Corporation (Health care equipment & supplies)	391,700	21,784
Tadano, Ltd. (Machinery)	308,000	4,150
Temp Holdings Co., Ltd. (Professional services)	166,500	5,775
Tsuruha Holdings, Inc. (Food & staples retailing)	138,500	10,624
Unicharm Corporation (Household products)	214,600	5,640
		762,904
United Kingdom—15.0%
ARM Holdings plc (Semiconductors & semiconductor equipment)	429,919	7,047
Ashtead Group plc (Trading companies & distributors)	1,049,084	16,869
AstraZeneca plc (Pharmaceuticals)	309,364	21,232
Babcock International Group plc (Commercial services & supplies)	609,516	8,901

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	United Kingdom—15.0%—(continued)
	BT Group plc (Diversified telecommunication services)	6,937,660	$45,076
*	BTG plc (Pharmaceuticals)	808,727	8,578
	Bunzl plc (Trading companies & distributors)	615,654	16,722
	Capita plc (Professional services)	737,997	12,217
	Compass Group plc (Hotels, restaurants & leisure)	1,286,262	22,362
	Derwent London plc (Real estate investment trusts (REITs))	118,121	6,000
	easyJet plc (Airlines)	1,116,469	31,169
	Halma plc (Electronic equipment, instruments & components)	554,905	5,750
	Hikma Pharmaceuticals plc (Pharmaceuticals)	185,952	5,875
	Hiscox, Ltd. (Insurance)	477,455	6,027
	InterContinental Hotels Group plc (Hotels, restaurants & leisure)	409,381	15,996
	ITV plc (Media)	13,195,682	49,504
	Next plc (Multiline retail)	261,530	27,254
	Provident Financial plc (Consumer finance)	159,761	6,382
	Prudential plc (Insurance)	2,762,484	68,516
	Reckitt Benckiser Group plc (Household products)	630,562	54,252
	Reed Elsevier plc (Media)	1,135,732	19,526
	SSE plc (Electric utilities)	1,083,126	24,069
	Taylor Wimpey plc (Household durables)	2,394,115	5,501
	Unilever plc (Food products)	910,042	38,001
	Whitbread plc (Hotels, restaurants & leisure)	365,272	28,420
	WPP plc (Media)	982,011	22,302
			573,548
	Emerging Asia—14.1%
	China—4.7%
*	Alibaba Group Holding, Ltd.—ADR (Internet software & services)	109,671	9,129
*	Baidu, Inc.—ADR (Internet software & services)	65,258	13,600
	Brilliance China Automotive Holdings, Ltd. (Automobiles)	3,046,000	5,846
	China Overseas Land & Investment, Ltd. (Real estate management & development)	4,458,000	14,318
	Lenovo Group, Ltd. (Technology hardware, storage & peripherals)	13,712,000	19,986
	NetEase, Inc.—ADR (Internet software & services)	139,847	14,726
	Ping An Insurance Group Co. of China, Ltd. Class “H” (Insurance)	3,649,000	43,985
	Tencent Holdings, Ltd. (Internet software & services)	1,679,800	31,916
*	Vipshop Holdings, Ltd.—ADR (Internet & catalog retail)	544,032	16,016
*	WuXi PharmaTech Cayman, Inc.—ADR (Life sciences tools & services)	161,213	6,252
*	YY, Inc.—ADR (Internet software & services)	85,686	4,675
			180,449
	India—5.3%
	Adani Ports & Special Economic Zone, Ltd. (Transportation infrastructure)	1,245,707	6,131
	Asian Paints, Ltd. (Chemicals)	648,350	8,349
	Axis Bank, Ltd. (Banks)	2,792,308	24,897
	HCL Technologies, Ltd. (IT services)	1,087,063	17,072
	HDFC Bank, Ltd. (Banks)	1,364,969	22,303
	Hindustan Unilever, Ltd. (Household products)	1,302,803	18,153
	Housing Development Finance Corporation, Ltd. (Thrifts & mortgage finance)	918,978	19,325
	Infosys, Ltd. (IT services)	596,631	21,118
	Maruti Suzuki India, Ltd. (Automobiles)	153,922	9,089
	Sun Pharmaceutical Industries, Ltd. (Pharmaceuticals)	1,839,987	30,019
	Tata Motors, Ltd. (Automobiles)	1,564,409	13,764

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—14.1%—(continued)
	India—5.3%—(continued)
	Tech Mahindra, Ltd. (IT services)	539,172	$5,442
	Ultratech Cement, Ltd. (Construction materials)	123,838	5,713
			201,375
	Indonesia—0.4%
	PT Bank Rakyat Indonesia Persero Tbk (Banks)	13,357,400	13,562
	South Korea—1.6%
	Samsung Electronics Co., Ltd. (Technology hardware, storage & peripherals)	35,726	46,403
	SK Hynix, Inc. (Semiconductors & semiconductor equipment)	362,820	14,896
			61,299
	Taiwan—1.6%
	Fubon Financial Holding Co., Ltd. (Diversified financial services)	9,732,000	17,480
	Largan Precision Co., Ltd. (Electronic equipment, instruments & components)	162,000	13,953
	MediaTek, Inc. (Semiconductors & semiconductor equipment)	825,000	11,166
	Siliconware Precision Industries Co., Ltd. (Semiconductors & semiconductor equipment)	2,722,000	4,532
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	652,145	15,312
			62,443
	Thailand—0.5%
	Advanced Info Service PCL (Wireless telecommunication services)	1,248,200	9,091
	Kasikornbank PCL (Banks)	1,326,700	9,377
			18,468
	Canada—6.5%
	Alimentation Couche Tard, Inc. Class “B” (Food & staples retailing)	465,436	18,547
	Brookfield Asset Management, Inc. Class “A” (Real estate management & development)†	417,607	22,388
	Canadian National Railway Co. (Road & rail)†	185,396	12,397
	Canadian Natural Resources, Ltd. (Oil, gas & consumable fuels)	1,042,674	31,958
	Canadian Pacific Railway, Ltd. (Road & rail)†	62,927	11,497
	CI Financial Corporation (Capital markets)	514,835	14,394
	Constellation Software, Inc. (Software)	16,092	5,562
	Dollarama, Inc. (Multiline retail)	226,420	12,657
	Enbridge, Inc. (Oil, gas & consumable fuels)	776,074	37,408
	Intact Financial Corporation (Insurance)	76,531	5,766
	Peyto Exploration & Development Corporation (Oil, gas & consumable fuels)	141,258	3,787
	Saputo, Inc. (Food products)	503,730	13,844
	Suncor Energy, Inc. (Oil, gas & consumable fuels)	1,325,100	38,721
	The Toronto-Dominion Bank (Banks)	269,803	11,548
*	Valeant Pharmaceuticals International, Inc. (Pharmaceuticals)†	38,309	7,609
			248,083
	Asia—4.8%
	Australia—2.3%
	Australia & New Zealand Banking Group, Ltd. (Banks)	1,132,565	31,606
	Macquarie Group, Ltd. (Capital markets)	241,983	14,131

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Asia—4.8%—(continued)
	Australia—2.3%—(continued)
	REA Group, Ltd. (Media)	155,205	$5,707
	Telstra Corporation, Ltd. (Diversified telecommunication services)	7,212,635	34,664
			86,108
	Hong Kong—2.5%
	AIA Group, Ltd. (Insurance)	9,749,000	61,303
*	China High Precision Automation Group, Ltd. (Electronic equipment, instruments & components)**§	6,597,000	34
	CK Hutchison Holdings, Ltd. (Real estate management & development)	927,077	19,002
	Hong Kong Exchanges and Clearing, Ltd. (Diversified financial services)	395,300	9,683
	Techtronic Industries Co., Ltd. (Household durables)	2,136,000	7,246
			97,268
	Emerging Europe, Mid-East, Africa—2.0%
	South Africa—1.6%
	Bidvest Group, Ltd. (Industrial conglomerates)	348,403	9,441
	FirstRand, Ltd. (Diversified financial services)	4,177,673	19,233
	MTN Group, Ltd. (Wireless telecommunication services)	812,372	13,731
	Naspers, Ltd. (Media)	87,031	13,418
	Sanlam, Ltd. (Insurance)	850,382	5,495
			61,318
	United Arab Emirates—0.4%
	Dragon Oil plc (Oil, gas & consumable fuels)	504,066	4,460
	Emaar Properties PJSC (Real estate management & development)	3,241,854	5,826
	First Gulf Bank PJSC (Banks)	1,306,445	5,193
			15,479
	Emerging Latin America—1.7%
	Brazil—1.0%
	AMBEV S.A.—ADR (Beverages)	4,373,184	25,189
	BB Seguridade Participacoes S.A. (Insurance)	1,228,900	12,630
	Kroton Educacional S.A. (Diversified consumer services)	205,500	662
			38,481
	Mexico—0.4%
*	Arca Continental S.A.B. de C.V. (Beverages)	1,076,104	6,618
	Fibra Uno Administracion S.A. de C.V. (Real estate investment trusts (REITs))	2,649,100	7,016
			13,634
	Peru—0.3%
	Credicorp, Ltd. (Banks)†	93,990	13,218
	Total Common Stocks—96.6% (cost $3,166,679)		3,690,665

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Preferred Stock
	Brazil—0.3%
	Itau Unibanco Holding S.A. (Banks)	930,720	$10,297
	Total Preferred Stock—0.3% (cost $12,434)		10,297
	Rights
	Spain—0.0%
*	Banco Bilbao Vizcaya Argentaria S.A., Expiring 4/14/15, $0.00 (Banks)	1,671,113	241
	Total Rights—0.0% (cost $238)		241
	Affiliated Fund
	China—1.0%
	William Blair China A-Share Fund, LLC	2,202,200	39,726
	Total Affiliated Fund—1.0% (cost $22,022)		39,726
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 3/31/2015, due 4/1/2015, repurchase price $79,931, collateralized by FNMA, 6.625%, due 11/15/30	$79,931	79,931
	Total Repurchase Agreement—2.1% (cost $79,931)		79,931
	Total Investments—100.0% (cost $3,281,304)		3,820,860
	Liabilities, plus cash and other assets—0.0%		(126)
	Net assets—100.0%		$3,820,734

ADR = American Depository Receipt

* Non-income producing securities

† = U.S. listed foreign security

** = Fair valued pursuant to Valuation Procedures adopted by the Board of Trustees. This holding represents 0.00% of the Fund’s net assets at March 31, 2015.

§ = Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. This holding represents 0.00% of the net assets at March 31, 2015.

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

As of March 31, 2015, the Fund invested in William Blair China A-Share Fund, LLC, an affiliated fund. There are no unfunded commitments to the affiliated fund and the Fund may redeem its investment weekly.

	Share Activity				Period Ended March 31, 2015 (in thousands)

Change in net
unrealized
	Balance			Balance		Dividend	Net realized	appreciation
Security Name	12/31/2014	Purchases	Sales	03/31/2015	Value	Income	gain (loss)	(depreciation)
William Blair China A-Share Fund, LLC	2,202,200	—	—	2,202,200	$39,726	$—	$—	$6,627

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

At March 31, 2015, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Financials	25.5%
Information Technology	15.9%
Consumer Discretionary	14.0%
Health Care	12.5%
Industrials	10.9%
Consumer Staples	7.8%
Energy	4.9%
Materials	4.4%
Telecommunication Services	3.5%
Utilities	0.6%
Total	100.0%

At March 31, 2015, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Japanese Yen	20.4%
Euro	17.8%
British Pound Sterling	17.4%
U.S. Dollar	8.6%
Hong Kong Dollar	5.9%
Indian Rupee	5.4%
Swiss Franc	5.3%
Canadian Dollar	5.2%
Swedish Krona	3.1%
Australian Dollar	2.3%
Danish Krone	1.8%
South African Rand	1.6%
South Korean Won	1.6%
New Taiwan Dollar	1.3%
All Other Currencies	2.3%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe, Mid-East—32.7%
	Austria—0.1%
	ams AG (Semiconductors & semiconductor equipment)	48,905	$2,348
	Belgium—0.3%
*	Telenet Group Holding N.V. (Media)	121,643	6,693
	Denmark—1.8%
	Coloplast A/S Class “B” (Health care equipment & supplies)	103,411	7,828
	Novo Nordisk A/S Class “B” (Pharmaceuticals)	496,035	26,555
	Novozymes A/S Class “B” (Chemicals)	170,541	7,805
			42,188
	Finland—2.1%
	Kone Oyj Class “B” (Machinery)	273,904	12,158
	Sampo Oyj Class “A” (Insurance)	759,638	38,406
			50,564
	France—4.8%
	AXA S.A. (Insurance)	1,180,148	29,763
	Cap Gemini S.A. (IT services)	142,605	11,710
	Essilor International S.A. (Health care equipment & supplies)	128,899	14,802
	Hermes International (Textiles, apparel & luxury goods)	19,877	7,019
	Ingenico (Electronic equipment, instruments & components)	35,624	3,919
	Plastic Omnium S.A. (Auto components)	120,870	3,195
	Total S.A. (Oil, gas & consumable fuels)	285,188	14,190
	Unibail-Rodamco SE (Real estate investment trusts (REITs))	62,152	16,778
	Valeo S.A. (Auto components)	95,863	14,333
			115,709
	Germany—4.5%
	BASF SE (Chemicals)	118,160	11,759
	Bayer AG (Pharmaceuticals)	63,084	9,493
	Bayerische Motoren Werke AG (Automobiles)	144,445	18,086
	Brenntag AG (Trading companies & distributors)	132,164	7,924
	Continental AG (Auto components)	103,046	24,409
	Deutsche Annington Immobilien SE (Real estate management & development)	126,751	4,279
	Deutsche Wohnen AG (Real estate management & development)	160,660	4,118
	Fielmann AG (Specialty retail)	52,983	3,556
	ProSiebenSat.1 Media AG (Media)	412,186	20,257
	Wirecard AG (IT services)	79,216	3,353
			107,234
	Ireland—1.7%
*	ICON plc (Life sciences tools & services)†	87,642	6,181
	Shire plc (Pharmaceuticals)	352,717	28,071
	Smurfit Kappa Group plc (Containers & packaging)	258,255	7,259
			41,511
	Israel—2.1%
*	Check Point Software Technologies, Ltd. (Software)†	297,199	24,361

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe, Mid-East—32.7%—(continued)
	Israel—2.1%—(continued)
	Teva Pharmaceutical Industries, Ltd.—ADR (Pharmaceuticals)	410,098	$25,549
			49,910
	Italy—1.6%
	Banca Generali SpA (Capital markets)	224,694	7,047
	Intesa Sanpaolo SpA (Banks)	9,387,938	31,959
			39,006
	Luxembourg—0.2%
	Eurofins Scientific SE (Life sciences tools & services)	18,915	5,100
	Netherlands—1.2%
*	NXP Semiconductor N.V. (Semiconductors & semiconductor equipment)†	182,759	18,342
	Royal Dutch Shell plc Class “A” (Oil, gas & consumable fuels)	363,296	10,873
			29,215
	Norway—0.1%
	Gjensidige Forsikring ASA (Insurance)	199,241	3,443
	Spain—3.3%
	Abertis Infraestructuras S.A. (Transportation infrastructure)	401,563	7,269
	Amadeus IT Holding S.A. Class “A” (IT services)	454,388	19,524
	Banco Bilbao Vizcaya Argentaria S.A. (Banks)	1,059,117	10,714
	Bankinter S.A. (Banks)	1,380,386	10,548
	Inditex S.A. (Specialty retail)	108,034	3,471
	Mapfre S.A. (Insurance)	2,105,718	7,696
	Repsol S.A. (Oil, gas & consumable fuels)	970,855	18,096
	Viscofan S.A. (Food products)	54,913	3,360
			80,678
	Sweden—3.0%
	Assa Abloy AB Class “B” (Building products)	205,912	12,289
	Atlas Copco AB Class “A” (Machinery)	640,650	20,777
	Hennes & Mauritz AB Class “B” (Specialty retail)	152,150	6,175
	Hexagon AB Class “B” (Electronic equipment, instruments & components)	174,629	6,217
	Hexpol AB (Chemicals)	36,991	3,735
	Intrum Justitia AB (Commercial services & supplies)	115,035	3,232
	Swedbank AB Class “A” (Banks)	867,229	20,754
			73,179
	Switzerland—5.9%
*	Actelion, Ltd. (Biotechnology)	122,538	14,198
*	Clariant AG (Chemicals)	569,115	11,385
	Geberit AG (Building products)	29,361	11,028
*	Glencore plc (Metals & mining)	4,139,374	17,555
*	Lonza Group AG (Life sciences tools & services)	58,212	7,278
	Nestle S.A. (Food products)	291,896	22,047
	Novartis AG (Pharmaceuticals)	302,650	29,944
	Partners Group Holding AG (Capital markets)	53,281	15,927

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

Issuer	Shares	Value
Common Stocks—(continued)
Europe, Mid-East—32.7%—(continued)
Switzerland—5.9%—(continued)
Roche Holding AG (Pharmaceuticals)	42,297	$11,669
		141,031
Japan—20.1%
Asahi Group Holdings, Ltd. (Beverages)	227,300	7,227
Asahi Kasei Corporation (Chemicals)	2,608,000	24,985
Astellas Pharma, Inc. (Pharmaceuticals)	1,959,700	32,148
Casio Computer Co., Ltd. (Household durables)	213,300	4,053
Daicel Corporation (Chemicals)	552,600	6,603
Daikin Industries, Ltd. (Building products)	293,800	19,710
Daito Trust Construction Co., Ltd. (Real estate management & development)	54,500	6,101
FANUC Corporation (Machinery)	100,800	22,062
Fuji Electric Co., Ltd. (Electrical equipment)	780,000	3,688
Fuji Heavy Industries, Ltd. (Automobiles)	941,600	31,333
Hoya Corporation (Electronic equipment, instruments & components)	481,800	19,353
Kao Corporation (Personal products)	497,300	24,879
KDDI Corporation (Wireless telecommunication services)	816,900	18,530
Keyence Corporation (Electronic equipment, instruments & components)	42,300	23,137
M3, Inc. (Health care technology)	241,300	5,132
Minebea Co., Ltd. (Machinery)	538,726	8,525
Murata Manufacturing Co., Ltd. (Electronic equipment, instruments & components)	265,000	36,535
Nidec Corporation (Electrical equipment)	148,500	9,889
Nissan Chemical Industries, Ltd. (Chemicals)	179,300	3,721
Nitori Holdings Co., Ltd. (Specialty retail)	120,000	8,144
Nomura Research Institute, Ltd. (IT services)	280,000	10,552
Omron Corporation (Electronic equipment, instruments & components)	331,500	14,981
ORIX Corporation (Diversified financial services)	1,434,900	20,201
Pola Orbis Holdings, Inc. (Personal products)	59,100	3,139
Recruit Holdings Co., Ltd. (Professional services)	104,800	3,277
SCSK Corporation (IT services)	126,000	3,535
Secom Co., Ltd. (Commercial services & supplies)	194,300	13,001
Seiko Epson Corporation (Technology hardware, storage & peripherals)	471,600	8,379
Shionogi & Co., Ltd. (Pharmaceuticals)	182,000	6,078
SMC Corporation (Machinery)	44,300	13,240
Sumitomo Mitsui Financial Group, Inc. (Banks)	347,300	13,325
Sumitomo Realty & Development Co., Ltd. (Real estate management & development)	458,000	16,514
Suruga Bank, Ltd. (Banks)	543,000	11,296
Sysmex Corporation (Health care equipment & supplies)	248,300	13,809
Tadano, Ltd. (Machinery)	195,000	2,627
Temp Holdings Co., Ltd. (Professional services)	105,500	3,659
Tsuruha Holdings, Inc. (Food & staples retailing)	87,800	6,735
Unicharm Corporation (Household products)	136,000	3,574
		483,677
United Kingdom—15.1%
ARM Holdings plc (Semiconductors & semiconductor equipment)	272,474	4,466
Ashtead Group plc (Trading companies & distributors)	664,888	10,691
AstraZeneca plc (Pharmaceuticals)	196,068	13,456
Babcock International Group plc (Commercial services & supplies)	386,298	5,642

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	United Kingdom—15.1%—(continued)
	BT Group plc (Diversified telecommunication services)	4,396,946	$28,568
*	BTG plc (Pharmaceuticals)	512,554	5,436
	Bunzl plc (Trading companies & distributors)	390,189	10,598
	Capita plc (Professional services)	467,727	7,743
	Compass Group plc (Hotels, restaurants & leisure)	815,206	14,173
	Derwent London plc (Real estate investment trusts (REITs))	74,863	3,802
	easyJet plc (Airlines)	707,595	19,754
	Halma plc (Electronic equipment, instruments & components)	351,687	3,644
	Hikma Pharmaceuticals plc (Pharmaceuticals)	117,852	3,724
	Hiscox, Ltd. (Insurance)	297,080	3,750
	InterContinental Hotels Group plc (Hotels, restaurants & leisure)	259,458	10,138
	ITV plc (Media)	8,363,152	31,375
	Next plc (Multiline retail)	165,753	17,273
	Provident Financial plc (Consumer finance)	101,253	4,045
	Prudential plc (Insurance)	1,750,806	43,424
	Reckitt Benckiser Group plc (Household products)	399,637	34,384
	Reed Elsevier plc (Media)	719,804	12,375
	SSE plc (Electric utilities)	686,463	15,254
	Taylor Wimpey plc (Household durables)	1,517,341	3,487
	Unilever plc (Food products)	576,766	24,084
	Whitbread plc (Hotels, restaurants & leisure)	231,502	18,012
	WPP plc (Media)	622,379	14,135
			363,433
	Emerging Asia—14.1%
	China—4.7%
*	Alibaba Group Holding, Ltd.—ADR (Internet software & services)	69,507	5,786
*	Baidu, Inc.—ADR (Internet software & services)	41,359	8,619
	Brilliance China Automotive Holdings, Ltd. (Automobiles)	1,930,000	3,704
	China Overseas Land & Investment, Ltd. (Real estate management & development)	2,826,000	9,077
	Lenovo Group, Ltd. (Technology hardware, storage & peripherals)	8,690,000	12,666
	NetEase, Inc.—ADR (Internet software & services)	88,632	9,333
	Ping An Insurance Group Co. of China, Ltd. Class “H” (Insurance)	2,312,500	27,875
	Tencent Holdings, Ltd. (Internet software & services)	1,064,600	20,227
*	Vipshop Holdings, Ltd.—ADR (Internet & catalog retail)	344,797	10,151
*	WuXi PharmaTech Cayman, Inc.—ADR (Life sciences tools & services)	102,173	3,962
*	YY, Inc.—ADR (Internet software & services)	54,306	2,963
			114,363
	India—5.3%
	Adani Ports & Special Economic Zone, Ltd. (Transportation infrastructure)	789,504	3,886
	Asian Paints, Ltd. (Chemicals)	410,911	5,292
	Axis Bank, Ltd. (Banks)	1,769,708	15,779
	HCL Technologies, Ltd. (IT services)	688,958	10,820
	HDFC Bank, Ltd. (Banks)	865,089	14,135
	Hindustan Unilever, Ltd. (Household products)	825,690	11,505
	Housing Development Finance Corporation, Ltd. (Thrifts & mortgage finance)	582,429	12,248
	Infosys, Ltd. (IT services)	378,133	13,384
	Maruti Suzuki India, Ltd. (Automobiles)	97,553	5,760
	Sun Pharmaceutical Industries, Ltd. (Pharmaceuticals)	1,166,146	19,025
	Tata Motors, Ltd. (Automobiles)	991,490	8,723

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—14.1%—(continued)
	India—5.3%—(continued)
	Tech Mahindra, Ltd. (IT services)	348,852	$3,521
	Ultratech Cement, Ltd. (Construction materials)	78,486	3,621
			127,699
	Indonesia—0.4%
	PT Bank Rakyat Indonesia Persero Tbk (Banks)	8,465,600	8,595
	South Korea—1.6%
	Samsung Electronics Co., Ltd. (Technology hardware, storage & peripherals)	22,642	29,409
	SK Hynix, Inc. (Semiconductors & semiconductor equipment)	229,950	9,441
			38,850
	Taiwan—1.6%
	Fubon Financial Holding Co., Ltd. (Diversified financial services)	6,168,000	11,078
	Largan Precision Co., Ltd. (Electronic equipment, instruments & components)	103,000	8,871
	MediaTek, Inc. (Semiconductors & semiconductor equipment)	523,000	7,079
	Siliconware Precision Industries Co., Ltd. (Semiconductors & semiconductor equipment)	1,743,000	2,902
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	413,316	9,705
			39,635
	Thailand—0.5%
	Advanced Info Service PCL (Wireless telecommunication services)	791,100	5,762
	Kasikornbank PCL (Banks)	840,800	5,943
			11,705
	Canada—6.5%
	Alimentation Couche Tard, Inc. Class “B” (Food & staples retailing)	294,984	11,755
	Brookfield Asset Management, Inc. Class “A” (Real estate management & development)†	264,671	14,189
	Canadian National Railway Co. (Road & rail)†	117,500	7,857
	Canadian Natural Resources, Ltd. (Oil, gas & consumable fuels)	660,825	20,254
	Canadian Pacific Railway, Ltd. (Road & rail)†	39,882	7,287
	CI Financial Corporation (Capital markets)	326,292	9,122
	Constellation Software, Inc. (Software)	10,199	3,525
	Dollarama, Inc. (Multiline retail)	143,500	8,022
	Enbridge, Inc. (Oil, gas & consumable fuels)	491,860	23,709
	Intact Financial Corporation (Insurance)	48,545	3,657
	Peyto Exploration & Development Corporation (Oil, gas & consumable fuels)	89,730	2,406
	Saputo, Inc. (Food products)	319,254	8,774
	Suncor Energy, Inc. (Oil, gas & consumable fuels)	839,800	24,540
	The Toronto-Dominion Bank (Banks)	170,996	7,319
*	Valeant Pharmaceuticals International, Inc. (Pharmaceuticals)†	24,333	4,833
			157,249
	Asia—4.8%
	Australia—2.3%
	Australia & New Zealand Banking Group, Ltd. (Banks)	717,796	20,032
	Macquarie Group, Ltd. (Capital markets)	153,280	8,951

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Asia—4.8%—(continued)
	Australia—2.3%—(continued)
	REA Group, Ltd. (Media)	98,365	$3,617
	Telstra Corporation, Ltd. (Diversified telecommunication services)	4,571,220	21,969
			54,569
	Hong Kong—2.5%
	AIA Group, Ltd. (Insurance)	6,178,600	38,852
*	China High Precision Automation Group, Ltd. (Electronic equipment, instruments & components)**§	3,373,000	17
	CK Hutchison Holdings, Ltd. (Real estate management & development)	587,562	12,043
	Hong Kong Exchanges and Clearing, Ltd. (Diversified financial services)	250,500	6,136
	Techtronic Industries Co., Ltd. (Household durables)	1,354,000	4,593
			61,641
	Emerging Europe, Mid-East, Africa—2.0%
	South Africa—1.6%
	Bidvest Group, Ltd. (Industrial conglomerates)	220,811	5,984
	FirstRand, Ltd. (Diversified financial services)	2,650,694	12,203
	MTN Group, Ltd. (Wireless telecommunication services)	514,865	8,702
	Naspers, Ltd. (Media)	55,158	8,504
	Sanlam, Ltd. (Insurance)	538,955	3,482
			38,875
	United Arab Emirates—0.4%
	Dragon Oil plc (Oil, gas & consumable fuels)	320,192	2,833
	Emaar Properties PJSC (Real estate management & development)	2,054,620	3,692
	First Gulf Bank PJSC (Banks)	827,998	3,292
			9,817
	Emerging Latin America—1.7%
	Brazil—1.0%
	AMBEV S.A.—ADR (Beverages)	2,771,634	15,964
	BB Seguridade Participacoes S.A. (Insurance)	778,800	8,004
	Kroton Educacional S.A. (Diversified consumer services)	130,300	420
			24,388
	Mexico—0.4%
*	Arca Continental S.A.B. de C.V. (Beverages)	682,012	4,194
	Fibra Uno Administracion S.A. de C.V. (Real estate investment trusts (REITs))	1,678,900	4,447
			8,641
	Peru—0.3%
	Credicorp, Ltd. (Banks)†	59,569	8,377
	Total Common Stocks—97.0% (cost $2,024,695)		2,339,323

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

		Shares or
		Principal
	Issuer	Amount	Value
	Preferred Stock
	Brazil—0.3%
	Itau Unibanco Holding S.A. (Banks)	589,900	$6,526
	Total Preferred Stock—0.3% (cost $7,876)		6,526
	Rights
	Spain—0.0%
*	Banco Bilbao Vizcaya Argentaria S.A., Expiring 4/14/15, $0.00 (Banks)	1,059,117	154
	Total Rights—0.0% (cost $151)		154
	Affiliated Fund
	China—0.9%
	William Blair China A-Share Fund, LLC	1,183,400	21,348
	Total Affiliated Fund—0.9% (cost $11,834)		21,348
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 3/31/15, due 4/1/15, repurchase price $46,542, collateralized by U.S. Treasury Bond, 3.125%, due 2/15/42	$46,542	46,542
	Total Repurchase Agreement—1.9% (cost $46,542)		46,542
	Total Investments—100.1% (cost $2,091,098)		2,413,893
	Liabilities, plus cash and other assets—(0.1)%		(3,129)
	Net assets—100.0%		$2,410,764

ADR = American Depository Receipt

* Non-income producing securities

† = U.S. listed foreign security

** = Fair valued pursuant to Valuation Procedures adopted by the Board of Trustees. This holding represents 0.00% of the Fund’s net assets at March 31, 2015.

§ = Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. This holding represents 0.00% of the net assets at March 31, 2015.

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

As of March 31, 2015, the Fund invested in William Blair China A-Share Fund, LLC, an affiliated fund. There are no unfunded commitments to the affiliated fund and the Fund may redeem its investment weekly.

	Share Activity				Period Ended March 31, 2015 (in thousands)

Change in net
unrealized
	Balance			Balance		Dividend	Net realized	appreciation
Security Name	12/31/2014	Purchases	Sales	03/31/2015	Value	Income	gain (loss)	(depreciation)
William Blair China A-Share Fund, LLC	1,183,400	—	—	1,183,400	$21,348	$—	$—	$3,561

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

At March 31, 2015, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Financials	25.5%
Information Technology	15.9%
Consumer Discretionary	14.0%
Health Care	12.5%
Industrials	10.9%
Consumer Staples	7.8%
Energy	4.9%
Materials	4.4%
Telecommunication Services	3.5%
Utilities	0.6%
Total	100.0%

At March 31, 2015, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Japanese Yen	20.4%
Euro	17.9%
British Pound Sterling	17.4%
U.S. Dollar	8.5%
Hong Kong Dollar	5.9%
Indian Rupee	5.4%
Swiss Franc	5.3%
Canadian Dollar	5.2%
Swedish Krona	3.1%
Australian Dollar	2.3%
Danish Krone	1.8%
South African Rand	1.6%
South Korean Won	1.6%
New Taiwan Dollar	1.3%
All Other Currencies	2.3%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe, Mid-East—31.3%
	Austria—1.2%
	ams AG (Semiconductors & semiconductor equipment)	161,190	$7,738
	Denmark—2.3%
*	Royal Unibrew A/S (Beverages)	33,877	5,685
*	Topdanmark A/S (Insurance)	283,993	8,513
			14,198
	Finland—0.7%
	Huhtamaki Oyj (Containers & packaging)	136,470	4,248
	France—4.5%
	Ingenico (Electronic equipment, instruments & components)	60,835	6,692
	Ipsen S.A. (Pharmaceuticals)	91,348	4,322
	Orpea (Health care providers & services)	68,969	4,350
	Teleperformance (Professional services)	129,326	8,873
*	UBISOFT Entertainment (Software)	229,305	4,242
			28,479
	Germany—5.2%
	Aareal Bank AG (Thrifts & mortgage finance)	139,678	5,902
	Aurelius AG (Capital markets)	169,224	7,096
	Bertrandt AG (Professional services)	32,063	4,675
	CTS Eventim AG & Co KGaA (Media)	172,921	5,448
	KUKA AG (Machinery)	42,552	3,281
	Norma Group SE (Machinery)	122,876	6,192
			32,594
	Ireland—4.5%
	Beazley plc (Insurance)	1,173,700	5,009
	Greencore Group plc (Food products)	1,443,466	6,903
*	ICON plc (Life sciences tools & services)†	140,907	9,938
	Kingspan Group plc (Building products)	355,866	6,748
			28,598
	Israel—1.0%
	Frutarom Industries, Ltd. (Chemicals)	175,720	6,571
	Italy—6.3%
*	Anima Holding SpA—144A (Capital markets)	602,315	4,469
	Brembo SpA (Auto components)	193,775	7,922
	De’Longhi SpA (Household durables)	214,275	4,652
	Industria Macchine Automatiche SpA (Machinery)	110,692	5,225
	Recordati SpA (Pharmaceuticals)	289,319	5,413
	Salvatore Ferragamo Italia SpA (Textiles, apparel & luxury goods)	196,462	6,299
*	Yoox SpA (Internet & catalog retail)	200,147	5,541
			39,521
	Luxembourg—0.5%
*	Grand City Properties S.A. (Real estate management & development)	163,993	3,047

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe, Mid-East—31.3%—(continued)
	Spain—2.2%
	Atresmedia Corporation de Medios de Comunicaion S.A. (Media)	217,221	$3,286
	Distribuidora Internacional de Alimentacion S.A. (Food & staples retailing)	541,110	4,239
	Viscofan S.A. (Food products)	103,722	6,346
			13,871
	Sweden—1.9%
	Hexpol AB (Chemicals)	38,403	3,877
	Intrum Justitia AB (Commercial services & supplies)	169,050	4,751
	Loomis AB Class “B” (Commercial services & supplies)	100,747	3,087
			11,715
	Switzerland—1.0%
*	Leonteq AG (Capital markets)	16,088	5,505
*	Temenos Group AG (Software)	32,322	1,114
			6,619
	Japan—22.5%
	ABC-Mart, Inc. (Specialty retail)	61,000	3,575
	Calbee, Inc. (Food products)	85,600	3,726
	Casio Computer Co., Ltd. (Household durables)	424,400	8,064
	Daicel Corporation (Chemicals)	499,200	5,964
	Haseko Corporation (Household durables)	879,800	8,597
	Hoshizaki Electric Co., Ltd. (Machinery)	80,600	5,262
	Kose Corporation (Personal products)	172,400	9,530
	M3, Inc. (Health care technology)	373,000	7,934
	Meitec Corporation (Professional services)	183,100	6,145
	MISUMI Group, Inc. (Trading companies & distributors)	187,700	7,590
	Nihon Kohden Corporation (Health care equipment & supplies)	227,000	6,199
	Nihon M&A Center, Inc. (Professional services)	188,800	6,533
	Nippon Prologis REIT, Inc. (Real estate investment trusts (REITs))	2,705	5,963
	Nissan Chemical Industries, Ltd. (Chemicals)	459,600	9,538
	Obic Co., Ltd. (IT services)	128,400	5,460
	Pigeon Corporation (Household products)	46,100	3,886
	Resorttrust, Inc. (Hotels, restaurants & leisure)	250,900	6,548
	Seven Bank, Ltd. (Banks)	1,208,200	5,974
	The Hiroshima Bank, Ltd. (Banks)	1,270,000	6,862
	Topcon Corporation (Electronic equipment, instruments & components)	145,700	3,581
	Tsubakimoto Chain Co. (Machinery)	655,000	5,467
	Zenkoku Hosho Co., Ltd. (Diversified financial services)	249,900	9,387
			141,785
	United Kingdom—15.3%
	Bellway plc (Household durables)	216,287	6,356
	Berendsen plc (Commercial services & supplies)	185,138	3,068
	Cineworld Group plc (Media)	456,963	3,254
	Close Brothers Group plc (Capital markets)	177,865	4,113
	Domino’s Pizza Group plc (Hotels, restaurants & leisure)	726,069	8,353
	Go-Ahead Group plc (Road & rail)	79,632	2,752
	Great Portland Estates plc (Real estate investment trusts (REITs))	516,721	6,220

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	United Kingdom—15.3%—(continued)
	Halma plc (Electronic equipment, instruments & components)	281,234	$2,914
	Hays plc (Professional services)	568,720	1,287
	Hikma Pharmaceuticals plc (Pharmaceuticals)	89,534	2,829
	Howden Joinery Group plc (Specialty retail)	947,668	6,236
	IG Group Holdings plc (Diversified financial services)	278,039	2,924
	Inchcape plc (Distributors)	344,099	4,058
	Man Group plc (Capital markets)	2,870,262	8,677
	Micro Focus International plc (Software)	168,903	2,959
*	Optimal Payments plc (IT services)	252,724	1,979
	Provident Financial plc (Consumer finance)	146,455	5,851
	Rightmove plc (Media)	87,704	3,899
	Senior plc (Aerospace & defense)	614,378	2,964
	Ted Baker plc (Textiles, apparel & luxury goods)	79,328	2,942
	The Restaurant Group plc (Hotels, restaurants & leisure)	613,760	6,132
	Victrex plc (Chemicals)	89,742	2,496
	Workspace Group plc (Real estate investment trusts (REITs))	319,564	4,051
			96,314
	Emerging Asia—12.8%
	China—3.2%
	China Medical System Holdings, Ltd. (Pharmaceuticals)	2,395,000	3,689
	Hollysys Automation Technologies, Ltd. (Electronic equipment, instruments & components)†	190,341	3,782
	Shenzhou International Group Holdings, Ltd. (Textiles, apparel & luxury goods)	1,216,000	5,505
*	WuXi PharmaTech Cayman, Inc.—ADR (Life sciences tools & services)	90,432	3,507
	Zhuzhou CSR Times Electric Co., Ltd. Class “H” (Electrical equipment)	551,000	3,596
			20,079
	India—2.8%
	Eicher Motors, Ltd. (Machinery)	12,285	3,126
	Indiabulls Housing Finance, Ltd. (Thrifts & mortgage finance)	317,743	2,821
	Yes Bank, Ltd. (Banks)	916,791	11,895
			17,842
	Philippines—1.1%
	Megaworld Corporation (Real estate management & development)	38,757,000	4,708
	Robinsons Retail Holdings, Inc. (Food & staples retailing)	1,068,250	2,008
			6,716
	South Korea—0.4%
	Korea Aerospace Industries, Ltd. (Aerospace & defense)	48,542	2,468
	Taiwan—3.5%
	Chipbond Technology Corporation (Semiconductors & semiconductor equipment)	2,088,000	4,411
	Eclat Textile Co., Ltd. (Textiles, apparel & luxury goods)	293,000	3,853
	King Slide Works Co., Ltd. (Machinery)	173,000	2,610
	Merida Industry Co., Ltd. (Leisure products)	483,000	3,797
	Novatek Microelectronics Corporation (Semiconductors & semiconductor equipment)	625,000	3,236
	Siliconware Precision Industries Co., Ltd. (Semiconductors & semiconductor equipment)	2,674,000	4,452
			22,359

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—12.8%—(continued)
	Thailand—1.8%
	Minor International PCL (Hotels, restaurants & leisure)	4,132,000	$4,444
	Quality Houses PCL (Real estate management & development)	37,683,200	4,378
	Thai Union Frozen Products PCL (Food products)	4,482,600	2,769
			11,591
	Asia—5.1%
	Australia—3.1%
	Domino’s Pizza Enterprises, Ltd. (Hotels, restaurants & leisure)	121,757	3,447
	DuluxGroup, Ltd. (Chemicals)	1,561,781	7,613
	Magellan Financial Group, Ltd. (Capital markets)	559,971	8,376
			19,436
	New Zealand—1.0%
	Fisher & Paykel Healthcare Corp., Ltd. (Health care equipment & supplies)	656,735	3,231
	SKY Network Television, Ltd. (Media)	726,302	3,209
			6,440
	Singapore—1.0%
	ComfortDelGro Corporation, Ltd. (Road & rail)	2,938,000	6,187
	Canada—4.9%
*	Bankers Petroleum, Ltd. (Oil, gas & consumable fuels)	633,862	1,356
	Bonterra Energy Corporation (Oil, gas & consumable fuels)	86,907	2,327
	Canadian Energy Services & Technology Corporation (Energy equipment & services)	405,471	1,719
	Intertape Polymer Group, Inc. (Containers & packaging)	228,197	3,158
	Linamar Corporation (Auto components)	147,285	9,081
	Peyto Exploration & Development Corporation (Oil, gas & consumable fuels)	150,988	4,049
*	Raging River Exploration, Inc. (Oil, gas & consumable fuels)	463,045	3,258
	WestJet Airlines, Ltd. (Airlines)	258,829	6,067
			31,015
	Emerging Europe, Mid-East, Africa—3.4%
	South Africa—2.1%
	Clicks Group, Ltd. (Food & staples retailing)	684,287	5,159
	Rand Merchant Insurance Holdings, Ltd. (Insurance)	1,248,897	4,763
	Resilient Property Income Fund, Ltd. (Real estate investment trusts (REITs))	389,845	3,343
			13,265
	Turkey—1.3%
	Ford Otomotiv Sanayi A.S. (Automobiles)	219,864	2,838
*	Pegasus Hava Tasimaciligi A.S. (Airlines)	302,330	2,821
	Turkiye Sinai Kalkinma Bankasi A.S. (Banks)	3,340,081	2,558
			8,217
	Emerging Latin America—3.3%
	Mexico—2.5%
*	Alsea S.A.B. de C.V. (Hotels, restaurants & leisure)	821,630	2,406

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Emerging Latin America—3.3%—(continued)
	Mexico—2.5%—(continued)
*	Compartamos S.A.B. de C.V. (Consumer finance)	2,150,500	$3,855
	Gruma S.A.B. de C.V. Class “B” (Food products)	523,600	6,662
*	Grupo Aeroportuario del Sureste S.A.B. de C.V.—ADR (Transportation infrastructure)	23,430	3,149
			16,072
	Panama—0.8%
	Copa Holdings S.A. Class “A” (Airlines)†	50,951	5,145
	Total Common Stocks—98.6% (cost $558,035)		622,130
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 3/31/15, due 4/1/15, repurchase price $7,381, collateralized by FHLB, 2.875%, due 6/14/24	$7,381	7,381
	Total Repurchase Agreement—1.2% (cost $7,381)		7,381
	Total Investments—99.8% (cost $565,416)		629,511
	Cash and other assets, less liabilities—0.2%		1,108
	Net assets—100.0%		$630,619

ADR = American Depository Receipt

* Non-income producing securities

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

At March 31, 2015, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Financials	23.5%
Consumer Discretionary	22.6%
Industrials	19.1%
Consumer Staples	9.1%
Information Technology	8.4%
Health Care	8.3%
Materials	7.0%
Energy	2.0%
Total	100.0%

At March 31, 2015, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Japanese Yen	22.8%
Euro	20.6%
British Pound Sterling	17.4%
Canadian Dollar	5.0%
New Taiwan Dollar	3.6%
U.S. Dollar	3.5%
Australian Dollar	3.1%
Indian Rupee	2.9%
Hong Kong Dollar	2.6%
Swiss Franc	2.3%
Danish Krone	2.3%
South African Rand	2.1%
Mexican Peso	2.1%
Swedish Krona	1.9%
Thai Baht	1.9%
Turkish Lira	1.3%
Philippine Peso	1.1%
Israeli Shekel	1.1%
New Zealand Dollar	1.0%
All Other Currencies	1.4%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Emerging Markets Leaders Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—71.2%
	China—25.8%
	Air China, Ltd. Class “H” (Airlines)	1,244,000	$1,269
*	Alibaba Group Holding, Ltd.—ADR (Internet software & services)	11,963	996
*	Baidu, Inc.—ADR (Internet software & services)	12,068	2,515
	Brilliance China Automotive Holdings, Ltd. (Automobiles)	830,000	1,593
*	China CNR Corporation Ltd.—144A Class “H” (Machinery)	1,540,500	2,213
	China Gas Holdings, Ltd. (Gas utilities)	574,000	943
	China Merchants Bank Co., Ltd. Class “H” (Banks)	923,500	2,254
	China Overseas Land & Investment, Ltd. (Real estate management & development)	626,000	2,011
	CNOOC, Ltd. (Oil, gas & consumable fuels)	749,000	1,057
	Lenovo Group, Ltd. (Technology hardware, storage & peripherals)	1,084,000	1,580
	NetEase, Inc.—ADR (Internet software & services)	14,428	1,519
	Ping An Insurance Group Co. of China, Ltd. Class “H” (Insurance)	271,000	3,267
	Tencent Holdings, Ltd. (Internet software & services)	179,800	3,416
*	Vipshop Holdings, Ltd.—ADR (Internet & catalog retail)	81,554	2,401
			27,034
	India—19.6%
	Adani Ports & Special Economic Zone, Ltd. (Transportation infrastructure)	234,957	1,156
	Axis Bank, Ltd. (Banks)	172,155	1,535
	HCL Technologies, Ltd. (IT services)	95,916	1,506
	HDFC Bank, Ltd. (Banks)	139,936	2,287
	Hero MotoCorp, Ltd. (Automobiles)	11,497	485
	Hindustan Unilever, Ltd. (Household products)	88,886	1,239
	Housing Development Finance Corporation, Ltd. (Thrifts & mortgage finance)	115,548	2,430
	Infosys, Ltd. (IT services)	64,211	2,273
	Lupin, Ltd. (Pharmaceuticals)	44,882	1,435
	Maruti Suzuki India, Ltd. (Automobiles)	36,459	2,153
	Sun Pharmaceutical Industries, Ltd. (Pharmaceuticals)	121,672	1,985
	Tata Motors, Ltd. (Automobiles)	165,743	1,458
	Ultratech Cement, Ltd. (Construction materials)	12,709	586
			20,528
	Indonesia—3.6%
	PT Astra International Tbk (Automobiles)	1,416,000	929
	PT Bank Rakyat Indonesia Persero Tbk (Banks)	2,069,400	2,101
	PT Kalbe Farma Tbk (Pharmaceuticals)	5,525,800	788
			3,818
	Philippines—0.7%
	Universal Robina Corporation (Food products)	145,620	736
	South Korea—10.3%
	Amorepacific Corporation (Personal products)	302	913
	Coway Co., Ltd. (Household durables)	8,623	711
	LG Household & Health Care, Ltd. (Household products)	2,506	1,900
	Samsung Electronics Co., Ltd. (Technology hardware, storage & peripherals)	3,721	4,833
	SK Hynix, Inc. (Semiconductors & semiconductor equipment)	58,190	2,389
			10,746

See accompanying Notes to Portfolio of Investments.

Emerging Markets Leaders Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—71.2%—(continued)
	Taiwan—6.5%
	Fubon Financial Holding Co., Ltd. (Diversified financial services)	1,012,000	$1,818
	Largan Precision Co., Ltd. (Electronic equipment, instruments & components)	12,000	1,034
	MediaTek, Inc. (Semiconductors & semiconductor equipment)	107,000	1,448
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	104,621	2,456
			6,756
	Thailand—4.7%
	Advanced Info Service PCL (Wireless telecommunication services)	207,100	1,508
	Airports of Thailand PCL (Transportation infrastructure)	189,200	1,628
	Bangkok Dusit Medical Services PCL Class “F” (Health care providers & services)	1,202,500	728
	Kasikornbank PCL (Banks)	151,500	1,071
			4,935
	Emerging Europe, Mid-East, Africa—14.9%
	Russia—0.5%
*	Mail.ru Group, Ltd.—GDR (Internet software & services)	27,815	553
	South Africa—10.8%
*	Aspen Pharmacare Holdings, Ltd. (Pharmaceuticals)	28,445	901
	Bidvest Group, Ltd. (Industrial conglomerates)	60,491	1,639
	Discovery, Ltd. (Insurance)	56,531	582
	FirstRand, Ltd. (Diversified financial services)	463,844	2,135
	Mediclinic International, Ltd. (Health care providers & services)	89,769	903
	Naspers, Ltd. (Media)	19,016	2,932
	Sanlam, Ltd. (Insurance)	120,460	778
	Steinhoff International Holdings, Ltd. (Household durables)	92,093	577
	Woolworths Holdings, Ltd. (Multiline retail)	129,350	919
			11,366
	Turkey—1.9%
	KOC Holding A.S. (Industrial conglomerates)	329,464	1,502
	Turkiye Garanti Bankasi A.S. (Banks)	150,017	493
			1,995
	United Arab Emirates—1.7%
	DP World, Ltd. (Transportation infrastructure)	35,043	757
*	Emaar Malls Group PJSC (Real estate management & development)	620,538	493
	First Gulf Bank PJSC (Banks)	128,002	509
			1,759
	Emerging Latin America—10.3%
	Brazil—4.4%
	AMBEV S.A.—ADR (Beverages)	319,733	1,842
	BB Seguridade Participacoes S.A. (Insurance)	115,400	1,186
	BRF S.A. (Food products)	53,400	1,059
	Kroton Educacional S.A. (Diversified consumer services)	16,000	51

See accompanying Notes to Portfolio of Investments.

Emerging Markets Leaders Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Emerging Latin America—10.3%—(continued)
	Brazil—4.4%—(continued)
	WEG S.A. (Machinery)	52,350	$522
			4,660
	Chile—0.8%
	Banco Santander Chile—ADR (Banks)	36,705	796
	Mexico—4.1%
	Fibra Uno Administracion S.A. de C.V. (Real estate investment trusts (REITs))	440,970	1,168
	Grupo Financiero Inbursa S.A.B. de C.V. Class “O” (Banks)	363,800	917
	Wal-Mart de Mexico S.A.B. de C.V. (Food & staples retailing)	902,000	2,247
			4,332
	Peru—1.0%
	Credicorp, Ltd. (Banks)†	7,282	1,024
	Total Common Stocks—96.4% (cost $91,613)		101,038
	Preferred Stock
	Brazil—1.5%
	Itau Unibanco Holding S.A. (Banks)	137,170	1,517
	Total Preferred Stock—1.5% (cost $1,850)		1,517
	Rights
	Emerging Europe, Mid-East, Africa—0.0%
	South Africa—0.0%
*	Discovery, Ltd. (Insurance)	5,634	16
	Total Rights—0.0% (cost $0)		16
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 3/31/15, due 4/1/15, repurchase price $1,431, collateralized by U.S. Treasury Bond, 3.125%, due 2/15/42	$1,431	1,431
	Total Repurchase Agreement—1.4% (cost $1,431)		1,431

See accompanying Notes to Portfolio of Investments.

Emerging Markets Leaders Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

Issuer	Value
Total Investments—99.3% (cost $94,894)	$104,002
Cash and other assets, less liabilities—0.7%	758
Net assets—100.0%	$104,760

ADR = American Depository Receipt

GDR = Global Depository Receipt

* Non-income producing securities

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Emerging Markets Leaders Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

At March 31, 2015, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Financials	29.6%
Information Technology	25.8%
Consumer Discretionary	13.9%
Industrials	10.4%
Consumer Staples	9.7%
Health Care	6.6%
Telecommunication Services	1.5%
Energy	1.0%
Utilities	0.9%
Materials	0.6%
Total	100.0%

At March 31, 2015, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Indian Rupee	20.0%
Hong Kong Dollar	19.1%
U.S. Dollar	14.5%
South African Rand	11.1%
South Korean Won	10.5%
Thai Baht	4.8%
Brazilian Real	4.2%
Mexican Peso	4.2%
New Taiwan Dollar	4.2%
Indonesian Rupiah	3.7%
Turkish Lira	2.0%
All Other Currencies	1.7%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—64.0%
	China—19.9%
	Air China, Ltd. Class “H” (Airlines)	1,128,000	$1,151
*	Alibaba Group Holding, Ltd.—ADR (Internet software & services)	120,057	9,993
*	Baidu, Inc.—ADR (Internet software & services)	95,057	19,810
*	Beijing Enterprises Water Group, Ltd. (Water utilities)	7,248,000	4,955
	Brilliance China Automotive Holdings, Ltd. (Automobiles)	5,628,000	10,802
	China Everbright International, Ltd. (Commercial services & supplies)	1,735,000	2,865
	China Gas Holdings, Ltd. (Gas utilities)	5,416,000	8,900
	China Merchants Bank Co., Ltd. Class “H” (Banks)	2,213,000	5,401
*	China Vanke Co., Ltd. (Real estate management & development)	4,925,600	11,614
	CIMC Enric Holdings, Ltd. (Machinery)	3,494,000	3,407
	CNOOC, Ltd. (Oil, gas & consumable fuels)	7,462,000	10,530
	Haier Electronics Group Co., Ltd. (Household durables)	1,131,000	2,961
	Huaneng Renewables Corporation, Ltd. Class “H” (Independent power & renewable electricity producers)	10,403,932	3,784
	Lenovo Group, Ltd. (Technology hardware, storage & peripherals)	7,238,000	10,550
*	Luye Pharma Group, Ltd. (Pharmaceuticals)	2,019,500	2,441
	NetEase, Inc.—ADR (Internet software & services)	150,477	15,845
	Ping An Insurance Group Co. of China, Ltd. Class “H” (Insurance)	2,515,000	30,316
	Shanghai Fosun Pharmaceutical Group Co., Ltd. Class “H” (Pharmaceuticals)	939,000	3,119
	Sinopharm Group Co., Ltd. Class “H” (Health care providers & services)	754,800	3,077
	Tencent Holdings, Ltd. (Internet software & services)	1,511,380	28,716
*	Vipshop Holdings, Ltd.—ADR (Internet & catalog retail)	209,841	6,178
*	WuXi PharmaTech Cayman, Inc.—ADR (Life sciences tools & services)	66,919	2,595
*	YY, Inc.—ADR (Internet software & services)	54,771	2,988
	Zhuzhou CSR Times Electric Co., Ltd. Class “H” (Electrical equipment)	1,156,000	7,545
			209,543
	India—17.7%
	Adani Ports & Special Economic Zone, Ltd. (Transportation infrastructure)	539,677	2,656
	Apollo Hospitals Enterprise, Ltd. (Health care providers & services)	140,588	3,056
	Axis Bank, Ltd. (Banks)	1,661,979	14,819
	Bharti Infratel, Ltd. (Wireless telecommunication services)	462,337	2,844
	HCL Technologies, Ltd. (IT services)	1,099,722	17,270
	HDFC Bank, Ltd. (Banks)	1,524,571	24,911
	Hero MotoCorp, Ltd. (Automobiles)	97,232	4,105
	Hindustan Unilever, Ltd. (Household products)	739,023	10,297
	Housing Development Finance Corporation, Ltd. (Thrifts & mortgage finance)	882,298	18,554
	IndusInd Bank, Ltd. (Banks)	579,453	8,214
	Infosys, Ltd. (IT services)	429,733	15,211
	Lupin, Ltd. (Pharmaceuticals)	409,668	13,093
	Maruti Suzuki India, Ltd. (Automobiles)	139,254	8,223
	Sun Pharmaceutical Industries, Ltd. (Pharmaceuticals)	1,132,464	18,476
	Tata Motors, Ltd. (Automobiles)	1,656,282	14,572
	Tech Mahindra, Ltd. (IT services)	456,912	4,611
	Ultratech Cement, Ltd. (Construction materials)	111,054	5,123
			186,035
	Indonesia—3.1%
	PT Astra International Tbk (Automobiles)	14,173,100	9,295
	PT Bank Negara Indonesia Persero Tbk (Banks)	4,881,700	2,697

The accompanying notes are an integral part of these financial statements.

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

Issuer	Shares	Value
Common Stocks—(continued)
Emerging Asia—64.0%—(continued)
Indonesia—3.1%—(continued)
PT Bank Rakyat Indonesia Persero Tbk (Banks)	18,066,321	$18,343
PT Kalbe Farma Tbk (Pharmaceuticals)	18,190,615	2,595
		32,930
Papua New Guinea—0.1%
Oil Search, Ltd. (Oil, gas & consumable fuels)	218,021	1,195
Philippines—1.8%
Ayala Land, Inc. (Real estate management & development)	6,525,600	5,621
BDO Unibank, Inc. (Banks)	2,062,280	5,707
International Container Terminal Services, Inc. (Transportation infrastructure)	936,100	2,262
Universal Robina Corporation (Food products)	1,079,220	5,456
		19,046
South Korea—10.1%
Amorepacific Corporation (Personal products)	2,440	7,379
Coway Co., Ltd. (Household durables)	51,415	4,240
Hyundai Development Co-Engineering & Construction (Construction & engineering)	41,189	2,116
Korea Aerospace Industries, Ltd. (Aerospace & defense)	41,639	2,117
LG Household & Health Care, Ltd. (Household products)	16,619	12,598
NAVER Corporation (Internet software & services)	4,176	2,526
Samsung Electronics Co., Ltd. (Technology hardware, storage & peripherals)	34,987	45,442
SK Hynix, Inc. (Semiconductors & semiconductor equipment)	710,730	29,180
		105,598
Taiwan—7.4%
Advantech Co., Ltd. (Technology hardware, storage & peripherals)	472,145	3,599
Chipbond Technology Corporation (Semiconductors & semiconductor equipment)	1,262,000	2,666
E.Sun Financial Holding Co., Ltd. (Banks)	4,279,995	2,619
Fubon Financial Holding Co., Ltd. (Diversified financial services)	12,380,560	22,237
Largan Precision Co., Ltd. (Electronic equipment, instruments & components)	63,000	5,426
MediaTek, Inc. (Semiconductors & semiconductor equipment)	1,013,000	13,711
Novatek Microelectronics Corporation (Semiconductors & semiconductor equipment)	515,000	2,666
Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	1,061,959	24,935
		77,859
Thailand—3.9%
Advanced Info Service PCL (Wireless telecommunication services)	1,380,900	10,058
Airports of Thailand PCL (Transportation infrastructure)	1,352,100	11,635
Bangkok Dusit Medical Services PCL Class “F” (Health care providers & services)	8,088,900	4,897
Central Pattana PCL (Real estate management & development)	2,578,200	3,387
Kasikornbank PCL (Banks)	758,500	5,361
Thai Beverage PCL (Beverages)	5,194,000	2,895
Thai Union Frozen Products PCL (Food products)	3,869,400	2,390
		40,623

The accompanying notes are an integral part of these financial statements.

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Europe, Mid-East, Africa—15.1%
	Greece—0.2%
	JUMBO S.A. (Specialty retail)	211,152	$2,198
	Qatar—0.5%
	Qatar National Bank S.A.Q. (Banks)	88,335	4,694
	South Africa—9.2%
*	Aspen Pharmacare Holdings, Ltd. (Pharmaceuticals)	174,580	5,527
	Bidvest Group, Ltd. (Industrial conglomerates)	201,687	5,465
	Discovery, Ltd. (Insurance)	276,591	2,846
	FirstRand, Ltd. (Diversified financial services)	4,050,637	18,649
	Life Healthcare Group Holdings, Ltd. (Health care providers & services)	706,623	2,465
	Mediclinic International, Ltd. (Health care providers & services)	259,290	2,608
	Mr. Price Group, Ltd. (Specialty retail)	165,049	3,538
	MTN Group, Ltd. (Wireless telecommunication services)	603,674	10,203
	Naspers, Ltd. (Media)	191,380	29,506
	Sanlam, Ltd. (Insurance)	794,564	5,134
	Steinhoff International Holdings, Ltd. (Household durables)	926,972	5,811
	Woolworths Holdings, Ltd. (Multiline retail)	651,538	4,628
			96,380
	Turkey—2.6%
	KOC Holding A.S. (Industrial conglomerates)	3,303,006	15,061
	TAV Havalimanlari Holding A.S. (Transportation infrastructure)	295,268	2,471
	Turk Telekomunikasyon A.S. (Diversified telecommunication services)	1,768,003	4,694
	Turkiye Garanti Bankasi A.S. (Banks)	1,515,635	4,974
			27,200
	United Arab Emirates—2.6%
	Air Arabia PJSC (Airlines)	5,830,686	2,254
*	DAMAC Properties Dubai Co. PJSC (Real estate management & development)	3,586,063	2,002
	DP World, Ltd. (Transportation infrastructure)	266,755	5,762
	Dragon Oil plc (Oil, gas & consumable fuels)	484,310	4,285
	Dubai Islamic Bank PJSC (Banks)	1,988,558	3,357
*	Emaar Malls Group PJSC (Real estate management & development)	6,147,391	4,887
	First Gulf Bank PJSC (Banks)	1,292,697	5,139
			27,686
	Emerging Latin America—12.9%
	Argentina—0.3%
	MercadoLibre, Inc. (Internet software & services)	26,785	3,282
	Brazil—5.1%
	AMBEV S.A.—ADR (Beverages)	4,095,436	23,590
	BB Seguridade Participacoes S.A. (Insurance)	946,300	9,725
	BRF S.A. (Food products)	372,100	7,380
	CCR S.A (Transportation infrastructure)	509,789	2,604
	Kroton Educacional S.A. (Diversified consumer services)	547,420	1,765
	Ultrapar Participacoes S.A. (Oil, gas & consumable fuels)	316,600	6,431

The accompanying notes are an integral part of these financial statements.

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Latin America—12.9%—(continued)
	Brazil—5.1%—(continued)
	WEG S.A. (Machinery)	271,540	$2,705
			54,200
	Chile—1.3%
	Banco Santander Chile—ADR (Banks)	258,133	5,596
	S.A.C.I. Falabella (Multiline retail)	1,056,199	8,083
			13,679
	Mexico—4.5%
*	Alfa S.A.B. de C.V. Class “A” (Industrial conglomerates)	2,964,100	5,995
*	Cemex S.A.B. de C.V. (Construction materials)	5,226,600	4,955
	Fibra Uno Administracion S.A. de C.V. (Real estate investment trusts (REITs))	2,235,769	5,922
	Grupo Financiero Inbursa S.A.B. de C.V. Class “O” (Banks)	900,400	2,269
	Infraestructura Energetica Nova S.A.B. de C.V. (Gas utilities)	637,700	3,483
*	Promotora y Operadora de Infraestructura S.A.B. de C.V. (Construction & engineering)	352,900	3,766
	Wal-Mart de Mexico S.A.B. de C.V. (Food & staples retailing)	8,288,700	20,654
			47,044
	Panama—0.5%
	Copa Holdings S.A. Class “A” (Airlines)†	49,405	4,988
	Peru—1.2%
	Credicorp, Ltd. (Banks)†	73,315	10,311
	Intercorp Financial Services, Inc. (Banks)	82,171	2,382
			12,693
	Total Common Stocks—92.0% (cost $864,846)		966,873
	Preferred Stock
	Brazil—1.9%
	Itau Unibanco Holding S.A. (Banks)	1,839,813	20,355
	Total Preferred Stock—1.9% (cost $22,734)		20,355
	Affiliated Fund
	Emerging Asia—4.0%
	China—4.0%
	William Blair China A-Share Fund, LLC	2,362,400	42,616
	Total Affiliated Fund—4.0% (cost $23,624)		42,616

The accompanying notes are an integral part of these financial statements.

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Rights
	Emerging Europe, Mid-East, Africa—0.0%
	South Africa—0.0%
*	Discovery, Ltd. (Insurance)	25,963	$74
	Total Rights—0.0% (cost $0)		74
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 3/31/15, due 4/1/15, repurchase price $20,570, collateralized by U.S. Treasury Bond, 3.125%, due 2/15/42	$20,570	20,570
	Total Repurchase Agreement—2.0% (cost $20,570)		20,570
	Total Investments—99.9% (cost $931,774)		1,050,488
	Cash and other assets, less liabilities—0.1%		863
	Net assets—100.0%		$1,051,351

ADR = American Depository Receipt

* Non-income producing securities

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

As of March 31, 2015, the Fund invested in William Blair China A-Share Fund, LLC, an affiliated fund. There are no unfunded commitments to the affiliated fund and the Fund may redeem its investment weekly.

	Share Activity				Period Ended March 31, 2015 (in thousands)

Change in net
unrealized
	Balance			Balance		Dividend	Net realized	appreciation
Security Name	12/31/2014	Purchases	Sales	03/31/2015	Value	Income	gain (loss)	(depreciation)
William Blair China A-Share Fund, LLC	2,362,400	—	—	2,362,400	$42,616	$—	$—	$7,109

The accompanying notes are an integral part of these financial statements.

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

At March 31, 2015, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Financials	28.9%
Information Technology	25.8%
Consumer Discretionary	12.4%
Consumer Staples	9.3%
Industrials	9.0%
Health Care	6.5%
Telecommunication Services	2.7%
Energy	2.2%
Utilities	2.1%
Materials	1.1%
Total	100.0%

At March 31, 2015, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Indian Rupee	18.1%
U.S. Dollar	17.3%
Hong Kong Dollar	15.0%
South Korean Won	10.3%
South African Rand	9.4%
New Taiwan Dollar	5.1%
Brazilian Real	4.9%
Mexican Peso	4.6%
Thai Baht	3.7%
Indonesian Rupiah	3.2%
Turkish Lira	2.6%
Philippine Peso	1.8%
UAE Dirham	1.7%
All Other Currencies	2.3%
Total	100.0%

The accompanying notes are an integral part of these financial statements.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—77.9%
	China—12.7%
*	Beijing Enterprises Water Group, Ltd. (Water utilities)	2,570,000	$1,757
*	CAR, Inc. (Road & rail)	1,334,000	2,529
*	China Biologic Products, Inc. (Biotechnology)	17,465	1,668
	China Distance Education Holdings, Ltd.—ADR (Diversified consumer services)	92,004	1,542
	China Everbright International, Ltd. (Commercial services & supplies)	2,377,000	3,925
	China Medical System Holdings, Ltd. (Pharmaceuticals)	1,422,000	2,190
*	China Taiping Insurance Holdings Co., Ltd. (Insurance)	1,079,200	3,696
*	Cosmo Lady China Holdings Co. Ltd.—144A (Textiles, apparel & luxury goods)	1,654,000	1,173
	CT Environmental Group, Ltd. (Water utilities)	2,146,000	2,314
*	Fuyao Glass Industry Group Co. Ltd.—144A Class “H” (Auto components)	177,600	436
	Jintian Pharmaceutical Group, Ltd. (Health care providers & services)	4,633,000	1,781
	Minth Group, Ltd. (Auto components)	152,000	300
*	Ozner Water International Holding Ltd.—144A (Household durables)	2,718,000	975
*	PAX Global Technology, Ltd. (Electronic equipment, instruments & components)	992,000	1,038
	Shenzhou International Group Holdings, Ltd. (Textiles, apparel & luxury goods)	653,000	2,956
*	Sound Global, Ltd. (Water utilities)**§	1,824,000	1,294
*	TAL Education Group—ADR (Diversified consumer services)	37,584	1,248
*	Tarena International, Inc.—ADR (Diversified consumer services)	29,718	289
	Wasion Group Holdings, Ltd. (Electronic equipment, instruments & components)	2,070,000	2,502
	Zhuzhou CSR Times Electric Co., Ltd. Class “H” (Electrical equipment)	696,000	4,543
			38,156
	India—25.5%
	AIA Engineering, Ltd. (Machinery)	102,755	2,083
	Ajanta Pharma, Ltd. (Pharmaceuticals)	55,615	1,091
	Alembic Pharmaceuticals, Ltd. (Pharmaceuticals)	105,671	764
	Amara Raja Batteries, Ltd. (Electrical equipment)	90,086	1,201
	Apollo Hospitals Enterprise, Ltd. (Health care providers & services)	89,998	1,957
*	Ashok Leyland, Ltd. (Machinery)	1,026,758	1,199
	Berger Paints India, Ltd. (Chemicals)	505,787	1,687
	Bharat Forge, Ltd. (Auto components)	159,425	3,257
	Bharti Infratel, Ltd. (Wireless telecommunication services)	299,516	1,843
	Blue Dart Express, Ltd. (Air freight & logistics)	20,420	2,382
	Britannia Industries, Ltd. (Food products)	61,811	2,129
	Cadila Healthcare, Ltd. (Pharmaceuticals)	24,376	677
	Colgate-Palmolive India, Ltd. (Personal products)	49,900	1,594
	Dabur India, Ltd. (Personal products)	221,207	939
	Eicher Motors, Ltd. (Machinery)	9,026	2,297
	Emami, Ltd. (Personal products)	83,558	1,335
	Federal Bank, Ltd. (Banks)	320,979	676
	Finolex Industries, Ltd. (Chemicals)	180,124	815
	Gateway Distriparks, Ltd. (Transportation infrastructure)	106,209	693
	Gruh Finance, Ltd. (Thrifts & mortgage finance)	609,339	2,365
*	Gujarat Pipavav Port, Ltd. (Transportation infrastructure)	365,929	1,404
	Hexaware Technologies, Ltd. (IT services)	167,163	834
	Indiabulls Housing Finance, Ltd. (Thrifts & mortgage finance)	171,611	1,524
	IndusInd Bank, Ltd. (Banks)	484,326	6,865
	Just Dial, Ltd. (Internet software & services)	26,523	561
	Kajaria Ceramics, Ltd. (Building products)	145,171	1,879
	Kaveri Seed Co., Ltd. (Food products)	162,599	2,559

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—77.9%—(continued)
	India—25.5%—(continued)
	LIC Housing Finance, Ltd. (Thrifts & mortgage finance)	380,018	$2,654
	Marico, Ltd. (Personal products)	253,445	1,588
	Motherson Sumi Systems, Ltd. (Auto components)	272,975	2,251
	MRF, Ltd. (Auto components)	2,473	1,525
	Oberoi Realty, Ltd. (Real estate management & development)	294,815	1,338
	Page Industries, Ltd. (Textiles, apparel & luxury goods)	4,758	1,043
	Persistent Systems, Ltd. (IT services)	18,140	208
	PI Industries, Ltd. (Chemicals)	103,199	1,006
	Pidilite Industries, Ltd. (Chemicals)	268,092	2,570
	Prestige Estates Projects, Ltd. (Real estate management & development)	303,277	1,313
	Repco Home Finance, Ltd. (Consumer finance)	146,756	1,489
	Sadbhav Engineering, Ltd. (Construction & engineering)	213,709	1,127
	Shree Cement, Ltd. (Construction materials)	10,148	1,751
*	SKS Microfinance, Ltd. (Consumer finance)	200,470	1,464
	Sobha Ltd. (Real estate management & development)	34,052	219
	Supreme Industries, Ltd. (Chemicals)	121,870	1,393
	VA Tech Wabag, Ltd. (Water utilities)	97,394	1,273
	Voltas, Ltd. (Construction & engineering)	169,444	756
	Yes Bank, Ltd. (Banks)	406,616	5,276
			76,854
	Indonesia—8.2%
	PT Bank Negara Indonesia Persero Tbk (Banks)	8,197,400	4,530
	PT Ciputra Development Tbk (Real estate management & development)	11,673,500	1,317
	PT Indofood CBP Sukses Makmur Tbk (Food products)	1,160,000	1,302
	PT Jasa Marga (Transportation infrastructure)	5,772,000	3,178
*	PT Link Net Tbk (Diversified telecommunication services)	1,766,100	807
	PT Matahari Department Store Tbk (Multiline retail)	3,239,000	4,880
	PT Matahari Putra Prima Tbk (Food & staples retailing)	6,200,800	1,878
	PT Pakuwon Jati Tbk (Real estate management & development)	57,700,000	2,273
	PT Summarecon Agung Tbk (Real estate management & development)	11,371,900	1,496
	PT Surya Citra Media Tbk (Media)	5,006,300	1,300
	PT Wijaya Karya Persero Tbk (Construction & engineering)	5,882,300	1,572
			24,533
	Malaysia—0.8%
	My EG Services Bhd (IT services)	1,168,100	880
	Silverlake Axis, Ltd. (Software)	1,653,000	1,650
			2,530
	Pakistan—1.7%
	D.G. Khan Cement Co., Ltd. (Construction materials)	947,000	1,040
*	Engro Foods, Ltd. (Food products)	923,500	1,002
	Lucky Cement, Ltd. (Construction materials)	656,600	2,873
	United Bank, Ltd. (Banks)	148,000	223
			5,138
	Philippines—7.9%
	D&L Industries, Inc. (Chemicals)	3,027,100	1,358

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

Issuer	Shares	Value
Common Stocks—(continued)
Emerging Asia—77.9%—(continued)
Philippines—7.9%—(continued)
GT Capital Holdings, Inc. (Diversified financial services)	143,175	$4,286
Jollibee Foods Corporation (Hotels, restaurants & leisure)	609,000	2,997
Megaworld Corporation (Real estate management & development)	11,583,000	1,407
Puregold Price Club, Inc. (Food & staples retailing)	1,870,500	1,739
Robinsons Land Corporation (Real estate management & development)	3,385,000	2,332
Robinsons Retail Holdings, Inc. (Food & staples retailing)	692,460	1,301
Security Bank Corporation (Banks)	1,058,520	4,073
Universal Robina Corporation (Food products)	619,240	3,131
Vista Land & Lifescapes, Inc. (Real estate management & development)	5,784,500	1,112
		23,736
South Korea—5.3%
Cosmax, Inc. (Personal products)	6,898	849
Dongwon F&B Co., Ltd. (Food products)	3,042	1,097
Hana Tour Service, Inc. (Hotels, restaurants & leisure)	29,931	3,022
Hanssem Co., Ltd. (Household durables)	16,800	2,794
Hyundai Development Co-Engineering & Construction (Construction & engineering)	35,161	1,806
KEPCO Plant Service & Engineering Co., Ltd. (Commercial services & supplies)	23,236	2,044
Korea Aerospace Industries, Ltd. (Aerospace & defense)	23,251	1,182
Korea Kolmar Co., Ltd. (Personal products)	32,819	2,017
Loen Entertainment, Inc. (Media)	29,082	1,210
		16,021
Sri Lanka—0.2%
Commercial Bank of Ceylon plc (Banks)	584,142	728
Taiwan—12.6%
Advantech Co., Ltd. (Technology hardware, storage & peripherals)	253,000	1,928
Chipbond Technology Corporation (Semiconductors & semiconductor equipment)	1,129,000	2,385
Cleanaway Co., Ltd. (Commercial services & supplies)	22,000	123
E.Sun Financial Holding Co., Ltd. (Banks)	5,105,000	3,124
Eclat Textile Co., Ltd. (Textiles, apparel & luxury goods)	195,000	2,564
Feng TAY Enterprise Co., Ltd. (Textiles, apparel & luxury goods)	487,000	2,934
Hermes Microvision, Inc. (Semiconductors & semiconductor equipment)	65,000	3,750
King Slide Works Co., Ltd. (Machinery)	140,000	2,112
Makalot Industrial Co., Ltd. (Textiles, apparel & luxury goods)	412,000	2,963
Merida Industry Co., Ltd. (Leisure products)	360,000	2,830
PChome Online, Inc. (Internet software & services)	269,506	3,506
Poya Co., Ltd. (Multiline retail)	184,090	1,753
Siliconware Precision Industries Co. (Semiconductors & semiconductor equipment)	771,000	1,284
Sporton International, Inc. (Professional services)	375,000	2,031
Taiwan Paiho, Ltd. (Textiles, apparel & luxury goods)	412,000	994
Voltronic Power Technology Corporation (Electrical equipment)	202,000	2,005
Zhen Ding Technology Holding, Ltd. (Electronic equipment, instruments & components)	533,000	1,737
		38,023
Thailand—3.0%
Beauty Community PCL (Specialty retail)	727,000	955
Chularat Hospital PCL Class “F” (Health care providers & services)	1,802,600	1,086
KCE Electronics PCL (Electronic equipment, instruments & components)	1,055,400	1,719

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—77.9%—(continued)
	Thailand—3.0%—(continued)
	Minor International PCL (Hotels, restaurants & leisure)	2,619,210	$2,817
	Thai Union Frozen Products PCL (Food products)	1,209,500	747
	TTW PCL (Water utilities)	4,546,000	1,593
			8,917
	Emerging Europe, Mid-East, Africa—11.5%
	Kenya—2.5%
	East African Breweries, Ltd. (Beverages)	366,800	1,231
	Equity Group Holdings, Ltd. (Banks)	2,701,400	1,520
	Kenya Commercial Bank, Ltd. (Banks)	2,485,700	1,614
	Safaricom, Ltd. (Wireless telecommunication services)	16,854,000	3,137
			7,502
	Qatar—0.5%
*	Al Meera Consumer Goods Co. (Food & staples retailing)	27,134	1,621
	South Africa—6.3%
	AVI, Ltd. (Food products)	321,218	2,186
	Capitec Bank Holdings, Ltd. (Banks)	82,667	3,578
	Clicks Group, Ltd. (Food & staples retailing)	220,926	1,666
	EOH Holdings, Ltd. (IT services)	126,852	1,665
	Hyprop Investments, Ltd. (Real estate investment trusts (REITs))	96,892	943
	Mr Price Group, Ltd. (Specialty retail)	162,786	3,490
	Pioneer Foods, Ltd. (Food products)	166,920	2,448
	Rand Merchant Insurance Holdings, Ltd. (Insurance)	584,505	2,229
	Resilient Property Income Fund, Ltd. (Real estate investment trusts (REITs))	98,014	840
			19,045
	Turkey—1.6%
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S. (Auto components)	349,487	1,247
	Ford Otomotiv Sanayi A.S. (Automobiles)	107,820	1,392
*	Migros Ticaret A.S. (Food & staples retailing)	133,280	1,069
	Tofas Turk Otomobil Fabrikasi A.S. (Automobiles)	177,283	1,074
			4,782
	United Arab Emirates—0.6%
	Air Arabia PJSC (Airlines)	2,162,606	836
	National Bank of Ras Al-Khaimah (Banks)	116,628	256
	NMC Health plc (Health care providers & services)	66,608	656
			1,748
	Emerging Latin America—9.2%
	Brazil—2.5%
	Lojas Renner S.A. (Multiline retail)	58,400	1,661
*	Qualicorp S.A. (Health care providers & services)	77,300	552
	Raia Drogasil S.A. (Food & staples retailing)	398,300	3,575

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Emerging Latin America—9.2%—(continued)
	Brazil—2.5%—(continued)
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A (Commercial services & supplies)	126,000	$1,751
			7,539
	Mexico—6.7%
*	Alsea S.A.B. de C.V. (Hotels, restaurants & leisure)	701,800	2,055
*	Banregio Grupo Financiero S.A.B. de C.V. (Banks)	354,308	1,805
	Corporation Inmobiliaria Vesta S.A.B. de C.V. (Real estate management & development)	773,000	1,429
	Credito Real S.A.B. de C.V. SOFOM E.R. (Consumer finance)	884,459	2,086
*	Gentera S.A.B. de C.V. (Consumer finance)	819,100	1,468
	Gruma S.A.B. de C.V. Class “B” (Food products)	188,300	2,396
*	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Transportation infrastructure)	445,800	2,176
	Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class “B” (Transportation infrastructure)	560,500	3,683
	Infraestructura Energetica Nova S.A.B. de C.V. (Gas utilities)	291,700	1,593
*	Megacable Holdings S.A.B. de C.V. (Media)	209,500	820
*	TF Administradora Industrial S de RL de C.V. (Real estate investment trusts (REITs))	277,500	562
			20,073
	Total Common Stocks—98.6% (cost $253,776)		296,946
	Rights
	Emerging Asia—0.0%
	Philippines—0.0%
*	GT Capital Holdings, Inc., Expiring 4/8/15 (Diversified financial services)	143,175	—
	Total Rights—0.0% (cost $0)		—
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 3/31/15, due 4/1/15, repurchase price $4,209, collateralized by U.S. Treasury Bond, 3.125%, due 2/15/42	$4,209	4,209
	Total Repurchase Agreement—1.4% (cost $4,209)		4,209
	Total Investments—100.0% (cost $257,985)		301,155
	Liabilities, plus cash and other assets—0.0%		(119)
	Net assets—100.0%		$301,036

ADR = American Depository Receipt

* Non-income producing securities

** = Fair valued pursuant to Valuation Procedures adopted by the Board of Trustees. This holding represents 0.43% of the Fund’s net assets at March 31, 2015.

§ = Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. This holding represents 0.43% of the net assets at March 31, 2015.

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

At March 31, 2015, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Financials	25.1%
Consumer Discretionary	21.1%
Industrials	17.0%
Consumer Staples	13.9%
Information Technology	8.6%
Materials	4.9%
Health Care	4.2%
Utilities	3.3%
Telecommunication Services	1.9%
Total	100.0%

At March 31, 2015, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Indian Rupee	25.9%
New Taiwan Dollar	12.8%
Hong Kong Dollar	11.3%
Indonesian Rupiah	8.3%
Philippine Peso	8.0%
Mexican Peso	6.8%
South African Rand	6.4%
South Korean Won	5.4%
Thai Baht	3.0%
Brazilian Real	2.5%
Kenyan Shilling	2.5%
Pakistan Rupee	1.7%
Turkish Lira	1.6%
U.S. Dollar	1.6%
All Other Currencies	2.2%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

	Principal
Issuer	Amount	Value
U.S. Government and U.S. Government Agency—46.6%
U.S. Treasury Inflation Indexed Notes/Bonds—5.7%
U.S. Treasury Inflation Indexed Note, 1.875%, due 7/15/19	$1,095	$1,208
U.S. Treasury Inflation Indexed Bond, 3.875%, due 4/15/29	10,308	15,164
Total U.S. Treasury Inflation Indexed Notes/Bonds		16,372
U.S. Treasury—0.5%
U.S. Treasury Strip Principal, 0.000%, due 5/15/20	1,500	1,395
Government National Mortgage Association (GNMA)—1.0%
#623162, 6.500%, due 7/15/18	24	25
#589335, 6.500%, due 10/15/22	32	36
#357322, 7.000%, due 9/15/23	10	12
#616250, 6.000%, due 2/15/24	4	4
#509405, 7.500%, due 8/15/29	1	1
GNR 2004-2 M5, 4.891%, due 7/16/34	35	35
#699118, 6.000%, due 9/15/38	2,490	2,871
Total GNMA Mortgage Obligations		2,984
Federal Home Loan Mortgage Corp. (FHLMC)—5.4%
#G12258, 6.000%, due 8/1/16	4	4
#J04096, 6.500%, due 1/1/17	10	10
#E90398, 7.000%, due 5/1/17	21	21
#G11549, 7.000%, due 7/1/17	2	2
#G90027, 6.000%, due 11/17/17	6	6
#G30093, 7.000%, due 12/1/17	7	7
#O20005, 6.500%, due 1/1/18	7	7
#E96940, 4.500%, due 6/1/18	30	31
#G30254, 6.500%, due 5/1/19	8	9
#J02986, 6.500%, due 7/1/21	21	23
#G30255, 7.000%, due 7/1/21	7	7
#G30243, 6.000%, due 12/1/21	6	7
#D95621, 6.500%, due 7/1/22	34	40
#J16051, 4.500%, due 7/1/26	944	1,019
#G02183, 6.500%, due 3/1/30	38	43
#G01728, 7.500%, due 7/1/32	152	188
#C01385, 6.500%, due 8/1/32	131	155
#A13303, 5.000%, due 9/1/33	572	641
#C01623, 5.500%, due 9/1/33	171	192
#A15039, 5.500%, due 10/1/33	2	3
#G01705, 5.500%, due 6/1/34	1,134	1,288
#G01843, 6.000%, due 6/1/35	31	35
#G02141, 6.000%, due 3/1/36	800	919
#A62179, 6.000%, due 6/1/37	346	396
#A63539, 6.000%, due 7/1/37	441	505
#A62858, 6.500%, due 7/1/37	203	232
#G03170, 6.500%, due 8/1/37	430	493
#A66843, 6.500%, due 10/1/37	1,226	1,447
#G04053, 5.500%, due 3/1/38	109	125
#A78138, 5.500%, due 6/1/38	524	600
#G04466, 5.500%, due 7/1/38	281	324

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

	Principal
Issuer	Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal Home Loan Mortgage Corp. (FHLMC)—(continued)
#G04544, 6.000%, due 8/1/38	$1,144	$1,306
#A81799, 6.500%, due 9/1/38	968	1,185
#A86143, 5.000%, due 5/1/39	70	78
#G05875, 5.500%, due 2/1/40	1,054	1,209
#G06017, 5.500%, due 6/1/40	255	292
#C03665, 9.000%, due 4/1/41	1,022	1,209
#G06583, 5.000%, due 6/1/41	1,248	1,419
Total FHLMC Mortgage Obligations		15,477
Federal National Mortgage Association (FNMA)—34.0%
#576553, 8.000%, due 2/1/16	5	5
#679247, 7.000%, due 8/1/17	3	3
#689612, 5.000%, due 5/1/18	71	75
#695910, 5.000%, due 5/1/18	175	184
#697593, 5.000%, due 5/1/18	156	164
#251960, 6.000%, due 9/1/18	3	3
#770395, 5.000%, due 4/1/19	4	5
#788424, 5.500%, due 9/1/19	23	25
#835563, 7.000%, due 10/1/20	20	21
#900725, 6.000%, due 8/1/21	53	59
#893325, 7.000%, due 9/1/21	20	22
#735104, 7.000%, due 5/1/22	4	4
#889342, 5.000%, due 3/1/23	74	80
#AA2924, 4.500%, due 4/1/24	366	395
#AC1848, 4.500%, due 9/1/24	489	527
#932095, 4.000%, due 11/1/24	1,837	1,993
#AB1459, 4.000%, due 9/1/25	358	388
#255956, 5.500%, due 10/1/25	26	29
#AH2671, 4.000%, due 1/1/26	1,493	1,621
#AI4872, 4.500%, due 6/1/26	529	570
#AI9811, 4.500%, due 8/1/26	320	346
#AJ3203, 4.000%, due 10/1/26	134	146
#AJ7724, 4.000%, due 12/1/26	1,099	1,194
#AJ9402, 4.000%, due 12/1/26	1,473	1,600
#AK7384, 4.000%, due 3/1/27	1,275	1,384
#AB4818, 4.000%, due 4/1/27	842	914
#AL2590, 4.000%, due 7/1/27	3,731	4,051
#AV6413, 4.000%, due 2/1/29	2,540	2,756
#252925, 7.500%, due 12/1/29	2	2
#535977, 6.500%, due 4/1/31	11	13
#253907, 7.000%, due 7/1/31	2	2
#587849, 6.500%, due 11/1/31	19	23
#545437, 7.000%, due 2/1/32	74	89
#545759, 6.500%, due 7/1/32	681	804
#545869, 6.500%, due 7/1/32	2,067	2,396
#678007, 6.000%, due 9/1/32	11	12
#670385, 6.500%, due 9/1/32	1,029	1,214
#254548, 5.500%, due 12/1/32	75	85
#684601, 6.000%, due 3/1/33	751	872
#703391, 5.000%, due 5/1/33	99	112

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

	Principal
Issuer	Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA)—(continued)
#708993, 5.000%, due 6/1/33	$39	$44
#730131, 5.000%, due 8/1/33	68	77
#727056, 5.000%, due 9/1/33	512	580
#741850, 5.500%, due 9/1/33	852	976
#739243, 6.000%, due 9/1/33	951	1,104
#739331, 6.000%, due 9/1/33	489	568
#555800, 5.500%, due 10/1/33	84	95
#555946, 5.500%, due 11/1/33	419	481
#756153, 5.500%, due 11/1/33	850	974
#AL3455, 5.500%, due 11/1/33	3,962	4,555
#725017, 5.500%, due 12/1/33	73	83
#AL3380, 5.500%, due 1/1/34	553	635
#763798, 5.500%, due 3/1/34	126	144
#776964, 5.000%, due 4/1/34	347	392
#725611, 5.500%, due 6/1/34	155	176
#783786, 5.500%, due 7/1/34	150	173
#786546, 6.000%, due 7/1/34	353	409
#787816, 6.000%, due 7/1/34	459	533
#745563, 5.500%, due 8/1/34	942	1,078
#794474, 6.000%, due 10/1/34	61	71
#745092, 6.500%, due 7/1/35	514	610
#357944, 6.000%, due 9/1/35	35	40
#829306, 6.000%, due 9/1/35	365	420
#836140, 5.500%, due 10/1/35	71	82
#843487, 6.000%, due 10/1/35	138	160
#849191, 6.000%, due 1/1/36	215	249
#745349, 6.500%, due 2/1/36	465	546
#888305, 7.000%, due 3/1/36	14	17
#895637, 6.500%, due 5/1/36	137	157
#831540, 6.000%, due 6/1/36	49	56
#745802, 6.000%, due 7/1/36	237	275
#886220, 6.000%, due 7/1/36	471	547
#AL3449, 6.000%, due 7/1/36	1,992	2,314
#893318, 6.500%, due 8/1/36	56	66
#831926, 6.000%, due 12/1/36	14	16
#902974, 6.000%, due 12/1/36	373	429
#909480, 6.000%, due 2/1/37	400	463
#888418, 5.500%, due 5/1/37	617	708
#938440, 6.000%, due 7/1/37	172	199
#928561, 6.000%, due 8/1/37	317	369
#948689, 6.000%, due 8/1/37	307	354
#888703, 6.500%, due 8/1/37	6,226	7,508
#946646, 6.000%, due 9/1/37	111	129
#888967, 6.000%, due 12/1/37	1,078	1,252
#889385, 6.000%, due 2/1/38	258	299
#962058, 6.500%, due 3/1/38	1,964	2,346
#934006, 6.500%, due 9/1/38	562	665
#986856, 6.500%, due 9/1/38	311	380
#AL5817, 6.000%, due 11/1/38	2,267	2,632
#991911, 7.000%, due 11/1/38	328	390
#AL3775, 5.000%, due 1/1/39	2,253	2,552

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA)—(continued)
#AA7611, 5.000%, due 5/1/39		$1,074	$1,222
#AA8443, 5.000%, due 6/1/39		287	319
#931492, 6.000%, due 7/1/39		244	283
#AA6898, 6.000%, due 7/1/39		832	948
#931801, 5.000%, due 8/1/39		1,199	1,355
#932279, 5.000%, due 12/1/39		136	152
#AC9569, 5.000%, due 2/1/40		1,896	2,162
#932751, 5.000%, due 4/1/40		5,485	6,253
#AE0082, 5.000%, due 5/1/40		723	812
#AD7531, 5.500%, due 6/1/40		306	353
#AB1200, 5.500%, due 7/1/40		1,794	2,065
#AD7137, 5.500%, due 7/1/40		3,196	3,694
#AL0028, 5.000%, due 2/1/41		3,428	3,876
#AL5815, 5.500%, due 4/1/41		4,718	5,429
#AL0913, 6.000%, due 7/1/41		1,521	1,741
#AK2733, 5.000%, due 2/1/42		2,422	2,757
Total FNMA Mortgage Obligations			96,987
Asset-Backed Securities—4.7%
Avis Budget Rental Car Funding AESOP LLC—144A, 2010-3A, Tranche A, 4.640%, 5/20/16	Aaa	1,153	1,157
Centre Point Funding LLC—144A, 2010-1A, Tranche 1, 5.430%, 7/20/16	A2	820	824
Hertz Vehicle Financing LLC—144A, 2013-1A, Tranche B1, 1.860%, 8/25/17	Baa1	1,650	1,650
GE Capital Credit Card Master Note Trust, 2012-6, Tranche B, 1.830%, 8/17/20	AA+	3,000	3,022
American Express Credit Account Master Trust, 2008-2, Tranche A, 1.435%, 9/15/20, VRN	AAA	2,600	2,670
Centre Point Funding LLC—144A, 2012-2A, Tranche 1, 2.610%, 8/20/21	Baa2	1,893	1,887
SLM Private Education Loan Trust—144A, 2011-A, Tranche A3, 2.675%, 1/15/43, VRN	AAA	2,000	2,128
Total Asset-Backed Securities			13,338
Corporate Obligations—47.4%
Penske Truck Leasing Co. L.P.—144A, 3.750%, due 5/11/17	BBB+	2,000	2,087
Toll Brothers Finance Corporation, 8.910%, due 10/15/17	BBB-	1,050	1,218
Intesa Sanpaolo SpA, 3.875%, due 1/16/18	BBB+	2,000	2,100
Banco Davivienda S.A.—144A, 2.950%, due 1/29/18	BBB-	2,000	1,999

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
Morgan Stanley, 6.625%, due 4/1/18	A	$2,000	$2,276
The Goldman Sachs Group, Inc., 1.455%, due 4/30/18, VRN	A	2,800	2,841
Bank of America Corporation, 6.875%, due 11/15/18	A	1,100	1,277
Glencore Funding LLC—144A, 1.613%, due 1/15/19, VRN	BBB	1,500	1,502
Petrobras Global Finance BV, 2.393%, due 1/15/19, VRN	BBB-	2,900	2,519
CSX Corporation, 7.375%, due 2/1/19	BBB+	870	1,046
Cemex S.A.B. de C.V.—144A, 5.875%, due 3/25/19	BB-	1,500	1,552
Baidu, Inc., 2.750%, due 6/9/19	A	1,707	1,728
Roper Industries, Inc., 6.250%, due 9/1/19	BBB	1,850	2,145
Republic Services, Inc., 5.500%, due 9/15/19	BBB+	1,725	1,958
SBA Communications Corporation, 5.625%, due 10/1/19	B	1,250	1,324
Boston Properties L.P., 5.875%, due 10/15/19	A-	1,575	1,830
Toll Brothers Finance Corporation, 6.750%, due 11/1/19	BBB-	500	568
Ford Motor Credit Co. LLC, 8.125%, due 1/15/20	BBB-	2,500	3,127
Johnson Controls, Inc., 5.000%, due 3/30/20	BBB+	1,675	1,873
Georgia-Pacific LLC—144A, 5.400%, due 11/1/20	A+	2,400	2,741
United Continental Holdings, Inc., 6.000%, due 12/1/20	B+	1,425	1,500
Standard Pacific Corporation, 8.375%, due 1/15/21	B+	1,750	2,034
ArcelorMittal, 6.250%, due 3/1/21	Ba1	1,600	1,706
JBS USA LLC / JBS USA Finance, Inc.—144A, 7.250%, due 6/1/21	BB	1,500	1,592
O’Reilly Automotive, Inc., 4.625%, due 9/15/21	BBB+	2,500	2,767
Corporation Nacional del Cobre de Chile—144A, 3.875%, due 11/3/21	AA-	1,900	2,009
Itau Unibanco Holding S.A.—144A, 6.200%, due 12/21/21	BBB	1,600	1,685
Fresenius Medical Care US Finance II, Inc.—144A, 5.875%, due 1/31/22	BB+	1,000	1,105

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
Masco Corporation, 5.950%, due 3/15/22	BBB	$2,475	$2,791
The Kroger Co., 3.400%, due 4/15/22	BBB	2,500	2,587
United Rentals North America, Inc., 7.625%, due 4/15/22	BB-	1,525	1,676
Discover Financial Services, 5.200%, due 4/27/22	BBB+	2,150	2,398
The Goodyear Tire & Rubber Co., 7.000%, due 5/15/22	BB-	2,000	2,200
Triumph Group, Inc., 5.250%, due 6/1/22	BB-	1,750	1,728
Embraer S.A., 5.150%, due 6/15/22	BBB	2,500	2,597
Bancolombia S.A., 5.125%, due 9/11/22	BBB-	1,750	1,773
Penske Automotive Group, Inc., 5.750%, due 10/1/22	B+	1,500	1,582
American Axle & Manufacturing, Inc., 6.625%, due 10/15/22	BB-	1,550	1,670
Jones Lang LaSalle, Inc., 4.400%, due 11/15/22	BBB	1,750	1,844
Jaguar Land Rover Automotive plc—144A, 5.625%, due 2/1/23	BB	1,500	1,586
Wyndham Worldwide Corporation, 3.900%, due 3/1/23	BBB-	2,000	2,042
Avis Budget Car Rental LLC, 5.500%, due 4/1/23	BB-	1,525	1,576
Toll Brothers Finance Corporation, 4.375%, due 4/15/23	BBB-	1,300	1,320
Wells Fargo & Co., 4.480%, due 1/16/24	A+	2,500	2,718
Fibria Overseas Finance, Ltd., 5.250%, due 5/12/24	BBB-	2,500	2,487
BRF S.A.—144A, 4.750%, due 5/22/24	BBB-	2,000	1,950
Banco Inbursa S.A. Institucion de Banca Multiple—144A, 4.125%, due 6/6/24	BBB+	2,000	1,975
Grupo Bimbo S.A.B. de C.V.—144A, 3.875%, due 6/27/24	BBB	2,000	2,057
Synchrony Financial, 4.250%, due 8/15/24	BBB-	1,900	1,989
HSBC Holdings plc, 6.375%, due 9/17/24, VRN	BBB	2,000	2,045
Owens Corning, 4.200%, due 12/1/24	BBB-	3,200	3,307
Credit Suisse Group AG—144A, 6.250%, due 12/18/24, VRN	BB+	1,000	986

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
USG Corp.—144A, 5.500%, due 3/1/25	BB	$1,500	$1,534
The Kroger Co., 8.000%, due 9/15/29	BBB	450	635
Comcast Corporation, 6.450%, due 3/15/37	A-	1,650	2,242
DP World Ltd.—144A, 6.850%, due 7/2/37	Baa3	2,000	2,274
JPMorgan Chase & Co., 6.400%, due 5/15/38	A+	1,470	1,979
Philip Morris International, Inc., 6.375%, due 5/16/38	A	2,175	2,892
Burlington Northern Santa Fe LLC, 5.750%, due 5/1/40	A3	2,000	2,509
Petroleos Mexicanos, 6.500%, due 6/2/41	A3	1,925	2,190
Express Scripts Holding Co., 6.125%, due 11/15/41	BBB+	2,500	3,175
Gilead Sciences, Inc., 5.650%, due 12/1/41	A-	1,775	2,270
Citigroup, Inc., 5.875%, due 1/30/42	A	2,000	2,561
Bank of America Corporation, 5.875%, due 2/7/42	A	2,375	3,033
Odebrecht Finance Ltd.—144A, 7.125%, due 6/26/42	BBB	2,000	1,672
American International Group, Inc., 4.500%, due 7/16/44	A-	1,000	1,078
Mexichem S.A.B. de C.V.—144A, 5.875%, due 9/17/44	BBB	2,000	1,980
Northrop Grumman Corporation, 3.850%, due 4/15/45	BBB+	2,250	2,225
Total Corporate Obligations			135,242
Total Long-Term Investments—98.7% (cost $270,445)			281,795
U.S. Government and U.S. Government Agency
U.S. Treasury Bill, 0.035%, due 7/23/15(a)		500	500
Total U.S. Government and U.S. Government Agency—0.2% (cost $500)			500
Purchased Options
Eurodollar Future, September 2015, Strike $98, Put		300	2
Eurodollar Future, September 2016, Strike $97, Put		300	19
Total Purchased Options—0.0% (cost $215)			21

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

Issuer	Value
Total Investments—98.9% (cost $271,160)	$282,316
Cash and other assets, less liabilities—1.1%	3,274
Net assets—100.0%	$285,590

(a) Security, or portion of security, is segregated as collateral for the credit default swap aggregating a total value of $114 (in thousands).

NRSRO = Nationally Recognized Statistical Rating Organization—The credit quality ratings of the securities in the Fund reflect the highest category rating by either Fitch Ratings, Moody’s Investors Service Inc., or Standard & Poor’s, a division of the McGraw-Hill Companies, Inc.

The obligations of certain U. S. Government-sponsored securities are neither issued nor guaranteed by the U. S. Treasury.

VRN = Variable Rate Note

Centrally Cleared Credit Default Swap

Reference Entity	Buy/Sell Protection	Fixed Deal Pay Rate	Maturity Date	Cleared Exchange	Notional Amount	Unrealized Appreciation (Depreciation)
CDX.IG-23	Buy	1.00%	Dec 2019	CME	$15,000	$(24)

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

	Principal
Issuer	Amount	Value
U.S. Government and U.S. Government Agency—57.2%
U.S. Treasury Inflation Indexed Notes/Bonds—5.0%
U.S. Treasury Inflation Indexed Note, 1.875%, due 7/15/19	$1,095	$1,208
U.S. Treasury Inflation Indexed Note, 1.125%, due 1/15/21	3,633	3,905
Total U.S. Treasury Inflation Indexed Notes/Bonds		5,113
U.S. Treasury—0.9%
U.S. Treasury Strip Principal, 0.000%, due 5/15/20	1,000	930
Government National Mortgage Association (GNMA)—0.1%
#780405, 9.500%, due 11/15/17	21	22
#357322, 7.000%, due 9/15/23	37	40
Total GNMA Mortgage Obligations		62
Federal Home Loan Mortgage Corp. (FHLMC)—9.2%
#E81697, 8.000%, due 5/1/15	6	6
#E81908, 8.500%, due 12/1/15	2	2
#J02184, 8.000%, due 4/1/16	2	2
#G90022, 8.000%, due 9/17/16	1	1
#M30028, 5.500%, due 5/1/17	1	1
#E90398, 7.000%, due 5/1/17	140	146
#E97112, 4.000%, due 5/1/18	58	61
#D95621, 6.500%, due 7/1/22	898	1,030
#J16051, 4.500%, due 7/1/26	1,363	1,471
#A45790, 7.500%, due 5/1/35	147	172
#G02141, 6.000%, due 3/1/36	400	460
#A66843, 6.500%, due 10/1/37	444	524
#A81799, 6.500%, due 9/1/38	543	665
#G06964, 5.500%, due 11/1/38	1,444	1,639
#G05875, 5.500%, due 2/1/40	211	242
#C03665, 9.000%, due 4/1/41	496	586
#G06583, 5.000%, due 6/1/41	1,997	2,271
Total FHLMC Mortgage Obligations		9,279
Federal National Mortgage Association (FNMA)—42.0%
#576554, 8.000%, due 1/1/16	59	60
#576553, 8.000%, due 2/1/16	77	79
#555747, 8.000%, due 5/1/16	2	2
#735569, 8.000%, due 10/1/16	27	27
#725410, 7.500%, due 4/1/17	9	9
#643217, 6.500%, due 6/1/17	48	50
#679247, 7.000%, due 8/1/17	176	182
#695910, 5.000%, due 5/1/18	182	191
#740847, 6.000%, due 10/1/18	106	111
#323501, 6.500%, due 1/1/19	37	43
#751313, 5.000%, due 3/1/19	188	200
#852864, 7.000%, due 7/1/20	535	577
#458147, 10.000%, due 8/15/20	97	106
#835563, 7.000%, due 10/1/20	213	230
#831430, 5.500%, due 3/1/21	343	371
#735574, 8.000%, due 3/1/22	158	172

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

	Principal
Issuer	Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA)—(continued)
#679253, 6.000%, due 10/1/22	$407	$466
FNR G93-19 SH, 11.234%, due 4/25/23, VRN	11	16
#982878, 4.500%, due 5/1/23	316	340
#AC5124, 4.000%, due 11/1/24	562	610
#932095, 4.000%, due 11/1/24	5,828	6,323
#932100, 4.500%, due 11/1/24	1,298	1,401
#AC6257, 4.000%, due 12/1/24	1,044	1,133
#AD4073, 4.000%, due 5/1/25	151	163
#935995, 4.000%, due 6/1/25	132	143
#AD8164, 4.000%, due 8/1/25	766	831
#AE1176, 4.000%, due 8/1/25	424	460
#255956, 5.500%, due 10/1/25	77	87
#AL2851, 4.000%, due 8/1/26	1,919	2,083
#AI9811, 4.500%, due 8/1/26	601	648
#AJ3203, 4.000%, due 10/1/26	1,343	1,458
#AJ7724, 4.000%, due 12/1/26	1,173	1,274
#256639, 5.000%, due 2/1/27	15	17
#AB4818, 4.000%, due 4/1/27	2,605	2,828
#AL2590, 4.000%, due 7/1/27	1,993	2,164
#806458, 8.000%, due 6/1/28	163	188
#880155, 8.500%, due 7/1/29	229	271
#797846, 7.000%, due 3/1/32	354	403
#745519, 8.500%, due 5/1/32	167	200
#654674, 6.500%, due 9/1/32	65	75
#733897, 6.500%, due 12/1/32	248	284
#688034, 5.500%, due 3/1/33	243	279
#254693, 5.500%, due 4/1/33	12	14
#711736, 5.500%, due 6/1/33	134	153
#555531, 5.500%, due 6/1/33	122	138
#555591, 5.500%, due 7/1/33	20	22
#762505, 5.500%, due 11/1/33	196	225
#776964, 5.000%, due 4/1/34	521	588
#725424, 5.500%, due 4/1/34	126	143
#824463, 5.500%, due 7/1/35	212	238
#888884, 5.500%, due 12/1/35	255	292
#886220, 6.000%, due 7/1/36	336	390
#AL3449, 6.000%, due 7/1/36	1,328	1,543
#888703, 6.500%, due 8/1/37	1,333	1,608
#928658, 6.500%, due 9/1/37	45	52
#889385, 6.000%, due 2/1/38	603	699
#962058, 6.500%, due 3/1/38	679	811
#AL5817, 6.000%, due 11/1/38	1,388	1,611
#991911, 7.000%, due 11/1/38	210	249
#AC3237, 5.000%, due 10/1/39	202	227
#AC6156, 5.500%, due 11/1/39	2,631	3,053
#AC9569, 5.000%, due 2/1/40	287	327
#AB1200, 5.500%, due 7/1/40	598	688
#AL0028, 5.000%, due 2/1/41	1,567	1,772
#AL5815, 5.500%, due 4/1/41	944	1,086
Total FNMA Mortgage Obligations		42,484

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Asset-Backed Securities—8.1%
Avis Budget Rental Car Funding AESOP LLC—144A, 2010-3A, Tranche A, 4.640%, 5/20/16	Aaa	$333	$334
Centre Point Funding LLC—144A, 2010-1A, Tranche 1, 5.430%, 7/20/16	A2	420	422
Chase Issuance Trust, 2008-A8, Tranche A8, 1.375%, 5/15/17, VRN	AAA	1,250	1,251
Citibank Credit Card Issuance Trust, 2008-A6, Tranche A6, 1.376%, 5/22/17, VRN	AAA	900	901
Harley-Davidson Motorcycle Trust, 2014-1, Tranche A2B, 0.345%, 4/15/18, VRN	AAA	732	731
Citibank Credit Card Issuance Trust, 2008-A2, Tranche A2, 1.323%, 1/23/20, VRN	AAA	1,225	1,256
GE Capital Credit Card Master Note Trust, 2012-6, Tranche B, 1.830%, 8/17/20	AA+	1,705	1,718
American Express Credit Account Master Trust, 2008-2, Tranche A, 1.435%, 9/15/20, VRN	AAA	1,000	1,027
SLM Private Education Loan Trust—144A, 2011-A, Tranche A3, 2.675%, 1/15/43, VRN	AAA	500	532
Total Asset-Backed Securities			8,172
Corporate Obligations—32.4%
Bank of America Corporation, 1.085%, due 3/22/16, VRN	A	1,000	1,004
JPMorgan Chase & Co., 6.125%, due 6/27/17	A	1,000	1,096
Macquarie Group Ltd.—144A, 4.875%, due 8/10/17	A3	1,000	1,071
Standard Chartered Bank—144A, 6.400%, due 9/26/17	A+	1,000	1,104
Morgan Stanley, 6.625%, due 4/1/18	A	1,000	1,138
The Goldman Sachs Group, Inc., 1.455%, due 4/30/18, VRN	A	1,250	1,268
Simon Property Group L.P., 6.125%, due 5/30/18	A	1,000	1,140
Bank of America Corporation, 6.875%, due 11/15/18	A	1,000	1,161
Petrobras Global Finance BV, 2.393%, due 1/15/19, VRN	BBB-	750	652
Honeywell International, Inc., 5.000%, due 2/15/19	A	750	845
Tencent Holdings Ltd.—144A, 3.375%, due 5/2/19	A2	500	519
Citigroup, Inc., 8.500%, due 5/22/19	A	1,000	1,247
Baidu, Inc., 2.750%, due 6/9/19	A	1,000	1,012

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
Burlington Northern Santa Fe LLC, 4.700%, due 10/1/19	A3	$1,000	$1,121
Boston Properties L.P., 5.875%, due 10/15/19	A-	1,000	1,162
Petroleos Mexicanos, 6.000%, due 3/5/20	A3	500	573
Georgia-Pacific LLC—144A, 5.400%, due 11/1/20	A+	1,000	1,142
Capital One Financial Corporation, 4.750%, due 7/15/21	A-	1,000	1,123
General Electric Capital Corporation, 4.650%, due 10/17/21	AA+	1,000	1,133
Gilead Sciences, Inc., 4.400%, due 12/1/21	A-	1,000	1,119
Itau Unibanco Holding S.A.—144A, 6.200%, due 12/21/21	BBB	500	527
Masco Corporation, 5.950%, due 3/15/22	BBB	750	846
American International Group, Inc., 4.875%, due 6/1/22	A-	1,000	1,138
Embraer S.A., 5.150%, due 6/15/22	BBB	750	779
Bancolombia S.A., 5.125%, due 9/11/22	BBB-	1,000	1,013
Jones Lang LaSalle, Inc., 4.400%, due 11/15/22	BBB	625	658
Wyndham Worldwide Corporation, 3.900%, due 3/1/23	BBB-	750	766
Toll Brothers Finance Corporation, 4.375%, due 4/15/23	BBB-	850	863
Wells Fargo & Co., 4.480%, due 1/16/24	A+	1,000	1,087
Fibria Overseas Finance, Ltd., 5.250%, due 5/12/24	BBB-	1,000	995
BRF S.A.—144A, 4.750%, due 5/22/24	BBB-	1,000	975
Grupo Bimbo S.A.B. de C.V.—144A, 3.875%, due 6/27/24	BBB	750	772
Odebrecht Finance Ltd.—144A, 4.375%, due 4/25/25	BBB	750	628
Crown Castle Towers LLC—144A, 6.113%, due 1/15/40	A2	1,000	1,144
Total Corporate Obligations			32,821
Total Long-Term Investments—97.7% (cost $97,281)			98,861

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount/ Contracts	Value
Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 3/31/15, due 4/1/15, repurchase price $1,684, collateralized by FNMA, 6.625%, due 11/15/30	$1,684	$1,684
Total Repurchase Agreement—1.7% (cost $1,684)		1,684
Purchased Options
Eurodollar Future, September 2016, Strike $97, Put	150	9
Eurodollar Future, September 2015, Strike $98, Put	150	1
Total Purchased Options—0.0% (premiums paid $107)		10
Total Investments—99.4% (cost $99,072)		100,555
Cash and other assets, less liabilities—0.6%		580
Net assets—100.0%		$101,135

NRSRO = Nationally Recognized Statistical Rating Organization—The credit quality ratings of the securities in the Fund reflect the highest category rating by either Fitch Ratings, Moody’s Investors Service Inc., or Standard & Poor’s, a division of the McGraw-Hill Companies, Inc.

The obligations of certain U. S. Government-sponsored securities are neither issued nor guaranteed by the U. S. Treasury.

VRN = Variable Rate Note

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—61.6%
Government National Mortgage Association (GNMA)—1.1%
GNR 2011-24 VA, 3.500%, due 2/20/16	$370	$374
1999-42, Tranche Z, 8.000%, due 11/16/29	1,292	1,505
Total GNMA Mortgage Obligations		1,879
Federal Home Loan Mortgage Corp. (FHLMC)—18.9%
#E95760, 4.500%, due 4/1/18	9	10
#E99582, 5.000%, due 9/1/18	15	16
#B11362, 5.500%, due 12/1/18	32	34
#B11849, 5.500%, due 1/1/19	91	96
#B13870, 4.500%, due 5/1/19	75	79
#G11604, 5.000%, due 7/1/19	86	91
#G11596, 5.500%, due 8/1/19	73	77
#G11605, 5.500%, due 9/1/19	39	41
#G11697, 5.500%, due 4/1/20	676	720
#J02537, 5.000%, due 9/1/20	59	63
#G11836, 5.500%, due 12/1/20	19	21
#G12113, 5.500%, due 5/1/21	193	210
#E02322, 5.500%, due 5/1/22	42	46
#G13124, 6.000%, due 12/1/22	126	140
#J06871, 5.500%, due 1/1/23	118	127
#J08450, 5.500%, due 7/1/23	51	55
#J08703, 5.500%, due 9/1/23	107	117
#J10351, 4.000%, due 7/1/24	207	225
#C00351, 8.000%, due 7/1/24	73	88
#J10600, 4.000%, due 8/1/24	13	15
#G13695, 4.000%, due 9/1/24	906	983
#J11208, 5.000%, due 11/1/24	126	139
#G00363, 8.000%, due 6/1/25	102	117
#J12853, 4.000%, due 8/1/25	139	150
#C80329, 8.000%, due 8/1/25	22	25
#J13022, 4.000%, due 9/1/25	1,903	2,066
#J14491, 4.000%, due 2/1/26	4,559	4,949
#G14150, 4.500%, due 4/1/26	2,569	2,772
#J16051, 4.500%, due 7/1/26	2,977	3,212
#G30348, 6.000%, due 7/1/27	1,633	1,887
#G04053, 5.500%, due 3/1/38	1,803	2,061
#G04424, 6.000%, due 6/1/38	119	137
#G04778, 6.000%, due 7/1/38	136	156
#A81372, 6.000%, due 8/1/38	60	68
#G04544, 6.000%, due 8/1/38	572	653
#G04687, 6.000%, due 9/1/38	146	167
#G04745, 6.000%, due 9/1/38	77	88
#A81799, 6.500%, due 9/1/38	510	624
#G06085, 6.500%, due 9/1/38	21	25
#G06964, 5.500%, due 11/1/38	4,211	4,779
#G05723, 6.500%, due 11/1/38	2,112	2,445
#G05875, 5.500%, due 2/1/40	253	290
#A92646, 5.500%, due 6/1/40	354	406
#G06017, 5.500%, due 6/1/40	1,667	1,912
#G06583, 5.000%, due 6/1/41	187	213

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal Home Loan Mortgage Corp. (FHLMC)—(continued)
#4122, Tranche FP, 0.575%, due 10/15/42, VRN	$1,100	$1,102
Total FHLMC Mortgage Obligations		33,697
Federal National Mortgage Association (FNMA)—41.6%
#672953, 5.000%, due 12/1/17	13	13
#888979, 6.000%, due 12/1/17	6	6
#683100, 5.500%, due 2/1/18	144	152
#678938, 5.500%, due 2/1/18	64	68
#695838, 5.500%, due 4/1/18	31	33
#697593, 5.000%, due 5/1/18	104	109
#704049, 5.500%, due 5/1/18	342	360
#735357, 5.500%, due 5/1/18	459	483
#705741, 5.000%, due 6/1/18	50	53
#709848, 5.000%, due 6/1/18	55	58
#656573, 5.000%, due 6/1/18	79	83
#728715, 5.000%, due 7/1/18	149	157
#735003, 5.500%, due 7/1/18	477	501
#711991, 5.000%, due 8/1/18	75	79
#257378, 5.000%, due 9/1/18	17	17
#743183, 5.000%, due 10/1/18	36	38
#749596, 5.000%, due 11/1/18	121	129
#753866, 6.000%, due 12/1/18	189	200
#761246, 5.000%, due 1/1/19	174	185
#766059, 5.500%, due 2/1/19	135	143
#751313, 5.000%, due 3/1/19	82	87
#766276, 5.000%, due 3/1/19	391	415
#779363, 5.000%, due 6/1/19	38	40
#785259, 5.000%, due 8/1/19	157	167
#761489, 5.500%, due 9/1/19	95	102
#788424, 5.500%, due 9/1/19	93	99
#725953, 5.000%, due 10/1/19	50	53
#745877, 5.000%, due 1/1/20	111	119
#357865, 5.000%, due 7/1/20	99	107
#888105, 5.000%, due 8/1/20	9	9
#357978, 5.000%, due 9/1/20	120	130
#745735, 5.000%, due 3/1/21	410	444
#879607, 5.500%, due 4/1/21	64	69
#831497, 6.000%, due 4/1/21	206	221
#831525, 5.500%, due 6/1/21	81	89
#880993, 6.000%, due 1/1/22	16	17
#972934, 5.500%, due 2/1/23	190	205
#889342, 5.000%, due 3/1/23	80	86
#982878, 4.500%, due 5/1/23	285	307
#889670, 5.500%, due 6/1/23	81	90
#555734, 5.000%, due 7/1/23	555	620
#AE0011, 5.500%, due 9/1/23	99	109
#747339, 5.500%, due 10/1/23	295	337
#934808, 4.500%, due 3/1/24	124	133
#AA4519, 4.500%, due 3/1/24	1,036	1,117
#AA5028, 4.500%, due 4/1/24	222	239

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA)—(continued)
#AA5999, 4.500%, due 5/1/24	$1,552	$1,672
#931299, 4.500%, due 6/1/24	813	878
#190988, 9.000%, due 6/1/24	75	81
#AC5410, 4.500%, due 10/1/24	392	423
#932095, 4.000%, due 11/1/24	158	171
#AC6600, 4.500%, due 11/1/24	57	61
#AC0596, 4.000%, due 12/1/24	272	296
#AL3422, 5.000%, due 1/1/25	926	1,011
#AC9560, 5.000%, due 1/1/25	2,250	2,433
#AD4677, 4.000%, due 6/1/25	1,223	1,328
#AE1176, 4.000%, due 8/1/25	477	517
#AD8164, 4.000%, due 8/1/25	219	237
#AI4856, 4.500%, due 6/1/26	2,225	2,401
#AI4872, 4.500%, due 6/1/26	79	86
#AL2851, 4.000%, due 8/1/26	4,351	4,722
#AK7384, 4.000%, due 3/1/27	2,708	2,941
#AL2590, 4.000%, due 7/1/27	5,214	5,662
#703391, 5.000%, due 5/1/33	150	170
#741850, 5.500%, due 9/1/33	227	260
#741885, 5.500%, due 10/1/33	493	565
#AL3455, 5.500%, due 11/1/33	649	747
#759336, 6.000%, due 1/1/34	2,044	2,376
#809926, 5.500%, due 2/1/35	136	155
#829306, 6.000%, due 9/1/35	55	63
#AL3449, 6.000%, due 7/1/36	2,125	2,468
#886762, 7.000%, due 9/1/36	546	626
#831926, 6.000%, due 12/1/36	930	1,074
#899057, 6.000%, due 3/1/37	120	138
#928574, 6.000%, due 7/1/37	248	286
#888703, 6.500%, due 8/1/37	4,981	6,006
#948637, 6.500%, due 8/1/37	718	825
#965534, 6.000%, due 1/1/38	97	112
#889385, 6.000%, due 2/1/38	861	998
#933555, 6.000%, due 3/1/38	71	81
#975649, 6.000%, due 7/1/38	211	243
#889987, 5.500%, due 8/1/38	131	151
#AL3775, 5.000%, due 1/1/39	145	165
#AA7611, 5.000%, due 5/1/39	80	92
#AA8706, 5.500%, due 6/1/39	3,473	4,029
#AC1619, 5.500%, due 8/1/39	713	815
#AC0505, 5.500%, due 9/1/39	1,008	1,159
#AC3270, 5.500%, due 9/1/39	2,251	2,612
#AC9569, 5.000%, due 2/1/40	115	131
#932638, 5.000%, due 3/1/40	248	279
#AD3360, 5.500%, due 5/1/40	2,908	3,307
#AB1146, 5.000%, due 6/1/40	144	161
#AD8810, 5.500%, due 6/1/40	1,098	1,257
#AD8351, 5.500%, due 6/1/40	131	150
#AB1200, 5.500%, due 7/1/40	75	86
#AH5585, 5.000%, due 2/1/41	244	278
#AL0028, 5.000%, due 2/1/41	98	111

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA)—(continued)
#AL5815, 5.500%, due 4/1/41		$4,718	$5,429
#AL0913, 6.000%, due 7/1/41		3,181	3,640
#AK2733, 5.000%, due 2/1/42		174	198
Total FNMA Mortgage Obligations			74,441
Asset-Backed Securities—22.0%
Avis Budget Rental Car Funding AESOP LLC—144A, 2010-3A, Tranche A, 4.640%, 5/20/16	Aaa	667	669
Centre Point Funding LLC—144A, 2010-1A, Tranche 1, 5.430%, 7/20/16	A2	735	738
Nissan Auto Lease Trust 2014-A, 2014-A, Tranche A2B, 0.335%, 9/15/16, VRN	Aaa	886	886
Chase Issuance Trust, 2008-A8, Tranche A8, 1.375%, 5/15/17, VRN	AAA	3,000	3,004
Nissan Master Owner Trust, 2012-A, Tranche A, 0.645%, 5/15/17, VRN	Aaa	2,296	2,297
Citibank Credit Card Issuance Trust, 2008-A6, Tranche A6, 1.376%, 5/22/17, VRN	AAA	200	200
Ally Master Owner Trust, 2010-4, Tranche A, 1.245%, 8/15/17, VRN	Aaa	1,125	1,128
CNH Equipment Trust, 2014-B, Tranche A2, 0.480%, 8/15/17	AAA	987	987
BMW Floorplan Master Owner Trust—144A, 2012-1A, Tranche A, 0.575%, 9/15/17, VRN	AAA	1,000	1,002
GE Dealer Floorplan Master Note Trust, 2012-4, Tranche A, 0.616%, 10/20/17, VRN	Aaa	2,000	2,001
Volvo Financial Equipment LLC Series 2015-1A—144A, 2015-1A, Tranche A2, 0.950%, 11/15/17	Aaa	1,000	1,001
Ford Credit Floorplan Master Owner Trust A, 2013-1, Tranche A2, 0.555%, 1/15/18, VRN	AAA	1,900	1,901
Discover Card Execution Note Trust, 2012-A5, Tranche A5, 0.375%, 1/16/18, VRN	AAA	500	500
Oscar US Funding Trust II—144A, 2015-1A, Tranche A2B, 0.875%, 2/15/18, VRN	AAA	1,000	1,000
Discover Card Execution Note Trust, 2010-A2, Tranche A2, 0.755%, 3/15/18, VRN	AAA	350	351
Harley-Davidson Motorcycle Trust, 2014-1, Tranche A2B, 0.345%, 4/15/18, VRN	AAA	1,708	1,705
Citibank Credit Card Issuance Trust, 2006-A8, Tranche A8, 0.293%, 12/17/18, VRN	AAA	200	200
Capital One Multi-Asset Execution Trust, 2013-A2, Tranche A2, 0.355%, 2/15/19, VRN	AAA	2,000	2,001
Discover Card Master Trust, 2012-A4, Tranche A, 0.370%, 5/15/19, VRN	AAA	2,000	2,006

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Asset-Backed Securities—(continued)
Bank of America Credit Card Trust, 2007-A11, Tranche A11, 0.245%, 12/15/19, VRN	AAA	$915	$910
Capital One Multi-Asset Execution Trust, 2007-A2, Tranche A2, 0.255%, 12/16/19, VRN	AAA	215	214
Citibank Credit Card Issuance Trust, 2008-A2, Tranche A2, 1.323%, 1/23/20, VRN	AAA	2,000	2,051
Citibank Credit Card Issuance Trust, 2013-A2, Tranche A2, 0.454%, 5/26/20, VRN	AAA	1,900	1,898
Discover Card Execution Note Trust, 2015-A1, Tranche A1, 0.525%, 8/17/20, VRN	AAA	1,200	1,202
American Express Credit Account Master Trust, 2008-2, Tranche A, 1.435%, 9/15/20, VRN	AAA	4,430	4,549
Bank of America Credit Card Trust, 2014-A1, Tranche A, 0.555%, 6/15/21, VRN	AAA	1,000	1,000
MBNA Credit Card Master Note Trust, 2004-A3, Tranche A3, 0.435%, 8/16/21, VRN	AAA	515	513
SLM Student Loan Trust, 2008-4, Tranche A4, 1.906%, 7/25/22, VRN	Aaa	930	970
SLM Private Education Loan Trust—144A, 2011-A, Tranche A3, 2.675%, 1/15/43, VRN	AAA	2,250	2,395
Total Asset-Backed Securities			39,279
Corporate Obligations—16.4%
eBay, Inc., 0.700%, due 7/15/15	A	900	901
JPMorgan Chase & Co., 1.100%, due 10/15/15	A+	200	200
AT&T, Inc., 0.643%, due 2/12/16, VRN	A-	1,000	1,000
Bank of America Corporation, 1.085%, due 3/22/16, VRN	A	2,000	2,007
Macquarie Bank Ltd.—144A, 0.721%, due 6/15/16, VRN	A	1,400	1,402
Verizon Communications, Inc., 1.801%, due 9/15/16, VRN	A-	1,000	1,016
Bayer US Finance LLC—144A, 0.504%, due 10/7/16, VRN	A-	1,000	1,001
Fifth Third Bancorp, 0.690%, due 12/20/16, VRN	A-	1,000	994
Capital One Bank USA NA, 0.758%, due 2/13/17, VRN	A3	1,500	1,501
JPMorgan Chase & Co., 0.777%, due 2/15/17, VRN	A+	1,000	1,002
Barclays Bank plc, 0.837%, due 2/17/17, VRN	A	1,620	1,624
Nissan Motor Acceptance Corp.—144A, 0.812%, due 3/3/17, VRN	A-	1,500	1,505

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount/ Contracts	Value
Corporate Obligations—(continued)
Citigroup, Inc., 0.805%, due 3/10/17, VRN	A	$1,500	$1,499
Mizuho Bank Ltd.—144A, 0.684%, due 4/16/17, VRN	A+	1,000	998
Tencent Holdings Ltd.—144A, 2.000%, due 5/2/17	A2	1,200	1,207
American Express Credit Corporation, 0.535%, due 6/5/17, VRN	A+	1,000	999
Standard Chartered plc—144A, 0.604%, due 9/8/17, VRN	AA-	2,000	1,991
Royal Bank of Canada, 0.514%, due 10/13/17, VRN	AA	1,725	1,726
Canadian National Railway Co., 0.427%, due 11/14/17, VRN	A	500	500
General Electric Capital Corporation, 0.764%, due 12/7/17, VRN	AA+	500	498
Wells Fargo & Co., 0.887%, due 4/23/18, VRN	AA-	1,000	1,006
Morgan Stanley, 1.536%, due 4/25/18, VRN	A	2,000	2,033
The Goldman Sachs Group, Inc., 1.455%, due 4/30/18, VRN	A	2,750	2,789
Total Corporate Obligations			29,399
Total Long-Term Investments—100.0% (cost $178,102)			178,695
Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 3/31/15, due 4/1/15, repurchase price $2,989, collateralized by U.S. Treasury Bond, 3.125%, due 2/15/42		2,989	2,989
Total Repurchase Agreement—1.7% (cost $2,989)			2,989
Purchased Options
Eurodollar Future, September 2015, Strike $98, Put		300	2
Eurodollar Future, September 2016, Strike $97, Put		300	19
Total Purchased Options—0.0% (premiums paid $215)			21
Total Investments—101.7% (cost $181,306)			181,705
Securities Sold, Not Yet Purchased
U.S. Government and U.S. Government Agency—(5.8)%
Federal National Mortgage Association (FNMA)—(5.8)%
TBA, 2.500%, due 4/1/30		(10,000)	$(10,271)

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

Issuer	Value
Total Securities Sold, Not Yet Purchased—(5.8)% (proceeds $10,155)	$(10,271)
Cash and other assets, less liabilities—4.1%	7,299
Net assets—100.0%	$178,733

VRN = Variable Rate Note

NRSRO = Nationally Recognized Statistical Rating Organization—The credit quality ratings of the securities in the Fund reflect the highest category rating by either Fitch Ratings, Moody’s Investors Service Inc., or Standard & Poor’s, a division of the McGraw-Hill Companies, Inc.

The obligations of certain U. S. Government-sponsored securities are neither issued nor guaranteed by the U. S. Treasury.

TBA = TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after March 31, 2015. The term TBA comes from the fact that the specific mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made.

See accompanying Notes to Portfolio of Investments.

Ready Reserves Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Amortized Cost
U.S. Government and U.S. Government Agency—7.4%
Federal Home Loan Bank (FHLB)—3.9%
Federal Home Loan Bank, 0.030%—0.090%, 4/8/15—5/22/15	$57,400	$57,396
Federal Home Loan Mortgage Corp. (FHLMC)—1.4%
Federal Home Loan Mortgage Corporation, 0.040%—0.085%, 4/1/15—4/15/15	21,495	21,495
Federal National Mortgage Association (FNMA)—2.1%
Federal National Mortgage Association, 0.040%—0.070%, 4/1/15—5/1/15	30,735	30,734
Corporate Notes—2.8%
American Honda Finance Corporation, 0.253%, 10/7/15, VRN	5,000	5,000
General Electric Capital Corporation, 0.632%—1.285%, 7/2/15—1/8/16, VRN	4,498	4,514
General Electric Capital Corporation, 1.625%—5.000%, 6/29/15—1/8/16	9,531	9,641
John Deere Capital Corporation, 0.875%—0.950%, 4/17/15—6/29/15	4,027	4,032
PACCAR Financial Corporation, 1.050%, 6/5/15	2,350	2,353
US Bancorp, 3.125%, 4/1/15	6,200	6,200
Wal-Mart Stores, Inc., 2.250%, 7/8/15	5,838	5,869
Wells Fargo & Co., 1.189%, 6/26/15, VRN	3,450	3,457
Total Corporate Notes		41,066
Commercial Paper—68.5%
Abbot Laboratories, 0.090%—0.130%, 4/17/15—6/9/15	41,000	40,995
American Honda Finance Corporation, 0.080%—0.110%, 4/13/15—4/23/15	21,000	20,999
Caterpillar Financial Services Corporation, 0.100%—0.130%, 4/2/15—6/17/15	41,000	40,994
Chevron Corporation, 0.070%—0.100%, 4/2/15—4/28/15	37,000	36,999
Coca-Cola Co. (The), 0.070%—0.170%, 4/17/15—6/9/15	28,000	27,996
ConocoPhillips Qatar Funding, Ltd., 0.100%—0.150%, 4/6/15—6/5/15	49,555	49,550
Dover Corporation, 0.100%—0.110%, 4/2/15—4/7/15	44,300	44,300

See accompanying Notes to Portfolio of Investments.

Ready Reserves Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Amortized Cost
Commercial Paper—(continued)
E.I. du Pont de Nemours & Co., 0.120%—0.130%, 4/2/15—4/16/15	$17,000	$17,000
Eli Lilly & Co., 0.070%, 4/1/15	22,225	22,225
Illinois Tool Works, Inc., 0.080%—0.090%, 4/2/15—4/14/15	43,445	43,445
John Deere Credit, Ltd., 0.090%—0.150%, 4/8/15—4/28/15	38,181	38,179
Johnson & Johnson, 0.040%—0.070%, 4/2/15—5/4/15	52,000	51,999
Kimberly-Clark Corporation, 0.080%—0.120%, 4/8/15—5/7/15	39,200	39,197
Merck & Co., Inc., 0.080%, 4/17/15	10,000	10,000
Microsoft Corporation, 0.070%—0.080%, 4/8/15—4/22/15	15,000	15,000
Nestle Capital Corporation, 0.110%—0.130%, 6/1/15—7/8/15	45,000	44,990
PACCAR Financial Corporation, 0.090%—0.140%, 4/2/15—6/11/15	47,600	47,596
PepsiCo, Inc., 0.090%, 4/16/15—5/20/15	50,000	49,995
Pfizer, Inc., 0.080%—0.110%, 4/9/15—5/7/15	17,000	16,999
Praxair, Inc., 0.050%—0.080%, 4/16/15—4/27/15	32,000	31,999
Procter & Gamble Co., 0.090%—0.120%, 4/1/15—6/8/15	49,000	48,995
Roche Holdings, Inc., 0.090%—0.100%, 5/5/15—6/12/15	47,000	46,992
Toyota Credit de Puerto Rico Corporation, 0.080%—0.110%, 4/7/15—5/4/15	46,000	45,999
Toyota Motor Credit Corporation, 0.110%, 4/27/15	5,000	5,000
Unilever Capital Corporation, 0.060%—0.090%, 4/6/15—5/26/15	48,500	48,498
United Technologies Corporation, 0.090%—0.140%, 4/16/15—6/17/15	28,244	28,241
USAA Capital Corporation, 0.080%, 4/1/15—4/2/15	50,000	50,000
Wal-Mart Stores, Inc., 0.050%—0.060%, 4/13/15—4/27/15	20,000	20,000
Walt Disney Co. (The), 0.080%—0.100%, 4/1/15—6/8/15	32,000	31,997
Total Commercial Paper		1,016,179
Repurchase Agreements—21.3%
Bank of America, 0.080% dated 3/31/15, due 4/1/15, repurchase price $65,000, collateralized by FHLB, 4.000%, due 10/24/29, and FNMA, 5.375%-6.030%, due 6/12/17-10/8/27	65,000	65,000

See accompanying Notes to Portfolio of Investments.

Ready Reserves Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Amortized Cost
Repurchase Agreements—(continued)
Fixed Income Clearing Corporation, 0.000% dated 3/31/15, due 4/1/15, repurchase price $201,618, collateralized by FFCB, 2.700%, due 12/2/24, and FHLB, 2.500%-3.170%, due 6/14/24-2/7/28, and FNMA, 2.625%-6.625%, due 9/6/24-11/15/30	$201,618	$201,618
Goldman Sachs, 0.150% dated 3/31/15, due 4/1/15, repurchase price $50,000, collateralized by FMAC, 2.444%-4.000%, due 6/1/25-1/1/42, and FNMA, 2.500%-5.000%, due 2/1/18-2/1/45, and GNMA, 3.350%, due 4/15/45, and IADB, 1.750%, due 10/15/19	50,000	50,000
Total Repurchase Agreements		316,618
Total Investments—100.0% (cost $1,483,488)		1,483,488
Cash and other assets, less liabilities—0.0%		83
Net assets—100.0%		$1,483,571
Portfolio Weighted Average Maturity		21 days

VRN = Variable Rate Note

See accompanying Notes to Portfolio of Investments.

Macro Allocation Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Exchange-Traded Funds—58.5%
Equity Exchange-Traded Funds—41.1%
Guggenheim China Small Cap ETF	842,000	$22,801
Guggenheim Frontier Markets ETF	315,000	4,271
iShares Global Energy ETF	993,000	35,420
iShares MSCI Brazil Capped ETF	355,000	11,136
iShares MSCI India ETF	600,000	19,254
iShares MSCI Japan ETF	1,376,000	17,241
iShares Russell 1000 Value ETF(a)	1,643,000	169,361
Market Vectors Russia ETF	1,501,000	25,532
SPDR S&P 500 ETF Trust	810,000	167,208
SPDR S&P Emerging Markets Small Cap ETF(a)	542,000	24,255
Vanguard FTSE Emerging Markets ETF	142,000	5,804
Total Equity Exchange-Traded Funds		502,283
Fixed Income Exchange-Traded Funds—17.4%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,291,000	157,128
SPDR Barclays High Yield Bond ETF	1,163,000	45,613
WisdomTree Emerging Markets Local Debt Fund ETF	247,000	9,818
Total Fixed Income Exchange-Traded Funds		212,559
Total Exchange-Traded Funds—58.5% (cost $698,814)		714,842
Repurchase Agreement—35.3%
Fixed Income Clearing Corporation, 0.000% dated 3/31/15, due 4/1/15, repurchase price $430,829, collateralized by U.S. Treasury Note, 2.500%, due 5/15/24	$430,829	430,829
Total Repurchase Agreement—35.3% (cost $430,829)		430,829
U.S. Government – 7.0%
U.S. Treasury Bill, 0.000%, due 4/2/15	8,000	8,000
U.S. Treasury Bill, 0.032%, due 4/30/15	8,000	8,000
U.S. Treasury Bill, 0.028%, due 5/28/15(b)	8,000	7,999
U.S. Treasury Bill, 0.010%, due 6/25/15(b)	8,000	8,000
U.S. Treasury Bill, 0.035%, due 7/23/15(b)	10,000	9,999
U.S. Treasury Bill, 0.058%, due 8/20/15(b)	5,000	4,999
U.S. Treasury Bill, 0.096%, due 9/17/15(a)(b)	5,000	4,998
U.S. Treasury Bill, 0.124%, due 10/15/15(a)(b)	5,000	4,996
U.S. Treasury Bill, 0.152%, due 11/12/15(a)(b)	5,000	4,995
U.S. Treasury Bill, 0.165%, due 12/10/15(a)	5,000	4,994
U.S. Treasury Bill, 0.180%, due 1/7/16(a)(b)	6,000	5,992
U.S. Treasury Bill, 0.203%, due 2/4/16(a)(b)	6,000	5,990
U.S. Treasury Bill, 0.236%, due 3/3/16(a)(b)	7,000	6,985
Total U.S. Government—7.0% (cost $85,933)		85,947

See accompanying Notes to Portfolio of Investments.

Macro Allocation Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

Issuer	Contracts	Value
Purchased Options—1.0%
Euro STOXX 50 Index, April 2015, Strike €3,450, CALL	2,350	$6,471
Euro STOXX 50 Index, May 2015, Strike €3,650, CALL	2,950	3,331
FTSE 100 Index, May 2015, Strike £6,950, CALL	605	467
iShares MSCI Emerging Markets, June 2015, Strike $41, CALL	11,200	974
S&P 500 Index, April 2015, Strike $2,050, CALL	445	1,521
Total Purchased Options—1.0% (premiums paid $8,499)		12,764
Total Investments in Securities—101.8% (cost $1,224,075)		1,244,382
Written Option – 0.0%
Energy Select Sector SPDR Fund, April 2015, Strike $76, PUT	(4,900)	(421)
Total Written Option—0.0% (premium received $698)		(421)
Liabilities, plus cash and other assets—(1.8)%		(22,164)
Net assets—100.0%		$1,221,797

(a) Security, or portion of security, is segregated as collateral for written option and OTC swap contracts aggregating a total value of $33,160.

(b) Security, or portion of security, is pledged as collateral to cover initial margin requirements on open futures contracts and centrally cleared swaps aggregating a total value of $38,883.

Forward Foreign Currency Contracts

Settlement Date	Deliver/Receive	Counterparty	Local Currency (in Thousands)	Current Value	Net Unrealized Appreciation (Depreciation)
Purchased
6/17/15	Brazilian Real	State Street Bank & Trust Company	10,580	$3,240	$(57)
6/17/15	Chinese Yuan Renminbi	State Street Bank & Trust Company	894,299	143,015	(604)
6/17/15	Colombian Peso	State Street Bank & Trust Company	49,441,040	18,839	84
6/17/15	Hungarian Forint	State Street Bank & Trust Company	10,592,818	37,846	683
6/17/15	Indonesian Rupiah	State Street Bank & Trust Company	1,162,888,998	87,301	936
6/17/15	Indian Rupee	State Street Bank & Trust Company	9,625,415	151,250	(305)
6/17/15	Japanese Yen	State Street Bank & Trust Company	9,746,603	81,354	823
6/17/15	South Korean Won	State Street Bank & Trust Company	27,832,654	25,025	246

See accompanying Notes to Portfolio of Investments.

Macro Allocation Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

Settlement Date	Deliver/Receive	Counterparty	Local Currency (in Thousands)	Current Value	Net Unrealized Appreciation (Depreciation)
Forward Foreign Currency Contracts—(continued)
Purchased—(continued)
6/17/15	Mexican Peso	State Street Bank & Trust Company	901,574	$58,796	$549
6/17/15	Malaysian Ringgit	State Street Bank & Trust Company	484,889	130,049	(248)
6/17/15	Polish Zloty	State Street Bank & Trust Company	141,870	37,341	799
6/17/15	Russian Ruble	State Street Bank & Trust Company	1,437,086	23,915	1,305
6/17/15	Taiwan Dollar	State Street Bank & Trust Company	492,790	15,753	151
6/17/15	South African Rand	State Street Bank & Trust Company	231,776	18,865	312
					$4,674
Sold
6/17/15	Australian Dollar	State Street Bank & Trust Company	136,546	$103,548	$1,091
6/17/15	Swiss Franc	State Street Bank & Trust Company	142,201	146,797	(4,486)
6/17/15	Czech Koruna	State Street Bank & Trust Company	1,346,297	52,582	(240)
6/17/15	Euro	State Street Bank & Trust Company	258,129	277,849	(3,420)
6/17/15	British Pound Sterling	State Street Bank & Trust Company	7,647	11,338	57
6/17/15	Hong Kong Dollar	State Street Bank & Trust Company	272,989	35,207	(72)
6/17/15	New Zealand Dollar	State Street Bank & Trust Company	182,426	135,359	(1,373)
6/17/15	Singapore Dollar	State Street Bank & Trust Company	163,230	118,710	(778)
6/17/15	Thai Baht	State Street Bank & Trust Company	2,039,676	62,480	(984)
					$(10,205)

Futures Contracts

Number of Contracts	Description	Expiration Date	Local Currency	Notional Amount (Local, in thousands)	Net Unrealized Appreciation (Depreciation)
Long
205	Amsterdam Index	April 2015	Euro	20,051	$(207)
475	IBEX 35 Index	April 2015	Euro	54,579	2,138
425	MSCI Singapore ETS Index	April 2015	Singapore Dollar	32,309	63
120	MSCI Taiwan Index	April 2015	U.S. Dollar	4,236	(87)
400	KOSPI 200 Index	June 2015	South Korean Won	51,520,000	310
50	S&P TSX 60 Index	June 2015	Canadian Dollar	8,653	70
140	SPI 200 Index	June 2015	Australian Dollar	20,601	330
515	10YR US Treasury Notes*	June 2015	U.S. Dollar	66,387	1,038
322	FTSE 100 Index	June 2015	British Pound Sterling	21,661	157

See accompanying Notes to Portfolio of Investments.

Macro Allocation Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

Number of Contracts	Description	Expiration Date	Local Currency	Notional Amount (Local, in thousands)	Net Unrealized Appreciation (Depreciation)
Long—(continued)
325	FTSE MIB Index	June 2015	Euro	37,079	$400
755	5YR US Treasury Notes*	June 2015	U.S. Dollar	90,759	1,013
					$5,225
Short
475	CAC 40 Index	April 2015	Euro	23,921	$35
376	EURO-BTP	June 2015	Euro	52,858	(479)
407	Euro-OAT*	June 2015	Euro	63,512	(664)
140	German Euro Bund*	June 2015	Euro	22,226	(284)
675	10YR JGB Mini	June 2015	Japanese Yen	9,930,600	102
1,340	FTSE 40 Index	June 2015	South African Rand	621,640	194
525	10YR Can Bond	June 2015	Canadian Dollar	74,939	(306)
85	DAX Index	June 2015	Euro	25,522	(12)
190	EURO STOXX 50 Index	June 2015	Euro	6,899	(70)
2,175	S&P 500 E Mini Index	June 2015	U.S. Dollar	224,112	(496)
75	GILT Index	June 2015	British Pound Sterling	9,056	(243)
					$(2,223)

*Exposure to Futures Contract is achieved through the use of a swap contract with Credit Suisse.

Total Return Swaps

Reference Entity	Pay/Receive Floating Rate	Floating Rates	Maturity Dates	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Industrial Select Sector Fund	Receive	1 Month LIBOR minus 45 bp	Apr 2015 to Apr 2016	Credit Suisse International	$56,099	$(2,415)
iShares Russell 2000 Fund	Receive	1 Month LIBOR minus 90 bp – 100 bp	Apr 2015 to Apr 2016	Credit Suisse International	96,628	(2,367)
Russell 1000 Growth Total Return Index	Receive	1 Month LIBOR plus 22 bp	Apr 2015	Goldman Sachs International	72,805	1,193
MSCI China Small Cap	Pay	1 Month LIBOR plus 30 bp	Feb 2016 to Apr 2016	Credit Suisse International	9,627	622
Equity Basket – Energy Sector	Pay	1 Month LIBOR plus 45 bp	Apr 2015 to Apr 2016	Credit Suisse International	62,465	(197)
						$(3,164)

Centrally Cleared Credit Default Swaps

Reference Entity	Buy/Sell Protection	Fixed Deal Receive Rate	Maturity Dates	Cleared Exchange	Notional Amount	Unrealized Appreciation (Depreciation)
CDX.IG-22	Sell	1.00%	June 2019	CME	$ 1,000	$(0) (c)

CDX.HY-22	Sell	5.00%	June 2019	ICE	970	4
						$4

See accompanying Notes to Portfolio of Investments.

Macro Allocation Fund

Portfolio of Investments, March 31, 2015 (all dollar amounts in thousands) (unaudited)

Interest Rate Swap

Floating Rate Reference	Pay/Receive Floating Rate	Fixed Rate	Maturity Date	Counterparty	Notional Amount (in thousands)	Unrealized Appreciation (Depreciation)
6 Month Swiss Franc LIBOR Rate	Receive	1.000%	June 2024	Credit Suisse International	57,730 CHF	$(3,772)

Variance Swaps

Reference Entity	Pay/Receive Floating Rate	Variance Strike Price	Maturity Dates	Counterparty	Notional Amount (in thousands)	Unrealized Appreciation (Depreciation)
Euro Stoxx 50	Receive	361.0000	Apr 2015	Credit Suisse International	375	(648)
Euro Stoxx 50	Receive	358.3449	Apr 2015	Credit Suisse International	256	(436)
S&P 500 Index	Receive	211.7025	Apr 2015	Credit Suisse International	450	(31)
						(1,115)
		Total Net Unrealized Appreciation (Depreciation) on Swaps				$(8,047)

(c) Rounds to less than $1,000.

See accompanying Notes to Portfolio of Investments.

Notes to Portfolios of Investments

(1) Significant Accounting Policies

(a) Description of the Trust

William Blair Funds (the “Trust”) is a mutual fund registered under the Investment Company Act of 1940 (“the 1940 Act”), as amended, as an open-end management investment company. The Trust currently consists of the following twenty-five funds (the “Funds”), each with its own investment objectives and policies. For each Fund, the number of shares authorized is unlimited.

Domestic Equity Funds	International Equity Funds
Growth	International Leaders
Large Cap Growth	International Equity
Large Cap Value	Institutional International Equity
Mid Cap Growth	International Growth
Mid Cap Value	Institutional International Growth
Small-Mid Cap Growth	International Small Cap Growth
Small-Mid Cap Value	Emerging Markets Leaders
Small Cap Growth	Emerging Markets Growth
Small Cap Value	Emerging Markets Small Cap Growth

Global Equity Funds	Fixed Income Funds
Global Leaders	Bond
Global Small Cap Growth	Income
Low Duration

Multi-Asset and Alternative Fund	Money Market Fund
Macro Allocation	Ready Reserves

The investment objectives of the Funds are as follows:

Domestic Equity	Long-term capital appreciation.
Global Equity	Long-term capital appreciation.
International Equity	Long-term capital appreciation.
Fixed Income	High level of current income with relative stability of principal. (Maximize total return—Low Duration).
Money Market	Current income, a stable share price and daily liquidity.
Multi-Asset and Alternative	Maximize long-term risk-adjusted total return.
1

(b) Income Taxes

The cost of investments for federal income tax purposes and related gross unrealized appreciation (depreciation) and net unrealized appreciation/(depreciation) at March 31, 2015 were as follows (in thousands):

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Growth	$711,367	$189,488	$(5,909)	$183,579
Large Cap Growth	47,585	15,174	(55)	15,119
Large Cap Value	3,521	775	(73)	702
Mid Cap Growth	294,314	70,187	(9,387)	60,800
Mid Cap Value	2,629	1,121	(49)	1,072
Small-Mid Cap Growth	772,981	226,636	(7,417)	219,219
Small-Mid Cap Value	3,695	783	(73)	710
Small Cap Growth	416,562	106,647	(7,764)	98,883
Small Cap Value	478,846	125,894	(10,985)	114,909
Global Leaders	162,751	31,500	(3,020)	28,480
Global Small Cap Growth	47,778	5,819	(734)	5,085
International Leaders	84,647	14,094	(1,741)	12,353
International Equity	63,642	12,237	(2,098)	10,139
Institutional International Equity	12,937	2,344	(430)	1,914
International Growth	3,283,842	648,816	(111,798)	537,018
Institutional International Growth	2,093,339	390,915	(70,361)	320,554
International Small Cap Growth	566,629	78,491	(15,609)	62,882
Emerging Markets Leaders	95,972	10,916	(2,886)	8,030
Emerging Markets Growth	939,833	147,790	(37,135)	110,655
Emerging Markets Small Cap Growth	259,140	47,243	(5,228)	42,015
Bond	270,933	12,847	(1,715)	11,132
Income	99,072	2,112	(629)	1,483
Low Duration	171,158	1,270	(994)	276
Ready Reserves	1,483,488	—	—	—
Macro Allocation	1,222,087	47,152	(33,816)	13,336

(c) Repurchase Agreements

In a repurchase agreement, a Fund buys a security at one price and at the time of sale, the seller agrees to repurchase the security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying collateral. William Blair & Company, L.L.C. (“the Adviser”) monitors, on an ongoing basis, the value of the underlying collateral to ensure that the value always equals or exceeds the repurchase price plus accrued interest. Repurchase agreements may involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying collateral. The risk to a Fund is limited to the ability of the seller to pay the agreed upon sum on the delivery date. In the event of default, a repurchase agreement provides that a Fund is entitled to sell the underlying collateral. The loss, if any, to a Fund will be the difference between the proceeds from the sale and the repurchase price. However, if bankruptcy proceedings are commenced with respect to the seller of the security, disposition of the collateral by the Fund may be delayed or limited. The Funds have master repurchase agreements which allow the Funds to offset amounts owed to a counterparty with amounts owed from the same counterparty, including any collateral, in the event the counterparty defaults. As of March 31, 2015, each Fund’s outstanding repurchase agreement, if any, and related collateral, are shown on the Fund’s Portfolio of Investments. Although no definitive creditworthiness criteria are used, the Adviser reviews the creditworthiness of the banks and non-bank dealers with which a Fund enters into repurchase agreements to evaluate those risks. A Fund may, for tax purposes, deem repurchase agreements collateralized by U.S. Government securities to be investments in U.S. Government securities.

(d) TBA Securities

The Fixed Income Funds may invest in mortgage pass-through securities eligible to be sold in the “to-be announced” market (“TBAs”). TBAs provide for the forward or delayed delivery of the underlying instrument with settlement up to 180 days. The term TBA comes from the fact that the specific mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made, but rather is generally announced 48 hours before the settlement date. When a Fund sells TBAs, it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold the securities. A Fund generally has the ability to close out a TBA obligation on or before the settlement date, rather than take delivery of the security.

(2) Valuation

(a) Investment Valuation

The value of domestic equity securities, including exchange-traded funds, is determined by valuing securities traded on national securities markets or in the over-the-counter markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the mean between the last reported bid and ask prices.

The value of foreign equity securities is generally determined based upon the last sale price on the foreign exchange or market on which it is primarily traded and in the currency of that market as of the close of the appropriate exchange or, if there have been no sales during that day, at the mean between the last reported bid and ask prices. The Board of Trustees has determined that the passage of time between when the foreign exchanges or markets close and when the Funds compute their net asset values could cause the value of foreign equity securities to no longer be representative or accurate and, as a result, may necessitate that such securities be fair valued. Accordingly, for foreign equity securities, the Funds may use an independent pricing service to fair value price the security as of the close of regular trading on the NYSE. As a result, a Fund’s value for a security may be different from the last sale price (or the mean between the last reported bid and ask prices).

Fixed-income securities are generally valued using evaluated prices provided by an independent pricing service. The evaluated prices are formed using various market inputs that the pricing service believes accurately represent the market value of a security at a particular point in time. The pricing service determines evaluated prices for fixed-income securities using inputs including, but not limited to, recent transaction prices, dealer quotes, transaction prices for securities with similar characteristics, collateral characteristics, credit quality, payment history, liquidity and market conditions.

Repurchase agreements are valued at cost, which approximates fair value.

Option contracts on securities, currencies and other financial instruments traded on one or more exchanges are valued at their most recent sale price on the exchange on which they are traded most extensively. Futures contracts (and options and swaps thereon) are valued at the most recent settlement price on the exchange on which they are traded most extensively. Forward foreign currency contracts are valued on the basis of the value of the underlying currencies at the prevailing currency exchange rate as supplied by an independent pricing service.

Over-the-Counter (“OTC”) swap contracts are valued by an independent pricing service. Depending on the product and the terms of the transaction, the independent pricing service may use a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates.

Centrally cleared swaps listed or settled on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices.

Investments in other investment funds that are not exchange-traded funds are valued at the underlying fund’s ending net asset value on the date of valuation.

Securities held in the Ready Reserves Fund are valued at amortized cost, which approximates fair value.

Securities, and other assets, for which a market price is not available or is deemed unreliable (e.g., securities affected by unusual or extraordinary events, such as natural disasters or securities affected by market or economic events, such as bankruptcy filings), or the value of which is affected by a significant valuation event, are valued at a fair value as determined in good faith by, or under the direction of, the Board of Trustees and in accordance with the Valuation Procedures approved by the Board of Trustees. The value of fair valued securities may be different from the last sale price (or the mean between the last reported bid and ask prices), and there is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security.

As of March 31, 2015, there were securities held in the International Growth, Institutional International Growth and Emerging Markets Small Cap Growth Funds requiring fair valuation pursuant to the Trust’s Valuation Procedures.

2

(b) Fair Value Measurements

Fair value is defined as the price that a Fund would receive upon selling a security in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. A three-tier hierarchy of inputs is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

•	Level 1—Quoted prices (unadjusted) in active markets for an identical security.

•	Level 2—Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. In addition, other observable inputs such as foreign exchange rates, benchmark securities indices and foreign futures contracts may be utilized in the valuation of certain foreign securities when significant events occur between the last sale on the foreign securities exchange and the time the net asset value of the Fund is calculated.

•	Level 3—Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

A description of the valuation technique applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis as follows:

Exchange-Traded Securities

Securities traded on a national securities exchange (or reported on the NASDAQ national market), including exchange-traded funds, are stated at the last reported sales price on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the mean between the last reported bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed-Income Securities

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are generally valued using evaluated prices provided by an independent pricing service. The evaluated prices are formed using various market inputs that the pricing service believes accurately represent the fair value of a security at a particular point in time. The pricing service determines evaluated prices for fixed-income securities using inputs including, but not limited to, recent transaction prices, dealer quotes, transaction prices for securities with similar characteristics, collateral characteristics, credit quality, payment history, liquidity and market conditions. Securities that use similar valuation techniques and observable inputs as described above are categorized as Level 2 of the fair value hierarchy.

Short-Term Investments

Short-term investments in the Ready Reserves Fund are valued at amortized cost, which approximates fair value. Repurchase agreements are valued at cost, which approximates fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Derivative Instruments

Listed derivatives, such as certain options and futures contracts, that are actively traded are valued based on quoted prices from the exchange on which they are traded most extensively and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward foreign currency contracts, swap and certain option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of OTC derivative products can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of forward foreign currency contracts and interest rate swaps. A substantial majority of OTC derivative products valued by a Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy.

Any transfers between Level 1 and Level 2 are disclosed, effective as of the beginning of the year, in the following tables with the reasons for the transfers disclosed in a note to the tables, if applicable. Transfer amounts are based on end of period values.

As of March 31, 2015, the hierarchical input levels of securities in each Fund, segregated by security class or other financial instruments, are as follows (in thousands):

3

Investments in securities	Growth	Large Cap Growth	Large Cap Value	Mid Cap Growth	Mid Cap Value
Level 1—Quoted prices
Common Stocks	$891,285	$61,662	$4,085	$349,960	$3,701
Level 2—Other significant observable inputs
Short-Term Investments	3,661	1,042	138	5,154	—
Level 3—Significant unobservable inputs
None	—	—	—	—	—
Total investments in securities	$894,946	$62,704	$4,223	$355,114	$3,701

Investments in securities	Small-Mid Cap Growth	Small-Mid Cap Value	Small Cap Growth	Small Cap Value
Level 1—Quoted prices
Common Stocks	$963,887	$4,405	$481,761	$589,429
Exchange-Traded Fund	—	—	20,808	—
Level 2—Other significant observable inputs
Short-Term Investments	28,313	—	12,876	4,326
Level 3—Significant unobservable inputs
None	—	—	—	—
Total investments in securities	$992,200	$4,405	$515,445	$593,755

Investments in securities	Global Leaders	Global Small Cap Growth	International Leaders	International Equity	Institutional International Equity	International Growth
Level 1—Quoted prices
Common Stocks	$189,703	$50,785	$94,435	$72,345	$14,617	$3,690,631
Preferred Stock	—	—	—	—	—	10,297
Rights	—	—	40	—	—	241
Level 2—Other significant observable inputs
Affiliated Fund	—	—	—	—	—	39,726
Common Stocks	—	—	—	—	—	—
Short-Term Investments	1,528	2,078	2,525	1,436	234	79,931
Level 3—Significant unobservable inputs
Common Stocks	—	—	—	—	—	34
Total investments in securities	$191,231	$52,863	$97,000	$73,781	$14,851	$3,820,860
Level 1 and Level 2 transfers
Transfers from Level 1 to Level 2	$—	$—	$—	$—	$—	$—
Transfers from Level 2 to Level 1 (a)	58,193	15,784	62,356	50,348	10,705	2,772,010

Investments in securities	Institutional International Growth	International Small Cap Growth	Emerging Markets Leaders	Emerging Markets Growth	Emerging Markets Small Cap Growth
Level 1—Quoted prices
Common Stocks	$2,339,306	$622,130	$101,038	$996,873	$295,652
Preferred Stock	6,526	—	1,517	20,355	—
Rights	154	—	16	74	—
Level 2—Other significant observable inputs
Affiliated Fund	21,348	—	—	42,616	—
Common Stocks	—	—	—	—	—
Short-Term Investments	46,542	7,381	1,431	20,570	4,209
Level 3—Significant unobservable inputs
Common Stocks	17	—	—	—	1,294
Total investments in securities	$2,413,893	$629,511	$104,002	$1,050,488	$301,155
Level 1 and Level 2 transfers
Transfers from Level 1 to Level 2	$—	$—	$—	$—	$—
Transfers from Level 2 to Level 1 (a)	1,762,832	365,459	67,404	634,545	174,110

4

Investments in securities	Bond	Income	Low Duration	Ready Reserves	Macro Allocation
Assets
Level 1—Quoted Prices
Exchange-Traded Funds	$—	$—	$—	$—	$714,842
Purchased Options	21	10	21	—	12,764
Level 2—Other significant observable inputs
Asset-Backed Securities	13,338	8,172	39,279	—	—
Commercial Paper	—	—	—	1,016,179	—
Corporate Obligation/Notes	135,242	32,821	29,399	41,066	—
Purchased Option	—	—	—	—	—
Short-Term Investments	—	1,684	2,989	316,618	430,829
U.S. Government and U.S. Government Agency	133,715	57,868	110,017	109,625	85,947
Level 3—Significant unobservable inputs
None	—	—	—	—	—
Liabilities
Level 1—Quoted Prices
Written Option	—	—	—	—	(421)
Level 2—Other significant observable inputs
None	—	—	—	—	—
Level 3—Significant unobservable inputs
None	—	—	—	—	—
Total investments in securities	$282,316	$100,555	$181,705	$1,483,488	$1,243,961
Other financial instruments
Assets
Level 1—Quoted Prices
Futures Contracts	$—	$—	$—	$—	$3,799
Level 2—Other significant observable inputs
Forward Foreign Currency Contracts	—	—	—	—	7,036
Futures Contracts	—	—	—	—	2,051
Swaps	—	—	—	—	1,819
Level 3—Significant unobservable inputs
None	—	—	—	—	—
Liabilities
Level 1—Quoted Prices
Futures Contracts	—	—	—	—	(1,900)
Level 2—Other significant observable inputs
Forward Foreign Currency Contracts	—	—	—	—	(12,567)
Futures Contracts	—	—	—	—	(948)
Swaps	(24)	—	—	—	(9,866)
U.S. Government and U.S. Government Agency	—	—	(10,271)	—	—
Level 3—Significant unobservable inputs
None	—	—	—	—	—
Total other financial instruments	$(24)	$—	$(10,271)	$—	$(10,576)

(a)	Fair valuation estimates were obtained from the Funds’ pricing vendor and applied to certain foreign securities at December 31, 2014, but not at March 31, 2015.

Level 1 Common Stocks are exchange-traded securities with a quoted price. See Portfolio of Investments for Sector Classification.

Level 1 Common Stocks are exchange traded securities with a quoted price. Typically, Level 2 Common Stocks are non-U.S. exchange traded securities with a quoted price that are fair valued by an independent pricing service approved by the Board of Trustees. See Portfolio of Investments for Sector Classification.

The fair value estimates for the Level 3 securities in the International Growth, Institutional International Growth and Emerging Markets Small Cap Growth Funds were determined in good faith by the Pricing Committee, pursuant to the Valuation Procedures adopted by the Board of Trustees. There were various factors considered in reaching this fair value determination, including, but not limited to, the following: the type of security, the extent of public trading of the security, information obtained from a broker-dealer for the security, analysis of the company’s performance, and market trends that influence its performance. Level 3 securities represented 0.00%, 0.00% and 0.43% as a percentage of Net Assets in the International Growth, Institutional International Growth and Emerging Markets Small Cap Growth Funds, respectively.

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(3) Financial Derivative Instruments

Each Fund may use derivative instruments to maintain liquidity, to provide hedging, or in anticipation of changes in the composition of its portfolio holdings or as otherwise provided in each Fund’s prospectus. The Macro Allocation Fund may also use derivative instruments to obtain investment exposures.

Derivative transactions carry counterparty risk as they are based on contracts between a Fund and the applicable counterparty. For exchange-traded or cleared derivative contracts, such counterparty risk is limited due to the role of the exchange or clearinghouse. OTC derivative contracts, however, are exposed to counterparty risk in the amount of unrealized gains, net of collateral held, for the duration of the contract.

The Macro Allocation Fund is subject to certain netting arrangements through International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDAs”). The ISDAs maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. The ISDAs cover certain OTC derivative securities entered into by Macro Allocation Fund with various counterparties and allow the Macro Allocation Fund to close out and net its total exposure to a counterparty in the event of a default.

Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price at a designated date, time and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. If the offsetting purchase price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction, a Fund will continue to be required to maintain the margin deposits on the futures contract.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other liquid assets equal to a certain percentage of the contract amount (initial margin deposit). Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by a Fund and a cash payment is either made to or received from the broker. Futures held through swaps are marked to market daily, however, a Fund does not make or receive cash payments to/from the broker. Gains or losses are recognized but not considered realized until the contracts expire or are closed.

Options

The purchase or sale of an option by a Fund involves the payment or receipt of a premium by the investor and the corresponding right or obligation, as the case may be, either to purchase or sell the underlying security, commodity, or other instrument for a specific price at a certain time or during a certain period. Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so the investor loses its premium. Selling options involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security rather than only the amount of the premium paid (which could result in a potentially unlimited loss). OTC options also involve counterparty credit risk.

Forward Foreign Currency Contracts

The Global Equity, International Equity and Multi-Asset and Alternative Funds may enter into forward foreign currency contracts. When entering into a forward foreign currency contract, a Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. A Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. These instruments may involve market risk, credit risk, or both kinds of risks in excess of the amount recognized in the [deleted text]. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from the price movements in currencies.

6

Swap Contracts

Swap agreements may include total return, interest rate, securities index, commodity, security, currency exchange rate, credit default index, volatility and variance swaps. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. Cleared swaps are transacted through futures commission merchants that are members of central clearing houses with the clearing house serving as a central counterparty similar to transactions in futures contracts. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount” (i.e., the change in the value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index). Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay a Fund and the risk that a Fund will not be able to meet its obligations to pay the counterparty to the swap. Swap agreements may also involve fees, commissions or other costs that may reduce a Fund’s gains from a swap agreement or may cause a Fund to lose money.

Credit Default Swaps—A Fund may invest in credit default swaps as a means of “buying” credit protection (i.e., attempting to mitigate the risk of default or credit quality deterioration in some portion of a Fund’s holdings) or “selling” credit protection (i.e., attempting to gain exposure to an underlying issuer’s credit quality characteristics without directly investing in that issuer). A credit default swap is a contract between a buyer and a seller of protection against a pre-defined credit event (e.g., a ratings downgrade or default) on an underlying reference obligation, which may be a single debt instrument or baskets or indices of securities. A Fund may be a buyer or seller of a credit default swap. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. A Fund adds leverage to its portfolio because the Fund is subject to investment exposure on the notional amount of the swap. The maximum potential amount of future payments that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities. For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as an indicator of the payment performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent deterioration of the referenced entities’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap.

Interest Rate Swap—A Fund may invest in interest rate swaps to gain or mitigate exposure to changes in interest rates. Interest rate swap agreements involve a commitment between parties to pay either a fixed interest rate or a floating interest rate based on a notional amount of principal. The parties make payments at predetermined intervals throughout the life of the swap. As a payer, a Fund would make the fixed payment and receive the floating payment. As a receiver, a Fund would make the floating payment and receive the fixed payment.

Total Return Swap—A Fund may invest in total return swaps to gain or mitigate exposure to an underlying security, or securities. Total return swap agreements may involve commitments to pay interest in exchange for the return on the underlying security, or securities. At maturity, a net cash flow is exchanged between the parties based on the total return of the underlying security, or securities, less a financing rate. As a receiver, a Fund would receive a payment for a positive return and would make a payment for a negative return. As a payer, a Fund would make a payment for a positive return and would receive a payment for a negative return.

Variance Swap—A Fund may invest in variance swaps in order to gain or mitigate its exposure to an underlying reference entity such as a broad based index. A variance swap is an agreement between two parties to exchange cash flows based on the measured variance of a reference entity. The payer agrees to exchange the fixed rate, or the variance strike price of the reference entity, to the receiver for the floating rate, or realized variance price of the reference entity. At the time the trade is originated, the agreed upon variance strike price is generally set so that the fair value of the swap is near zero. At maturity, a net cash flow is exchanged between the parties based on the difference between the final realized variance price of the swap and the variance strike price multiplied by the notional, or vega amount. As a receiver of the floating rate, a Fund would receive a payment if the final realized variance price is greater than the variance strike price and would make a payment if the final realized variance price is less than the variance strike price. As a payer of the floating rate, a Fund would receive a payment if the final realized variance price is less than the variance strike price and would make a payment if the final realized variance price is greater than the variance strike price.

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Item 2. Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WILLIAM BLAIR FUNDS

By:	/s/ Michelle R. Seitz
Michelle R. Seitz President

Date: May 28, 2015

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michelle R. Seitz
Michelle R. Seitz President (Principal Executive Officer)

Date: May 28, 2015

By:	/s/ Colette M. Garavalia
Colette M. Garavalia
Treasurer (Principal Financial Officer)

Date: May 28, 2015